UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31,2005

                    DATE OF REPORTING PERIOD: AUGUST 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 97.7%
CONSUMER DISCRETIONARY -- 15.7%
  Aeropostale*                           16,000   $       498
  Autoliv                                69,433         2,934
  Autonation (B)*                        51,700           850
  Barnes & Noble (B)*                    46,400         1,604
  Bed Bath & Beyond*                    104,900         3,925
  Black & Decker (B)                     24,600         1,696
  Boise Cascade                           8,540           267
  BorgWarner                             39,500         1,767
  Brunswick                              19,900           782
  Carmax (B)*                            43,398           850
  Centex                                 21,674           992
  Clear Channel Communications          136,780         4,584
  Comcast, Cl A*                         34,580           974
  Comcast, Special Cl A*                 54,996         1,526
  COX Communications, Cl A*             108,244         3,557
  Dana                                   85,100         1,606
  Darden Restaurants                      7,900           166
  Delphi                                202,300         1,853
  DIRECTV Group*                        103,300         1,639
  Dollar Tree Stores*                    28,868           679
  DR Horton                              66,622         2,061
  Eastman Kodak (B)                      54,200         1,603
  eBay (B)*                             272,682        23,598
  EchoStar Communications, Cl A (B)*    254,801         7,810
  Family Dollar Stores                   71,604         1,894
  Federated Department Stores           119,683         5,194
  Foot Locker                            60,100         1,344
  Ford Motor                            247,600         3,494
  Fortune Brands                         12,800           936
  Gannett                                70,900         6,005
  General Motors (B)                     97,784         4,040
  Getty Images*                          37,400         2,074
  Harrah's Entertainment (B)             52,434         2,527
  Hasbro                                 41,300           765
  Home Depot                            162,098         5,926
  Interpublic Group (B)*                 37,300           394
  JC Penney                              58,200         2,230
  Johnson Controls                       18,900         1,064
  Jones Apparel Group                    17,800           635
  KB Home                                25,600         1,761
  Knight-Ridder (B)                      12,300           793
  Kohl's*                               234,196        11,588
  Lamar Advertising, Cl A (B)*           37,021         1,617
  Lennar, Cl A                           43,174         1,977
  Liberty Media International, Cl A*    162,628         5,497
  Liberty Media, Cl A*                  118,147         1,053
  Limited                               180,238         3,619
  Lowe's                                174,715         8,683
  Magna International, Cl A               4,600           343
  Mandalay Resort Group                  15,800         1,072
  Marriott International, Cl A          226,248        10,736
  May Department Stores                  34,195           838
  Maytag                                 25,200           510
  McDonald's                            535,500        14,469
  McGraw-Hill                            81,070         6,139
  McLeodUSA, Cl A (B) (F)*               92,300            --
  MDC Holdings                           13,700           943
  MGM Mirage*                            19,600           810
  Nordstrom                               7,800           290
  NVR*                                    3,700         1,858
  Omnicom Group                          35,053         2,412
  Petsmart (B)                           57,700         1,619
  Polaris Industries                     26,300         1,240
  RadioShack                              5,500           148
----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Ryland Group                           10,100   $       890
  Sears Roebuck                          69,325         2,654
  Sherwin-Williams                       74,732         3,086
  Stanley Works                          72,219         3,124
  Staples                               300,000         8,604
  Starwood Hotels & Resorts
  Worldwide                              27,801         1,229
  Target                                 99,700         4,445
  Timberland, Cl A*                      16,100           899
  Time Warner (B)*                      733,137        11,987
  TJX                                   225,000         4,761
  UnitedGlobalCom, Cl A (B)*             72,200           491
  Univision Communications, Cl A (B)*   138,225         4,561
  Valassis Communications*               44,086         1,246
  VF                                     39,100         1,929
  Viacom, Cl B                          265,947         8,859
  Walt Disney                           409,526         9,194
  Wendy's International                  21,000           722
  Whirlpool                              13,200           807
  XM Satellite Radio Holdings,
  Cl A (B)*                             332,900         9,145
  Zale*                                  38,400           984
                                                  ------------
                                                      265,975
                                                  ------------
CONSUMER STAPLES -- 8.5%
  Adolph Coors, Cl B                     24,000         1,644
  Albertson's (B)                        75,000         1,843
  Altria Group (B)                      258,671        12,662
  Archer-Daniels-Midland                131,800         2,105
  Avon Products                          84,062         3,714
  BJ's Wholesale Club (B)*               27,900           706
  Coca-Cola                             162,905         7,283
  Coca-Cola Enterprises                  91,276         1,885
  Colgate-Palmolive                     139,244         7,519
  ConAgra Foods                           3,200            84
  Constellation Brands, Cl A*            21,285           783
  Costco Wholesale                       41,500         1,709
  CVS                                    65,500         2,620
  Dean Foods*                            80,900         2,999
  Energizer Holdings*                    84,886         3,509
  Estee Lauder, Cl A                     59,400         2,611
  General Mills                          31,486         1,488
  Gillette                              391,103        16,622
  Kimberly-Clark                         72,100         4,809
  Kroger*                               120,100         1,985
  Pepsi Bottling Group                   38,400         1,029
  PepsiAmericas                          39,500           784
  PepsiCo                               256,698        12,835
  Procter & Gamble                      268,310        15,017
  Reynolds American (B)                  30,400         2,295
  Rite Aid*                             111,400           490
  Safeway (B)*                           85,072         1,718
  Sara Lee                               62,100         1,374
  Supervalu                              53,600         1,413
  Tyson Foods, Cl A                     102,400         1,688
  Wal-Mart Stores                       329,286        17,343
  Walgreen                              190,000         6,925
  Wm. Wrigley Jr.                        57,049         3,539
                                                  ------------
                                                      145,030
                                                  ------------
ENERGY -- 6.7%
  Amerada Hess (B)                       32,600         2,624
  Anadarko Petroleum                     20,300         1,202
  Burlington Resources                   70,400         2,551
  ChevronTexaco                         223,568        21,798
  ConocoPhillips                        193,213        14,381
  Devon Energy                           17,400         1,128
  El Paso                                64,431           527

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  ExxonMobil                          1,036,937   $    47,803
  Marathon Oil                          119,353         4,329
  Noble Energy                           25,487         1,312
  Occidental Petroleum                   55,741         2,879
  Petrokazakhstan                        29,000           869
  Precision Drilling*                     4,000           198
  Schlumberger                          102,015         6,304
  Sunoco (B)                             15,600           959
  Unocal                                 50,023         1,868
  Western Gas Resources                  30,400           849
  XTO Energy                             62,275         1,746
                                                  ------------
                                                      113,327
                                                  ------------
FINANCIALS -- 23.5%
  A.G. Edwards                           34,800         1,210
  ACE                                     3,600           139
  Aflac                                   8,700           349
  Allstate                              230,549        10,884
  AMBAC Financial Group                  17,493         1,321
  American Express                       84,200         4,212
  American International Group          358,067        25,509
  AmSouth Bancorp                        63,770         1,661
  Archstone-Smith Trust+                 13,700           428
  Astoria Financial                      44,674         1,623
  Bank of America                       713,518        32,094
  Bank of Hawaii                         32,100         1,524
  Bank of New York                       17,975           536
  BB&T                                   27,433         1,097
  Bear Stearns                           13,000         1,143
  Capital One Financial                  36,400         2,466
  CBL & Associates Properties+            7,900           482
  Charles Schwab                        977,241         9,235
  Chubb                                  46,016         3,130
  CIT Group                              26,400           943
  Citigroup                             990,633        46,144
  Comerica                               54,991         3,308
  Commerce Bancorp (B)                   15,200           798
  Countrywide Financial                  42,000         1,493
  Doral Financial                         7,200           293
  Equity Office Properties
  Trust+ (B)                            163,652         4,674
  Equity Residential+ (B)                66,700         2,160
  Fannie Mae                             91,974         6,847
  Fidelity National Financial            55,834         2,102
  Fifth Third Bancorp (B)                27,300         1,360
  First American                         71,015         2,057
  First Horizon National                 45,569         2,072
  Franklin Resources (B)                 65,100         3,468
  Freddie Mac (B)                       126,194         8,470
  Fremont General                        24,300           490
  Friedman Billings Ramsey Group,
  Cl A+ (B)                              73,200         1,380
  General Growth Properties+ (B)         69,800         2,106
  Golden West Financial                  10,610         1,148
  Goldman Sachs Group                   204,558        18,339
  Greenpoint Financial                   17,100           753
  Hartford Financial Services Group      62,675         3,833
  Hibernia, Cl A                         53,540         1,438
  Huntington Bancshares                  86,473         2,133
  Independence Community Bank            41,953         1,646
  IndyMac Bancorp                        53,500         1,846
  IPC Holdings                           10,100           366
  Jefferson-Pilot                        36,083         1,728
  JP Morgan Chase                       493,909        19,549
  Keycorp                               147,118         4,612
  Legg Mason (B)                          6,900           557
  Lehman Brothers Holdings               64,661         4,778
  Lincoln National                      102,400         4,639
----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Loews                                  17,800   $     1,011
  Marshall & Ilsley                      21,600           866
  MBIA                                   69,061         3,955
  MBNA                                  403,033         9,729
  Merrill Lynch                          94,162         4,809
  Metlife                                73,300         2,730
  MoneyGram International*                2,000            33
  Moody's                               164,764        11,296
  Morgan Stanley                        145,727         7,393
  National City                         259,396         9,803
  Nationwide Financial Services, Cl A    14,700           511
  New York Community Bancorp             16,349           349
  Northern Trust                        150,000         6,457
  Old Republic International             17,900           422
  PartnerRe Holdings                     12,820           658
  Plum Creek Timber+ (B)                 50,100         1,655
  PMI Group (B)                          75,600         3,140
  PNC Financial Services Group          122,686         6,585
  Popular                                91,704         2,219
  Principal Financial Group*             57,900         2,010
  Progressive                            12,300           988
  Prudential Financial                   25,200         1,164
  Raymond James Financial                15,000           363
  Rayonier+                               6,100           283
  Regions Financial                      80,166         2,589
  Safeco (B)                             37,300         1,797
  St. Paul                              111,816         3,879
  Stancorp Financial Group               14,800         1,073
  State Street                          179,723         8,113
  SunTrust Banks                         76,366         5,200
  Torchmark                              35,500         1,828
  UnionBanCal                            17,600         1,046
  US Bancorp                            266,720         7,868
  Wachovia                              292,660        13,729
  Washington Mutual (B)                 100,024         3,884
  Webster Financial                      49,991         2,460
  Wells Fargo                           140,509         8,255
  Willis Group Holdings                  22,424           784
  Xl Capital, Cl A                       10,158           713
  Zions Bancorporation                   16,100         1,003
                                                  ------------
                                                       399,223
                                                  ------------
HEALTH CARE -- 10.1%
  Advanced Medical Optics*               48,000         1,787
  Aetna                                  12,000         1,112
  Alcon (B)                               7,108           532
  Allergan                              105,000         7,838
  Amgen*                                147,075         8,720
  Anthem (B)*                             9,500           772
  Applera--Applied Biosystems Group      49,149           936
  Bausch & Lomb                          26,200         1,728
  Beckman Coulter                        50,000         2,790
  Becton Dickinson                       40,200         1,934
  Boston Scientific*                    179,100         6,399
  Bristol-Myers Squibb                  173,645         4,121
  Cardinal Health                        12,800           579
  Caremark Rx*                          118,011         3,387
  Cigna                                  29,000         1,930
  Community Health Systems*              15,000           375
  Coventry Health Care*                  36,000         1,828
  Eli Lilly                             107,222         6,803
  Fisher Scientific International (B)*   32,500         1,852
  Genentech*                            389,940        19,021
  Guidant                                40,611         2,429
  HCA                                    17,262           670
  Humana*                               100,000         1,900
  Invitrogen (B)*                        15,300           757

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Johnson & Johnson                     126,462   $     7,347
  McKesson                                7,600           235
  Medtronic                             427,942        21,290
  Merck                                 166,223         7,475
  Pfizer                                855,199        27,939
  UnitedHealth Group                      3,800           251
  VCA Antech*                            80,000         1,533
  WellPoint Health Networks*            108,954        10,697
  Wyeth                                 119,609         4,374
  Zimmer Holdings*                      133,300         9,504
                                                  ------------
                                                      170,845
                                                  ------------
INDUSTRIALS -- 10.5%
  3M                                     55,588         4,578
  Accenture, Cl A*                       19,100           499
  Apollo Group, Cl A*                    86,800         6,770
  Boeing                                 58,000         3,029
  Burlington Northern Santa Fe          183,766         6,579
  Caterpillar                            93,654         6,809
  Cendant                               478,051        10,340
  Cintas (B)                            109,250         4,480
  Cooper Industries, Cl A                15,200           839
  Crane                                  11,200           302
  CSX                                    40,749         1,287
  Cummins                                55,700         3,748
  Danaher                                32,124         1,652
  Deere                                  51,600         3,265
  Deluxe                                 34,800         1,487
  Eaton                                  53,324         3,218
  Emerson Electric                       19,379         1,206
  Expeditors International
  Washington                            180,000         8,780
  Fastenal                               61,823         3,881
  General Dynamics                       31,400         3,066
  General Electric                    1,282,100        42,040
  Goodrich                               32,145         1,021
  Graco                                   7,000           218
  HNI                                    22,100           866
  Honeywell International               103,228         3,714
  Hubbell, Cl B (B)                      14,450           624
  Illinois Tool Works                    37,700         3,442
  L-3 Communications Holdings            39,500         2,474
  Lockheed Martin                        25,300         1,361
  Masco                                 124,112         3,988
  Norfolk Southern                       42,782         1,215
  Northrop Grumman                       56,300         2,908
  Paccar                                  8,900           536
  Parker Hannifin                         5,721           311
  Raytheon                               34,200         1,188
  Rockwell Automation                    42,400         1,654
  RR Donnelley & Sons                    46,816         1,439
  Ryder System                            6,200           272
  SPX (B)                                49,200         1,795
  Teekay Shipping                        26,200           918
  Textron                                33,062         2,099
  Tyco International                     71,000         2,224
  United Parcel Service, Cl B           222,041        16,220
  United Technologies                    33,000         3,099
  Viad                                      500            12
  W.W. Grainger                           4,700           251
  Weight Watchers International (B)*    160,000         6,246
                                                  ------------
                                                      177,950
                                                  ------------
INFORMATION TECHNOLOGY -- 14.1%
  Activision*                            25,200           363
  Akamai Technologies (B)*              132,000         1,775
  Arrow Electronics*                     35,065           759
----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Autodesk                               70,700   $     3,140
  Automatic Data Processing              38,140         1,517
  Avaya*                                  3,900            47
  Avnet*                                 63,500         1,008
  Cisco Systems*                        823,699        15,453
  Convergys*                             54,400           756
  Corning*                               55,265           559
  Cypress Semiconductor (B)*             40,500           395
  Dell*                                 320,370        11,162
  Electronic Arts*                       43,472         2,164
  Electronic Data Systems                23,800           457
  EMC*                                  333,376         3,590
  First Data                            638,144        26,962
  Fiserv*                               145,339         5,055
  Flextronics International (B)*         62,315           773
  Google, Cl A*                           6,400           656
  Hewlett-Packard                       464,645         8,313
  Ingram Micro, Cl A*                   119,385         1,769
  Intel                                 826,451        17,595
  International Business Machines        78,803         6,674
  Intuit*                                91,000         3,848
  Linear Technology                     184,733         6,608
  Lucent Technologies (B)*              222,693           697
  Maxim Integrated Products             104,800         4,551
  Microsoft                           1,357,959        37,072
  Motorola                              131,600         2,125
  National Semiconductor*               136,378         1,818
  NCR*                                   47,800         2,111
  Paychex                               550,372        16,330
  PerkinElmer                           123,883         2,166
  Plantronics*                            7,100           276
  Polycom*                               64,700         1,264
  Qualcomm                              764,374        29,084
  Research In Motion*                    23,000         1,385
  Reynolds & Reynolds, Cl A               9,100           223
  Sabre Holdings, Cl A                   75,437         1,735
  Sandisk (B)*                          210,000         4,904
  Sanmina-SCI*                           45,339           314
  Solectron*                            150,400           776
  Sun Microsystems*                      36,700           141
  Sungard Data Systems*                  86,200         1,983
  Symantec*                               7,200           345
  Tech Data*                             13,516           509
  Trimble Navigation*                    72,550         1,998
  Unisys*                                61,700           619
  Xerox (B)*                             64,600           868
  Yahoo! (B)*                           100,546         2,867
  Zebra Technologies, Cl A*              29,945         1,711
                                                  ------------
                                                      239,270
                                                  ------------
MATERIALS -- 2.7%
  Agrium                                 64,800         1,007
  Alcan                                  40,307         1,746
  Alcoa                                  81,800         2,649
  Ball                                   23,600           881
  Bemis                                  35,500           938
  Dow Chemical (B)                       64,145         2,746
  E.I. Du Pont de Nemours                33,765         1,427
  Eastman Chemical (B)                   45,753         2,129
  Engelhard                              49,900         1,411
  Georgia-Pacific                        61,949         2,105
  International Paper                    50,337         2,014
  Louisiana-Pacific                      97,800         2,416
  Lubrizol                               49,003         1,747
  Lyondell Chemical (B)                  16,848           332
  Martin Marietta Materials              15,183           683
  MeadWestvaco                           18,200           549

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

----------------------------------------------------------------
Description                                      Market Value
                                         Shares  ($ Thousands)
----------------------------------------------------------------
  Monsanto                               50,500   $     1,848
  Nucor (B)                              18,200         1,425
  Potash of Saskatchewan                 28,400         1,577
  PPG Industries                         40,149         2,400
  Praxair                               210,000         8,522
  Rohm & Haas                            18,200           737
  Sealed Air*                             8,100           398
  Sigma-Aldrich                           5,600           321
  Sonoco Products                        21,583           559
  Temple-Inland                           8,467           578
  United States Steel                    25,700           948
  Weyerhaeuser                           21,400         1,338
                                                  ------------
                                                       45,431
                                                  ------------
TELECOMMUNICATION SERVICES -- 3.4%
  Alltel                                 42,900         2,344
  AT&T                                  190,823         2,820
  AT&T Wireless Services*                23,749           347
  BellSouth                             504,617        13,504
  CenturyTel (B)                         28,900           930
  Crown Castle International (B)*       112,807         1,614
  Nextel Communications, Cl A*          102,000         2,365
  Nokia ADR                             337,876         4,014
  SBC Communications                    506,744        13,069
  Sprint (B)                            118,636         2,335
  Telephone & Data Systems                5,300           409
  Verizon Communications                363,937        14,285
                                                  ------------
                                                       58,036
                                                  ------------
UTILITIES -- 2.5%
  American Electric Power (B)            43,794         1,433
  Centerpoint Energy                     90,700           992
  Consolidated Edison (B)                 1,400            59
  Constellation Energy Group            119,799         4,924
  DTE Energy                             25,687         1,061
  Duke Energy (B)                        37,400           828
  Edison International                  223,657         6,012
  Entergy                                27,799         1,676
  Exelon                                 46,800         1,725
  FirstEnergy                            37,400         1,505
  FPL Group                               7,900           547
  National Fuel Gas                      20,441           547
  Northeast Utilities                   187,817         3,601
  NSTAR                                  49,241         2,403
  Oneok                                 116,822         2,752
  Pinnacle West Capital                  24,800         1,047
  PPL                                    30,003         1,435
  Progress Energy (B)                    27,100         1,190
  Sempra Energy                          62,400         2,256
  Texas Genco Holdings                   25,300         1,171
  TXU                                    58,200         2,423
  WGL Holdings                           21,824           625
  Wisconsin Energy                        5,795           190
  Xcel Energy                            85,600         1,512
                                                  ------------
                                                       41,914
                                                  ------------
Total Common Stock
  (Cost $1,639,428) ($ Thousands)                   1,657,001
                                                  ------------

CORPORATE OBLIGATIONS (C) (E) -- 3.6%
FINANCIALS -- 3.5%
                                    Face Amount  Market Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  AllState Life Global Funding
    1.590%, 08/15/05                    $   867   $       867
  Belford Funding
    1.600%, 02/02/05                      3,466         3,466
  Blue Heron Funding
    1.645%, 02/23/05                      3,466         3,466
    1.640%, 03/18/05                      1,560         1,560
  Bradford & Bingley
    1.729%, 01/07/05                      2,184         2,182
  CCN Bluegrass
    1.680%, 08/18/05                      2,600         2,600
  CIT Group
    1.390%, 12/01/04                      2,080         2,080
  Commodore
    1.569%, 12/12/38                      1,040         1,040
  Countrywide Home Loans
    1.850%, 08/26/05                      1,040         1,040
    1.830%, 02/23/05                      1,005         1,005
    1.820%, 05/20/05                        693           693
    1.684%, 09/24/04                      1,213         1,213
    1.659%, 06/23/05                      1,386         1,386
  Davis Square Funding
    1.570%, 04/06/05                      1,733         1,733
    1.570%, 05/06/05                      1,733         1,733
  Drivetime Auto Owner Trust
    1.740%, 07/15/05                        816           816
  Duke Funding
    1.650%, 04/08/05                      1,733         1,733
  Harrier Finance Funding
    1.597%, 06/15/05                      3,016         3,015
  Irish Life & Permanent
    1.649%, 09/21/05                      3,224         3,223
  Lakeside Funding
    1.619%, 09/08/04                      3,684         3,684
  Liberty Light US Capital
    1.575%, 01/14/05                      1,733         1,733
    1.562%, 02/09/05                      1,733         1,733
  Morgan Stanley
    1.514%, 09/02/05                        693           693
  Orchid Structured Finance
    1.820%, 11/18/04                      2,263         2,263
  Pacific Life Global Funding
    1.590%, 09/13/05                      2,600         2,600
  Paragon Mortgages
    1.620%, 09/15/04                      1,356         1,356
  Saturn Ventures
    1.644%, 02/07/05                      1,733         1,733
  Sigma Finance
    1.491%, 01/04/05                      2,080         2,079
    1.472%, 11/01/04                      1,040         1,040
  Washington Mutual Bank
    1.730%, 08/18/05                      3,466         3,466
  White Pine Finance
    1.575%, 03/11/05                        867           866
  Whitehawk CDO Funding
    1.741%, 06/15/05                        867           867
                                                  ------------
                                                        58,964
                                                  ------------
INDUSTRIALS -- 0.1%
  Caterpillar
    1.701%, 07/11/05                      1,734         1,734
                                                  ------------
Total Corporate Obligations
  (Cost $60,698) ($ Thousands)                         60,698
                                                  ------------

        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

----------------------------------------------------------------
Description                  Shares/Face Amount  Market Value
                                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.6%
FINANCIALS -- 1.6%
  Atlantis One Funding
    1.313%, 11/02/04                     $1,733   $     1,729
  AJAX Bambino Funding
    1.621%, 09/17/04                      1,733         1,732
  Bradford & Bingley
    1.180%, 09/10/04                      1,733         1,733
  Broadhead Funding
    1.621%, 09/13/04                      1,733         1,732
  CIT Group
    1.213%, 11/22/04                      1,248         1,244
    1.182%, 10/25/04                        943           941
  CRE-8 Funding
    1.660%, 09/01/04                      2,080         2,080
  Golden Fish
    1.657%, 09/24/04                        693           693
    1.652%, 09/21/04                      1,013         1,012
    1.631%, 09/16/04                        767           766
    1.631%, 09/14/04                      1,389         1,388
    1.631%, 09/15/04                      1,410         1,388
  Harrier Finance Funding
    1.888%, 11/22/04                         15            15
  Harwood
    1.611%, 09/15/04                        530           530
  Main Street Warehouse
    1.621%, 09/15/04                      3,504         3,502
  TMC
    1.642%, 09/21/04                        867           866
    1.641%, 09/15/04                      2,501         2,500
    1.641%, 09/13/04                      1,733         1,732
  Tannehill Capital
    1.302%, 10/06/04                      2,195         2,191
                                                  ------------
Total Commercial Paper
  (Cost $27,774) ($ Thousands)                         27,774
                                                  ------------

CASH EQUIVALENTS -- 1.2%
  AIM Investco Treasurer's Money
  Market Reserve Fund (C)               866,543           867
  Bear Stearns Master Notes (C)       3,466,173         3,466
  First Union Cash Management
  Program                             1,305,383         1,305
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A++            11,558,438        11,558
  National City Bank of Indiana
  Time Deposit (C)                    2,079,704         2,080
                                                  ------------
Total Cash Equivalents
  (Cost $19,276) ($ Thousands)                         19,276
                                                  ------------

U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
    1.760%, 02/24/05                      3,000         2,974
                                                  ------------
Total Treasury Obligation
  (Cost $2,974) ($ Thousands)                           2,974
                                                  ------------
----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 1.2%
Barclays 1.580%, dated 08/31/04, to
  be repurchased on 09/01/04,
  repurchase price $17,677,184
  (collateralized by U.S.
  Government Agency obligations,
  total market value: $18,030,021)      $17,676   $    17,676
Deutsche Bank 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $727,928 (collateralized by U.S.
  Government Agency obligations,
  total market value: $742,478)             728           728
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $1,941,142 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $1,979,973)                             1,941         1,941
UBS Paine Webber 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $1,733,163 (collateralized by
  U.S. Government Agency obligations,
  total market value: $1,767,755)         1,733         1,733
                                                  ------------
Total Repurchase Agreements
  (Cost $22,078) ($ Thousands)                         22,078
                                                  ------------

Total Investments -- 105.5%
  (Cost $1,772,228) ($ Thousands)(1)              $ 1,789,801
                                                  ============

Percentages are based on Net Assets of $1,696,734,409.
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $114,030,637.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $116,962,539.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(F) Security considered illiquid. The total value of such securities as of August 31, 2004 was $0.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $1,772,228, and the unrealized appreciation and depreciation were (000) $134,403 and $(116,830), respectively.
ADR -- American Depositary Receipt
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.


        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
August 31, 2004

The Fund had the following long futures contracts open as of
August 31, 2004:
---------------------------------------------------------------------
Contract       Number    Contract                    Unrealized
Description    of        Value                       Loss
               Contracts ($ Thousands)   Expiration  ($ Thousands)
---------------------------------------------------------------------
S&P 400
Index                51        $ 2,942      09/17/04           $(7)
---------------------------------------------------------------------
S&P 500
Composite           101         27,879      09/17/04           (34)
Index
---------------------------------------------------------------------
                                                               $(41)
---------------------------------------------------------------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.2%
CONSUMER DISCRETIONARY -- 11.8%
  American Axle & Manufacturing
  Holdings                               17,496   $       593
  Ameristar Casinos                       2,500            68
  Autoliv                                27,189         1,149
  Autozone*                             160,535        11,889
  Barnes & Noble (B)*                    32,129         1,110
  Bebe Stores*                            6,500           118
  Bed Bath & Beyond*                     26,041           974
  Best Buy                               36,403         1,694
  Black & Decker (B)                     80,562         5,553
  Blyth                                   1,390            42
  Boise Cascade                          12,400           388
  Brinker International*                 34,152         1,040
  Brunswick                              75,301         2,960
  Carnival                              106,401         4,872
  CEC Entertainment*                      8,550           288
  Centex                                 87,096         3,986
  Circuit City Stores                    36,100           468
  CKE Restaurants*                       12,800           153
  Claire's Stores                        18,215           443
  Clear Channel Communications          142,520         4,776
  Comcast, Cl A*                        136,018         3,832
  Cooper Tire & Rubber                    5,100           115
  Dana                                  125,828         2,374
  Darden Restaurants                    363,382         7,635
  Dillard's, Cl A                        22,600           429
  Dollar General                        151,727         2,989
  Dow Jones                                 800            33
  DR Horton                              42,500         1,315
  Eastman Kodak (B)                      12,470           369
  eBay (B)*                              69,768         6,038
  Electronics Boutique Holdings*          7,200           220
  Federated Department Stores           394,283        17,112
  Finish Line, Cl A*                      8,600           250
  Ford Motor                          1,512,150        21,336
  Fortune Brands                         70,802         5,179
  Fox Entertainment Group, Cl A*        166,414         4,517
  Gannett                                39,844         3,375
  Gap                                   191,170         3,583
  General Motors (B)                    159,464         6,587
  Genuine Parts                          44,925         1,703
  Goodyear Tire & Rubber                136,510         1,499
  GTECH Holdings (B)                     87,296         2,051
  Harley-Davidson                        15,500           946
  Harman International Industries (B)    46,399         4,486
  Harrah's Entertainment (B)            108,223         5,215
  Hasbro                                 45,077           835
  Hearst-Argyle Television                2,189            53
  Hilton Hotels (B)                      23,820           425
  Home Depot                            859,246        31,414
  International Game Technology         136,606         3,941
  JC Penney (B)                          79,300         3,039
  Johnson Controls                       29,112         1,639
  Jones Apparel Group                    65,000         2,320
  KB Home                                16,284         1,120
  Kmart Holding*                         14,500         1,111
  Knight-Ridder                           1,500            97
  Kohl's*                                 5,800           287
  Lennar, Cl A                           19,900           911
  Limited                                36,500           733
  Liz Claiborne                          25,700           978
  Lowe's                                114,968         5,714
  May Department Stores                 257,454         6,310
  McDonald's                            326,935         8,834


----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  McGraw-Hill                           138,161   $    10,463
  Meredith                               31,370         1,571
  MGM Mirage*                             3,100           128
  Michaels Stores                         7,501           430
  Nike, Cl B (B)                          6,390           481
  Nordstrom                              81,413         3,023
  NVR*                                    8,970         4,505
  Overstock.com*                         16,100           505
  Pacific Sunwear of California         106,723         2,045
  Pulte Homes                            29,358         1,731
  RadioShack                            148,002         3,987
  Reebok International                    3,783           129
  Rent-A-Center*                          5,632           170
  Ruby Tuesday                            4,400           119
  Sears Roebuck                         120,644         4,618
  Sherwin-Williams                       26,914         1,112
  Shuffle Master*                         7,200           239
  Standard-Pacific                       15,300           772
  Stanley Works                          43,000         1,860
  Staples                                 4,815           138
  Starbucks (B)*                         75,304         3,256
  Starwood Hotels & Resorts
  Worldwide                              17,963           794
  Target                                 76,513         3,411
  Timberland, Cl A*                       4,400           246
  Time Warner (B)*                    1,189,688        19,451
  TJX                                    47,316         1,001
  Tribune                                10,432           436
  VF                                     10,348           511
  Viacom, Cl B                          383,783        12,784
  Visteon                                56,500           527
  Walt Disney                           976,720        21,927
  Wendy's International                  15,200           522
  Whirlpool                              50,615         3,095
  Yankee Candle*                          6,300           171
  Yum! Brands                            22,009           874
                                                  ------------
                                                      322,545
                                                  ------------
CONSUMER STAPLES -- 9.4%
  Adolph Coors, Cl B                     16,300         1,116
  Alberto-Culver                          9,542           461
  Albertson's (B)                        11,000           270
  Altria Group (B)                      450,409        22,047
  Anheuser-Busch                        255,090        13,469
  Archer-Daniels-Midland                691,294        11,040
  Avon Products                          39,056         1,725
  Brown-Forman, Cl B                      5,656           269
  Chiquita Brands International*          7,500           141
  Clorox                                  2,700           143
  Coca-Cola                             597,334        26,707
  Coca-Cola Enterprises                 196,028         4,048
  Colgate-Palmolive                     160,809         8,684
  ConAgra Foods                          34,900           914
  Costco Wholesale                       30,915         1,273
  CVS                                    22,100           884
  Del Monte Foods*                       22,300           235
  Energizer Holdings*                     2,200            91
  Flowers Foods                           5,600           141
  Gillette                              451,851        19,204
  Hershey Foods                           6,266           303
  HJ Heinz                                3,266           124
  Kellogg                                 5,483           230
  Kimberly-Clark                        125,957         8,401
  Kroger*                               135,299         2,236
  McCormick                               9,600           322
  Pepsi Bottling Group                  361,351         9,681
  PepsiCo                               473,999        23,700
  Pilgrim's Pride                        27,023           687
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Procter & Gamble                      302,762   $    16,946
  Reynolds American (B)                  52,183         3,940
  Safeway*                               36,400           735
  Sara Lee (B)                          499,117        11,045
  Smithfield Foods*                      12,700           326
  Supervalu                             286,060         7,541
  Sysco                                  83,402         2,681
  Tyson Foods, Cl A                     194,491         3,205
  UST (B)                               138,897         5,573
  Wal-Mart Stores                       843,162        44,409
  Walgreen                               48,186         1,756
  Wild Oats Markets*                      6,100            54
  Wm. Wrigley Jr.                         5,219           324
                                                  ------------
                                                      257,081
                                                  ------------
ENERGY -- 7.6%
  Amerada Hess (B)                       37,000         2,979
  Anadarko Petroleum                    138,729         8,216
  Apache                                111,284         4,973
  Ashland                                33,327         1,714
  Baker Hughes (B)                      142,589         5,608
  BJ Services*                            3,300           159
  Burlington Resources                   46,348         1,679
  ChevronTexaco                         283,102        27,602
  ConocoPhillips (B)                    252,729        18,811
  Devon Energy                           64,512         4,181
  EOG Resources                           9,700           560
  ExxonMobil                          1,571,910        72,465
  Halliburton                           146,130         4,263
  Kinder Morgan                           2,934           178
  Lone Star Technologies*                 3,700           114
  Marathon Oil                          258,899         9,390
  Newfield Exploration*                   4,652           257
  Occidental Petroleum                  293,840        15,177
  Overseas Shipholding Group              1,569            67
  Pogo Producing                         21,771           957
  Premcor*                               32,805         1,100
  Schlumberger                          142,474         8,805
  Sunoco (B)                             54,694         3,364
  Tesoro Petroleum*                      28,000           663
  Transocean*                            10,200           313
  Unocal                                 19,400           724
  Valero Energy                         163,659        10,806
  Varco International*                   11,103           270
  Veritas DGC*                           22,300           523
  Williams                               18,200           216
                                                  ------------
                                                      206,134
                                                  ------------
FINANCIALS -- 20.0%
  ACE                                   345,767        13,329
  Aflac                                  20,456           820
  Allstate                              318,391        15,031
  AMBAC Financial Group                     866            65
  American Express                      127,146         6,360
  American International Group          447,928        31,910
  Bank of America                     1,309,767        58,913
  Bank of New York                        7,861           234
  BB&T                                   18,900           756
  Bear Stearns                           13,050         1,147
  Capital One Financial                  27,921         1,892
  CapitalSource*                         16,400           334
  Charter One Financial                  15,700           698
  CharterMac                              6,000           127
  Chubb                                  14,863         1,011
  Citigroup                           1,690,087        78,724
  Comerica                                2,100           126
----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Countrywide Financial                 541,828   $    19,262
  Doral Financial                             1            --
  Equity Office Properties Trust+        11,700           334
  Everest Re Group                       17,912         1,257
  Fannie Mae (B)                        154,217        11,481
  Federated Investors, Cl B             157,478         4,543
  Fidelity National Financial            34,706         1,307
  Fifth Third Bancorp (B)                31,784         1,583
  Franklin Resources (B)                 21,909         1,167
  Freddie Mac (B)                       290,707        19,512
  General Growth Properties+             16,900           510
  Genworth Financial, Cl A*              24,700           561
  Golden West Financial                  26,314         2,848
  Goldman Sachs Group                   170,524        15,287
  Greenpoint Financial                    6,708           295
  Hartford Financial Services Group     103,228         6,313
  Huntington Bancshares                  32,309           797
  Infinity Property & Casualty            4,800           132
  JP Morgan Chase                       905,023        35,821
  Keycorp                                74,065         2,322
  Lehman Brothers Holdings               47,339         3,498
  Lincoln National                       25,223         1,143
  Loews                                  29,200         1,659
  Marsh & McLennan                       43,028         1,923
  Marshall & Ilsley                      16,900           677
  MBIA                                    5,474           314
  MBNA                                  595,340        14,372
  Merrill Lynch                         233,867        11,944
  Metlife                                69,976         2,607
  MGIC Investment                        58,517         3,995
  Moody's                                 8,235           565
  Morgan Stanley                        489,827        24,849
  National City                         375,514        14,191
  Nationwide Financial Services, Cl A     3,305           115
  NewAlliance Bancshares                 20,700           284
  North Fork Bancorporation (B)          34,200         1,434
  PMI Group                               2,000            83
  PNC Financial Services Group          205,506        11,030
  Popular                                12,300           298
  Progressive                            34,624         2,780
  Providian Financial*                   26,100           377
  Prudential Financial                    7,298           337
  Safeco                                 26,161         1,260
  Simon Property Group+                  54,079         3,026
  SLM                                    12,200           476
  SouthTrust                              8,565           354
  Sovereign Bancorp                       9,600           210
  St. Paul                               95,980         3,330
  State Street                           12,500           564
  SunTrust Banks                         58,100         3,957
  Synovus Financial                       2,500            64
  T Rowe Price Group                     27,364         1,355
  Torchmark                              22,469         1,157
  US Bancorp                            924,844        27,283
  Wachovia                              518,144        24,306
  Washington Mutual (B)                 356,321        13,836
  Wells Fargo                           423,219        24,864
  WR Berkley                             21,856           883
  Xl Capital, Cl A                       35,600         2,499
                                                  ------------
                                                      544,708
                                                  ------------
HEALTH CARE -- 13.8%
  Abbott Laboratories                    93,516         3,899
  Aetna                                  55,212         5,115
  Affymetrix (B)*                         4,608           128
  Align Technology*                       6,900           106
  American Pharmaceutical Partners*           1            --
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  AmerisourceBergen                      15,502   $       839
  Amgen*                                174,162        10,326
  Anthem*                                44,662         3,628
  Applera--Applied Biosystems Group       6,900           131
  Bausch & Lomb                          33,310         2,197
  Baxter International                    5,200           159
  Becton Dickinson                      321,044        15,449
  Biogen Idec*                           30,700         1,821
  Biomet (B)                             26,600         1,214
  Boston Scientific*                    142,136         5,079
  Bristol-Myers Squibb                  255,013         6,052
  Cardinal Health                       155,493         7,028
  Caremark Rx*                           28,500           818
  Cigna                                  46,696         3,108
  Coventry Health Care (B)*              39,911         2,027
  CR Bard                               126,952         7,122
  Eli Lilly                              86,064         5,461
  Endo Pharmaceuticals Holdings*          9,637           163
  First Horizon Pharmaceutical*          12,200           205
  Fisher Scientific International*       16,000           912
  Forest Laboratories*                  171,568         7,866
  Genentech*                            101,720         4,962
  Gilead Sciences*                       15,349         1,061
  Guidant                                40,767         2,438
  HCA                                    47,100         1,828
  Hospira*                               12,432           344
  Humana*                                90,373         1,717
  Idexx Laboratories*                     1,500            73
  ImClone Systems (B)*                   69,748         3,716
  IMS Health                             83,361         1,945
  Johnson & Johnson                   1,074,937        62,454
  Kensey Nash*                            3,400            97
  King Pharmaceuticals*                   3,494            44
  Manor Care                             46,369         1,422
  McKesson                               55,146         1,707
  Medco Health Solutions*                90,924         2,840
  Medtronic                             355,375        17,680
  Merck                                 674,014        30,310
  Millipore (B)*                         48,617         2,445
  Nu Skin Enterprises, Cl A               4,300           111
  Pfizer                              2,358,716        77,059
  Quest Diagnostics                      10,000           856
  Schering-Plough                        17,800           329
  St. Jude Medical*                      19,322         1,299
  Stryker                                53,135         2,407
  Sybron Dental Specialties*              4,100           114
  Thermo Electron*                       73,504         1,931
  United Surgical Partners International* 4,500           163
  United Therapeutics*                    9,800           291
  UnitedHealth Group (B)                342,523        22,651
  Universal Health Services, Cl B        12,371           557
  USANA Health Sciences*                 13,300           387
  Varian Medical Systems*                58,139         1,927
  Ventana Medical Systems*                6,400           312
  Waters*                                38,389         1,663
  Watson Pharmaceuticals*                 8,841           244
  WellPoint Health Networks*            142,717        14,012
  Wyeth                                 508,567        18,598
  Zimmer Holdings*                       57,195         4,078
                                                  ------------
                                                      376,925
                                                  ------------
INDUSTRIALS -- 11.3%
  3M                                    267,327        22,017
  Accenture, Cl A*                      231,129         6,032
  American Power Conversion               7,482           126
  American Standard*                     65,500         2,463
  Apollo Group, Cl A (B)*               176,772        13,788


----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Avery Dennison                          6,100   $       379
  Banta                                   4,100           159
  Boeing                                109,918         5,740
  Burlington Northern Santa Fe          206,885         7,406
  Caterpillar                           234,349        17,037
  Cendant                               771,682        16,691
  Cintas                                 15,400           632
  Cooper Industries, Cl A                65,343         3,608
  Crane                                  17,753           479
  Cummins                                12,060           812
  Danaher                                17,140           881
  Deere                                 131,425         8,315
  Deluxe                                172,068         7,351
  Dover                                   4,165           157
  Eaton                                  55,916         3,375
  Emerson Electric                       51,607         3,213
  Equifax                               168,908         4,121
  ExpressJet Holdings*                   30,301           326
  Fastenal                               25,000         1,570
  FedEx                                 126,162        10,344
  General Dynamics                       94,577         9,235
  General Electric                    1,978,622        64,879
  Goodrich (B)                           99,134         3,148
  Griffon*                                1,400            28
  H&R Block                              34,620         1,671
  Honeywell International                59,238         2,131
  Illinois Tool Works                    17,763         1,622
  Ingersoll-Rand, Cl A                   45,630         2,966
  ITT Industries                          1,404           111
  JB Hunt Transport Services             20,590           698
  Lockheed Martin                        67,690         3,640
  Masco                                 134,691         4,328
  Molecular Devices*                      3,300            76
  Navistar International*                 9,375           335
  Norfolk Southern                      117,765         3,345
  Northrop Grumman                       94,883         4,901
  Paccar (B)                             68,209         4,106
  Parker Hannifin                        67,448         3,667
  Robert Half International               4,984           122
  Rockwell Automation                    57,570         2,245
  Rockwell Collins                       72,209         2,483
  RR Donnelley & Sons                    38,092         1,171
  Ryder System                           95,507         4,184
  Southwest Airlines                    113,745         1,686
  Swift Transportation*                  11,862           216
  Textron                                40,700         2,584
  Tyco International (B)                745,860        23,360
  United Defense Industries*             26,728         1,022
  United Parcel Service, Cl B           165,550        12,093
  United Technologies                   102,263         9,604
  W.W. Grainger                           6,100           326
  Walter Industries                         500             7
  Waste Management                        3,800           106
                                                  ------------
                                                      309,118
                                                  ------------
INFORMATION TECHNOLOGY -- 15.5%
  3Com*                                 184,894           834
  Adobe Systems                          95,731         4,391
  Advanced Micro Devices (B)*           257,362         2,942
  Affiliated Computer Services,
  Cl A (B)*                              14,695           798
  Agilent Technologies*                 140,984         2,890
  Altera (B)*                             6,233           118
  Amphenol, Cl A*                         7,700           232
  Analog Devices                          9,600           333
  Andrew (B)*                            43,900           487
  Apple Computer*                        20,465           706
  Applied Materials (B)*                 51,643           821
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Arrow Electronics*                     17,400   $       377
  Autodesk                              205,419         9,123
  Automatic Data Processing              40,553         1,613
  Avaya*                                313,640         3,801
  BMC Software*                         118,973         1,781
  Broadcom, Cl A*                        62,203         1,688
  Cisco Systems*                      1,964,159        36,848
  Citrix Systems*                        55,300           880
  Computer Associates International      45,157         1,094
  Computer Sciences*                     27,862         1,291
  Convergys*                            136,897         1,903
  Corning*                              165,100         1,671
  Cree*                                  24,500           613
  Dell*                                 566,095        19,723
  Earthlink*                             25,600           256
  eFunds*                                 7,300           108
  Electronic Arts (B)*                  151,174         7,525
  EMC*                                1,305,810        14,064
  First Data                             36,036         1,523
  Harris (B)                             42,266         2,036
  Hewlett-Packard                     1,032,922        18,479
  Ingram Micro, Cl A*                     5,814            86
  Intel                               1,872,860        39,873
  International Business Machines       609,569        51,624
  Intuit*                                28,615         1,210
  Jabil Circuit*                          1,753            36
  Lexmark International, Cl A*           12,730         1,126
  Linear Technology                     114,460         4,094
  Lucent Technologies (B)*              326,587         1,022
  Maxim Integrated Products              98,600         4,282
  Mercury Interactive*                    2,644            91
  Micron Technology (B)*                164,708         1,896
  Microsoft                           2,130,689        58,168
  MicroStrategy, Cl A*                    3,700           128
  Motorola (B)                        1,450,540        23,426
  National Semiconductor*               424,782         5,662
  NCR (B)*                               51,400         2,270
  Network Appliance*                     80,400         1,614
  Novell (B)*                           106,100           626
  Oracle (B)*                         1,148,419        11,450
  Pegasus Solutions*                     11,400           143
  Peoplesoft (B)*                        20,824           362
  PerkinElmer                            78,315         1,369
  Plantronics*                            1,570            61
  PMC - Sierra*                           2,980            28
  Polycom*                               44,193           863
  Qualcomm                              426,340        16,222
  Sabre Holdings, Cl A                   79,404         1,826
  Sanmina-SCI*                          448,272         3,102
  Scientific-Atlanta                    115,898         3,157
  Serena Software*                       24,600           385
  Siebel Systems*                        42,753           325
  Sun Microsystems*                     785,439         3,016
  Sungard Data Systems*                 127,362         2,929
  Symantec (B)*                          60,420         2,898
  Symbol Technologies                     3,560            46
  Synopsys*                              48,624           776
  Tech Data*                              9,600           362
  Tektronix                              43,144         1,233
  Tellabs*                               22,800           207
  Teradyne*                             177,500         2,284
  Texas Instruments                     813,248        15,891
  TIBCO Software*                         9,700            61
  Unisys*                               125,080         1,256
  United Online*                          3,400            33
  VeriSign (B)*                          66,423         1,153
  Veritas Software*                      13,298           222

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Xerox (B)*                            212,766   $     2,857
  Xilinx                                  4,611           127
  Yahoo! (B)*                           383,390        10,930
                                                  ------------
                                                      423,757
                                                  ------------
MATERIALS -- 3.3%
  Alcoa                                  55,045         1,782
  Allegheny Technologies (B)             99,800         1,877
  Ball                                   57,240         2,137
  Bemis                                  11,100           293
  Dow Chemical (B)                      510,610        21,859
  E.I. Du Pont de Nemours               120,059         5,074
  Eastman Chemical                       33,900         1,577
  Ecolab                                  5,926           177
  Freeport-McMoRan Copper & Gold,
  Cl B (B)                               47,835         1,800
  Georgia-Pacific                       320,839        10,902
  Great Lakes Chemical                    5,000           131
  IMC Global                             51,500           821
  International Flavors & Fragrances     37,205         1,433
  Louisiana-Pacific                     415,253        10,257
  MacDermid                               6,000           177
  Monsanto                              163,842         5,997
  Newmont Mining (B)                     16,276           722
  Nucor                                  56,000         4,384
  OM Group*                               9,500           323
  Pactiv*                                40,446           957
  Phelps Dodge                           79,012         6,444
  PPG Industries                         46,705         2,792
  Praxair                                 5,092           207
  Rohm & Haas                             3,500           142
  Sealed Air*                               829            41
  Sigma-Aldrich                          21,620         1,239
  Steel Dynamics                          2,500            78
  Temple-Inland                          18,800         1,284
  United States Steel                    55,158         2,036
  Vulcan Materials                        8,500           405
  Weyerhaeuser                           10,600           663
  Worthington Industries                135,759         2,763
                                                  ------------
                                                       90,774
                                                  ------------
TELECOMMUNICATION SERVICES -- 3.5%
  Alltel                                 13,400           732
  Amdocs (B)*                            65,941         1,325
  Aspect Communications*                 28,700           246
  AT&T Wireless Services (B)*           537,173         7,853
  BellSouth                             782,510        20,940
  CenturyTel                             84,100         2,707
  Nextel Communications, Cl A*          377,786         8,761
  SBC Communications                    653,780        16,861
  Sprint (B)                             67,720         1,333
  Verizon Communications                826,834        32,453
  Western Wireless*                      39,600           994
                                                  ------------
                                                       94,205
                                                  ------------
UTILITIES -- 2.0%
  AES*                                   14,400           145
  Allegheny Energy (B)*                  56,900           836
  American Electric Power                29,000           949
  CMS Energy*                            95,500           917
  Constellation Energy Group             88,555         3,640
  Dominion Resources                      5,000           324
  DTE Energy                              8,400           347
  Edison International                  350,723         9,427
  Entergy                               164,699         9,931

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================


SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                              Shares/Face Amount  Market Value
Description                   ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Exelon                                255,511   $     9,416
  FirstEnergy                             5,200           209
  FPL Group                               2,800           194
  KeySpan                                 5,500           210
  NiSource                               33,558           698
  PG&E (B)*                             142,982         4,174
  PPL                                     3,700           177
  Progress Energy                        24,200         1,062
  Sempra Energy                          51,274         1,854
  Southern (B)                           28,140           854
  TXU                                   201,760         8,399
  Xcel Energy (B)                        74,641         1,318
                                                  ------------
                                                       55,081
                                                  ------------
Total Common Stock
  (Cost $2,655,481) ($ Thousands)                   2,680,328
                                                  ------------

CORPORATE OBLIGATIONS (C)(E)  -- 2.9%
FINANCIALS -- 2.8%
  AllState Life Global Funding
    1.590%, 08/15/05                    $ 1,129         1,129
  Belford Funding
    1.600%, 02/02/05                      4,515         4,515
  Blue Heron Funding
    1.645%, 02/23/05                      4,515         4,515
    1.640%, 03/18/05                      2,032         2,032
  Bradford & Bingley
    1.729%, 01/07/05                      2,844         2,842
  CCN Bluegrass
    1.680%, 08/18/05                      3,386         3,386
  CIT Group
    1.390%, 12/01/04                      2,709         2,709
  Commodore
    1.569%, 12/12/38                      1,354         1,354
  Countrywide Home Loans
    1.850%, 08/26/05                      1,354         1,354
    1.830%, 02/23/05                      1,309         1,309
    1.820%, 05/20/05                        903           903
    1.684%, 09/24/04                      1,580         1,580
    1.659%, 06/23/05                      1,806         1,805
  Davis Square Funding
    1.570%, 04/06/05                      2,257         2,257
    1.570%, 05/06/05                      2,257         2,257
  Drivetime Auto Owner Trust
    1.740%, 07/15/05                      1,063         1,063
  Duke Funding
    1.650%, 04/08/05                      2,257         2,257
  Harrier Finance Funding
    1.597%, 06/15/05                      3,928         3,926
  Irish Life & Permanent
    1.649%, 09/21/05                      4,199         4,198
  Lakeside Funding
    1.619%, 09/08/04                      4,798         4,798
  Liberty Light US Capital
    1.575%, 01/14/05                      2,257         2,257
    1.562%, 02/09/05                      2,257         2,257
  Morgan Stanley
    1.514%, 09/02/05                        903           903
  Orchid Structured Finance
    1.820%, 11/18/04                      2,948         2,948
  Pacific Life Global Funding
    1.590%, 09/13/05                      3,386         3,386


----------------------------------------------------------------
                              Shares/Face Amount  Market Value
Description                   ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Paragon Mortgages
    1.620%, 09/15/04                $     1,767   $     1,767
  Saturn Ventures
    1.644%, 02/07/05                      2,257         2,257
  Sigma Finance
    1.491%, 01/04/05                      2,709         2,708
    1.472%, 11/01/04                      1,354         1,354
  Washington Mutual Bank
    1.730%, 08/18/05                      4,515         4,515
  White Pine Finance
    1.575%, 03/11/05                      1,129         1,128
  Whitehawk CDO Funding
    1.741%, 06/15/05                      1,129         1,129
                                                  ------------
                                                       76,798
                                                  ------------
INDUSTRIALS -- 0.1%
  Caterpillar
    1.701%, 07/11/05                      2,257         2,257
                                                  ------------
Total Corporate Obligations
  (Cost $79,055) ($ Thousands)                         79,055
                                                  ------------

COMMERCIAL PAPER (C)(D)  -- 1.3%
FINANCIALS -- 1.3%
  Atlantis One Funding
    1.313%, 11/02/04                      2,257         2,252
  AJAX Bambino Funding
    1.621%, 09/17/04                      2,257         2,256
  Bradford & Bingley
    1.180%, 09/10/04                      2,257         2,256
  Broadhead Funding
    1.621%, 09/13/04                      2,257         2,256
  CIT Group
    1.213%, 11/22/04                      1,625         1,621
    1.182%, 10/25/04                      1,228         1,226
  CRE-8 Funding
    1.660%, 09/01/04                      2,709         2,709
  Golden Fish
    1.657%, 09/24/04                        903           902
    1.652%, 09/21/04                      1,320         1,319
    1.631%, 09/16/04                        999           998
    1.631%, 09/14/04                      1,809         1,808
    1.631%, 09/15/04                      1,836         1,808
  Harrier Finance Funding
    1.888%, 11/22/04                         19            19
  Harwood
    1.611%, 09/15/04                        691           690
  Main Street Warehouse
    1.621%, 09/15/04                      4,564         4,561
  TMC
    1.642%, 09/21/04                      1,129         1,127
    1.641%, 09/15/04                      3,258         3,256
    1.641%, 09/13/04                      2,257         2,256
  Tannehill Capital
    1.302%, 10/06/04                      2,859         2,854
                                                  ------------
Total Commercial Paper
  (Cost $36,174) ($ Thousands)                         36,174
                                                  ------------

CASH EQUIVALENTS  -- 2.3%
  AIM Investco Treasurer's Money
  Market Reserve Fund (C)             1,128,632         1,129
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity
August 31, 2004

----------------------------------------------------------------
                              Shares/Face Amount  Market Value
Description                   ($ Thousands)       ($ Thousands)
----------------------------------------------------------------
  Bear Stearns Master Notes (C)       4,514,528   $     4,515
  First Union Cash Management
  Program                             1,650,459         1,650
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A++            50,635,748        50,636
   National City Bank of Indiana
   Time Deposit (C)                   2,708,717         2,709
                                                  ------------
Total Cash Equivalents
  (Cost $60,639) ($ Thousands)                         60,639
                                                  ------------

U.S. TREASURY OBLIGATIONS (A) -- 0.2%
  U.S. Treasury Bills
    1.760%, 02/24/05                   $  3,500         3,469
    1.270%, 09/23/04                        300           300
    1.230%, 09/16/04                        250           250
    1.190%, 09/09/04                      1,175         1,174
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $5,194) ($ Thousands)                           5,193
                                                  ------------

REPURCHASE AGREEMENTS (C) -- 1.0%
Barclays 1.580%, dated 08/31/04, to      23,023        23,023
  be repurchased on 09/01/04,
  repurchase price $23,023,702
  (collateralized by U.S.
  Government Agency obligations,
  total market value: $23,483,256)       23,023        23,023
Deutsche Bank 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $948,092 (collateralized by U.S.
  Government Agency obligations,
  total market value: $967,042)             948           948
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $2,528,246 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $2,578,822)                             2,528         2,528
UBS Paine Webber 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $2,257,363 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $2,302,418)                             2,257         2,257
                                                  ------------
Total Repurchase Agreements
  (Cost $28,756) ($ Thousands)                         28,756
                                                  ------------

Total Investments -- 105.9%
  (Cost $2,865,299) ($ Thousands)(1)              $ 2,890,145
                                                  ============

Percentages are based on Net Assets of $2,727,875,921.
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $148,495,176.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $152,338,218.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $2,865,299, and the unrealized appreciation and depreciation were (000) $131,334 and $(106,488), respectively.
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.


The Fund had the following long futures contracts open as of
August 31, 2004:
----------- ------------- --------------- ------------- -----------------
                            Contract                       Unrealized
Contract       Number of    Value                          Loss
Description    Contracts    ($ Thousands)    Expiration    ($ Thousands)
----------- ------------- --------------- ------------- -----------------
S&P 500
Composite            217        $ 59,897      09/17/04            $(972)
Index
----------- ------------- --------------- ------------- -----------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 97.9%
CONSUMER DISCRETIONARY -- 11.6%
  7-Eleven*                                 577   $        11
  Abercrombie & Fitch, Cl A               2,414            68
  Advance Auto Parts*                     1,992            74
  Amazon.Com*                             7,726           295
  American Axle & Manufacturing
  Holdings                                1,157            39
  American Eagle Outfitters*              1,425            47
  AnnTaylor Stores*                       1,847            45
  Applebees International                 2,175            52
  Autoliv (B)                             2,483           105
  Autonation*                             4,490            74
  Autozone*                               1,564           116
  Barnes & Noble*                         1,422            49
  Bed Bath & Beyond*                      7,817           293
  Belo, Cl A                              2,660            61
  Best Buy                                6,895           321
  Big Lots*                               2,988            36
  Black & Decker (B)                      2,069           143
  Blockbuster, Cl A (B)                     935             8
  Boise Cascade                           2,305            72
  Borders Group                           2,009            48
  BorgWarner                              1,422            64
  Brinker International*                  2,619            80
  Brunswick                               2,484            98
  Cablevision Systems, Cl A*              4,492            83
  Caesars Entertainment*                  7,881           122
  Carmax*                                 2,588            51
  Centex                                  3,293           151
  Cheesecake Factory (B)*                 1,364            56
  Chico's FAS (B)*                        2,402            98
  Choice Hotels International               522            27
  Circuit City Stores                     5,249            68
  Citadel Broadcasting*                   1,300            19
  Claire's Stores                         2,327            57
  Clear Channel Communications           13,988           469
  Coach*                                  4,881           206
  Columbia Sportswear*                      438            24
  Comcast, Cl A*                         56,042         1,579
  COX Communications, Cl A*               6,039           198
  COX Radio, Cl A*                          916            15
  Dana                                    4,058            77
  Darden Restaurants                      4,118            87
  Delphi                                 12,843           118
  Dillard's, Cl A                         1,675            32
  DIRECTV Group*                         16,929           269
  Dollar General                          7,622           150
  Dollar Tree Stores*                     3,094            73
  Dow Jones                               1,547            63
  DR Horton                               6,037           187
  E.W. Scripps, Cl A                        814            83
  Eastman Kodak                           7,608           225
  eBay*                                  13,583         1,175
  EchoStar Communications, Cl A (B)*      6,024           185
  Entercom Communications*                  982            37
  Family Dollar Stores                    4,069           108
  Federated Department Stores             4,796           208
  Foot Locker                             3,792            85
  Ford Motor                             45,953           648
  Fortune Brands                          3,804           278
  Fossil*                                 1,098            32
  Fox Entertainment Group, Cl A*          5,016           136
  Gannett                                 7,174           608
  Gap                                    16,416           308
  Gemstar-TV Guide International*         6,756            36

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  General Motors (B)                     12,081   $       499
  Gentex                                  1,966            68
  Genuine Parts                           4,645           176
  Getty Images*                           1,082            60
  GTECH Holdings                          3,078            72
  Harley-Davidson                         7,699           470
  Harman International Industries         1,519           147
  Harrah's Entertainment                  2,977           143
  Harte-Hanks                             1,489            37
  Hasbro                                  3,967            74
  Hearst-Argyle Television                  863            21
  Hilton Hotels                           9,927           177
  Home Depot                             58,689         2,146
  Hovnanian Enterprises, Cl A*              932            32
  IAC/InterActive*                        8,786           200
  International Game Technology           9,239           267
  International Speedway, Cl A              912            48
  Interpublic Group (B)*                 11,236           119
  JC Penney                               6,457           247
  John Wiley & Sons, Cl A                 1,242            39
  Johnson Controls                        5,030           283
  Jones Apparel Group                     3,224           115
  KB Home                                   944            65
  Kmart Holding (B)*                      1,275            98
  Knight-Ridder                           2,106           136
  Kohl's*                                 7,820           387
  Lamar Advertising, Cl A (B)*            2,140            93
  Lear                                    1,825            98
  Lee Enterprises                         1,187            56
  Leggett & Platt                         5,136           138
  Lennar, Cl A                            3,522           161
  Liberty Media International, Cl A*      3,620           122
  Liberty Media, Cl A*                   70,449           628
  Limited                                10,737           216
  Liz Claiborne                           2,982           114
  Lowe's                                 20,559         1,022
  Mandalay Resort Group                   1,809           123
  Marriott International, Cl A            5,104           242
  Marvel Enterprises*                     1,806            26
  Mattel                                 11,237           181
  May Department Stores                   7,707           189
  Maytag                                  2,001            40
  McClatchy, Cl A                           474            34
  McDonald's                             32,923           890
  McGraw-Hill                             5,058           383
  MDC Holdings                              628            43
  Media General, Cl A                       601            35
  Meredith                                  966            48
  Metro-Goldwyn-Mayer                     1,609            18
  MGM Mirage*                             1,577            65
  Michaels Stores                         1,751           100
  Mohawk Industries*                      1,339           103
  MSC Industrial Direct, Cl A               844            26
  Neiman-Marcus Group, Cl A               1,125            60
  New York Times, Cl A                    3,902           158
  Newell Rubbermaid                       7,103           153
  Nike, Cl B (B)                          4,254           320
  Nordstrom                               2,901           108
  NTL*                                    1,782            97
  NVR*                                      140            70
  O'Reilly Automotive*                    1,253            49
  Office Depot*                           8,267           132
  Omnicom Group                           4,923           339
  Outback Steakhouse                      1,571            61
  Pacific Sunwear of California           2,085            40
  Petco Animal Supplies*                  1,125            37
  Petsmart (B)                            3,877           109

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Pier 1 Imports                          2,316   $        40
  Polaris Industries                      1,070            50
  Polo Ralph Lauren                       1,046            38
  Pulte Homes                             2,808           166
  Radio One, Cl D*                        2,020            32
  RadioShack                              4,223           114
  Reebok International                    1,387            47
  Regal Entertainment Group, Cl A (B)     1,188            22
  Regis                                   1,185            48
  Rent-A-Center*                          1,780            54
  Ross Stores (B)                         4,063            86
  Ruby Tuesday                            1,765            48
  Ryland Group                              663            58
  Saks                                    3,125            37
  Sears Roebuck                           5,522           211
  Sherwin-Williams                        3,073           127
  Sirius Satellite Radio (B)*            32,524            75
  Snap-On                                 1,491            47
  Standard-Pacific                          917            46
  Stanley Works                           1,822            79
  Staples                                12,961           372
  Starbucks (B)*                         10,455           452
  Starwood Hotels & Resorts Worldwide     5,376           238
  Station Casinos                         1,118            51
  Talbots                                   413            11
  Target                                 23,878         1,064
  Tiffany                                 3,781           117
  Timberland, Cl A*                         482            27
  Time Warner (B)*                      114,811         1,877
  TJX                                    13,146           278
  Toll Brothers*                          1,292            57
  Toys "R" Us*                            5,492            89
  Tribune                                 6,584           275
  TRW Automotive Holdings*                  600            12
  UnitedGlobalCom, Cl A*                  9,177            62
  Univision Communications, Cl A (B)*     6,130           202
  Urban Outfitters*                       1,200            36
  VF                                      2,274           112
  Viacom, Cl B                           40,073         1,335
  Walt Disney                            53,682         1,205
  Washington Post, Cl B                     147           128
  Wendy's International                   2,927           101
  Westwood One*                           1,983            44
  Whirlpool                               1,830           112
  Williams-Sonoma (B)*                    2,421            85
  Wynn Resorts*                             862            33
  XM Satellite Radio Holdings, Cl A (B)*  4,098           113
  Yum! Brands                             7,529           299
                                                  ------------
                                                       33,895
                                                  ------------
CONSUMER STAPLES -- 9.5%
  Adolph Coors, Cl B                        695            48
  Alberto-Culver                          1,824            88
  Albertson's (B)                         9,553           235
  Altria Group                           53,696         2,628
  Anheuser-Busch                         21,033         1,111
  Aramark, Cl B                           2,678            68
  Archer-Daniels-Midland                 15,438           247
  Avon Products                          12,317           544
  BJ's Wholesale Club*                    1,872            47
  Brown-Forman, Cl B                      1,464            70
  Campbell Soup                           6,139           159
  Church & Dwight                         1,088            49
  Clorox                                  3,979           210
  Coca-Cola                              55,225         2,469
  Coca-Cola Enterprises                   6,205           128
  Colgate-Palmolive                      13,903           751

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  ConAgra Foods                          13,955   $       366
  Constellation Brands, Cl A*             2,334            86
  Costco Wholesale                       11,977           493
  CVS                                    10,359           414
  Dean Foods*                             4,194           156
  Del Monte Foods*                        4,825            51
  Energizer Holdings*                     2,140            88
  Estee Lauder, Cl A                      2,877           126
  General Mills                           7,551           357
  Gillette                               26,244         1,115
  Hershey Foods                           4,592           222
  HJ Heinz                                9,171           348
  Hormel Foods                            1,939            52
  JM Smucker                              1,457            67
  Kellogg                                 6,460           271
  Kimberly-Clark                         13,104           874
  Kraft Foods, Cl A (B)                   6,921           217
  Kroger*                                19,195           317
  Loews--Carolina Group                   1,511            37
  McCormick                               3,539           119
  NBTY*                                   1,511            36
  Pepsi Bottling Group                    4,098           110
  PepsiAmericas                           1,912            38
  PepsiCo                                44,688         2,234
  Pilgrim's Pride                           351             9
  Procter & Gamble                       67,322         3,768
  Reynolds American (B)                   3,892           294
  Rite Aid*                              11,114            49
  Safeway (B)*                           11,832           239
  Sara Lee                               20,615           456
  Smithfield Foods*                       2,275            58
  Supervalu                               3,646            96
  Sysco                                  16,690           536
  Tootsie Roll Industries                   607            19
  Tyson Foods, Cl A                       5,884            97
  UST (B)                                 4,283           172
  Wal-Mart Stores                        67,166         3,538
  Walgreen                               26,926           981
  Whole Foods Market                      1,593           124
  Wm. Wrigley Jr.                         4,159           258
                                                  ------------
                                                       27,740
                                                  ------------
ENERGY -- 6.4%
  Amerada Hess (B)                        2,035           164
  Anadarko Petroleum                      6,564           389
  Apache                                  8,474           379
  Ashland                                 1,813            93
  Baker Hughes (B)                        8,675           341
  BJ Services*                            4,171           200
  Burlington Resources                   10,476           380
  Chesapeake Energy                       6,809            96
  ChevronTexaco                          28,018         2,732
  ConocoPhillips                         17,943         1,335
  Cooper Cameron*                         1,400            71
  Devon Energy                            6,326           410
  Diamond Offshore Drilling (B)           1,595            41
  El Paso                                16,754           137
  ENSCO International                     3,882           113
  EOG Resources                           3,017           174
  Evergreen Resources*                    1,164            46
  ExxonMobil                            171,330         7,898
  FMC Technologies*                       1,780            55
  Grant Prideco*                          3,051            56
  Halliburton                            11,460           334
  Kerr-McGee                              3,520           186
  Kinder Morgan                           2,554           155
  Marathon Oil                            8,991           326

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Murphy Oil                              2,151   $       162
  National-Oilwell (B)*                   2,235            67
  Newfield Exploration*                   1,581            87
  Noble Energy                            1,480            76
  NRG Energy*                             2,069            57
  Occidental Petroleum                   10,209           527
  Patina Oil & Gas                        1,902            51
  Patterson-UTI Energy (B)                4,357            75
  Pioneer Natural Resources (B)           3,156           106
  Pogo Producing                          1,669            73
  Premcor*                                1,048            35
  Pride International*                    2,881            53
  Rowan (B)*                              2,759            67
  Smith International (B)*                2,698           154
  Sunoco (B)                              1,945           120
  Tidewater                               1,642            48
  Unocal                                  6,849           256
  Valero Energy                           3,341           221
  Varco International*                    2,589            63
  Western Gas Resources                   1,449            40
  Williams                               13,440           160
  XTO Energy                              6,623           186
                                                  ------------
                                                       18,795
                                                  ------------
FINANCIALS -- 21.8%
  A.G. Edwards                            2,109            73
  Aflac                                  13,274           532
  Alleghany*                                126            33
  Allied Capital (B)                      3,486            89
  Allmerica Financial*                    1,453            42
  Allstate                               18,367           867
  AMB Property+                           2,144            80
  AMBAC Financial Group                   2,812           212
  American Capital Strategies             2,062            64
  American Express                       29,525         1,477
  American Financial Group                  915            27
  American International Group           60,183         4,287
  American National Insurance               222            21
  AmeriCredit (B)*                        4,028            84
  Ameritrade Holding*                     6,243            71
  AmSouth Bancorp (B)                     9,148           238
  Annaly Mortgage Management + (B)        3,111            56
  AON                                     8,174           212
  Apartment Investment &
  Management, Cl A+                       2,441            87
  Archstone-Smith Trust+                  5,064           158
  Arden Realty+                           1,731            57
  Arthur J Gallagher                      2,468            79
  Associated Banc-Corp                    2,851            89
  Assurant                                2,000            53
  Astoria Financial                       2,028            74
  AvalonBay Communities+                  1,840           111
  Bank of America                       106,802         4,804
  Bank of Hawaii                          1,456            69
  Bank of New York                       20,303           605
  Banknorth Group                         4,453           151
  BB&T                                   14,481           579
  Bear Stearns                            2,782           245
  Blackrock                                 485            35
  BOK Financial*                            475            20
  Boston Properties+                      2,183           121
  BRE Properties, Cl A+                   1,320            49
  Brown & Brown                           1,412            63
  Camden Property Trust+                  1,056            50
  Capital One Financial                   6,323           428
  CapitalSource*                          1,787            36
  Capitol Federal Financial                 527            18

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Catellus Development+                   2,709   $        74
  CBL & Associates Properties+              519            32
  Centerpoint Properties Trust+           1,166            49
  Charles Schwab                         25,889           245
  Charter One Financial                   5,928           264
  Chelsea Property Group+                 1,021            69
  Chicago Mercantile Exchange               850           113
  Chubb                                   5,013           341
  Cincinnati Financial                    3,963           160
  CIT Group                               5,626           201
  Citigroup                             135,469         6,310
  City National                           1,098            72
  CNA Financial*                            745            18
  Colonial BancGroup                      3,356            68
  Comerica                                4,587           276
  Commerce Bancorp (B)                    1,769            93
  Commerce Bancshares                     1,584            77
  Compass Bancshares (B)                  3,162           146
  Conseco*                                3,877            66
  Countrywide Financial                  14,724           523
  Crescent Real Estate Equity+            2,004            32
  Cullen/Frost Bankers                    1,409            63
  Developers Diversified Realty+ (B)      2,668           101
  Doral Financial                         2,226            91
  Duke Realty+                            3,658           124
  E*Trade Financial*                      9,392           111
  Eaton Vance                             1,718            69
  Equity Office Properties Trust+        10,500           300
  Equity Residential+                     7,276           236
  Erie Indemnity, Cl A                      747            37
  Fannie Mae                             25,366         1,889
  Federal Realty Investment Trust+        1,375            62
  Federated Investors, Cl B               2,158            62
  Fidelity National Financial             4,159           157
  Fifth Third Bancorp (B)                12,547           625
  First American                          2,055            60
  First Horizon National                  3,312           151
  First Marblehead*                         394            16
  FirstMerit                              2,232            59
  Forest City Enterprises, Cl A             784            43
  Franklin Resources (B)                  4,146           221
  Freddie Mac                            18,009         1,209
  Fremont General                         1,743            35
  Friedman Billings Ramsey Group, Cl A+   3,635            69
  Fulton Financial                        3,197            68
  General Growth Properties+              5,798           175
  Genworth Financial, Cl A*               3,700            84
  Golden West Financial                   3,294           357
  Goldman Sachs Group                     8,550           767
  Greenpoint Financial                    2,916           128
  Hartford Financial Services Group       7,617           466
  HCC Insurance Holdings                  1,735            51
  Health Care Property Investors+         3,489            88
  Health Care+                            1,383            47
  Hibernia, Cl A                          3,985           107
  Hospitality Properties Trust+ (B)       1,766            74
  Host Marriott+*                         8,936           119
  HRPT Properties Trust+                  4,641            50
  Hudson City Bancorp                     1,838            63
  Hudson United Bancorp                   1,222            44
  Huntington Bancshares                   5,924           146
  Independence Community Bank             2,152            84
  IndyMac Bancorp                         1,599            55
  Instinet Group*                         3,479            17
  International Bancshares                  949            31
  Investors Financial Services            1,755            81

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  iStar Financial+                        2,954   $       119
  Janus Capital Group                     6,120            84
  Jefferies Group                         1,357            45
  Jefferson-Pilot                         3,722           178
  JP Morgan Chase                        93,321         3,694
  Keycorp                                10,685           335
  Kimco Realty+                           2,503           126
  Legg Mason                              1,713           138
  Lehman Brothers Holdings                7,227           534
  Leucadia National                       1,397            75
  Liberty Property Trust+                 2,155            87
  Lincoln National                        4,520           205
  Loews                                   3,944           224
  M&T Bank                                2,007           191
  Macerich+                               1,544            84
  Mack-Cali Realty+                       1,598            72
  Markel*                                   228            67
  Marsh & McLennan                       13,665           611
  Marshall & Ilsley                       5,768           231
  MBIA                                    3,746           215
  MBNA                                   29,675           716
  Mellon Financial                       11,050           319
  Mercantile Bankshares                   2,024            96
  Mercury General                           696            35
  Merrill Lynch                          25,065         1,280
  Metlife                                10,615           395
  MGIC Investment                         2,558           175
  Mills+                                  1,412            72
  MoneyGram International*                2,406            40
  Moody's                                 3,333           229
  Morgan Stanley                         28,763         1,459
  National City                          15,514           586
  National Commerce Financial             5,431           183
  Nationwide Financial Services, Cl
  A                                       1,461            51
  New Plan Excel Realty Trust+            2,695            69
  New York Community Bancorp              6,826           146
  NewAlliance Bancshares                  2,493            34
  North Fork Bancorporation (B)           4,480           188
  Northern Trust                          5,067           218
  Nuveen Investments, Cl A                  499            14
  Odyssey Re Holdings (B)                   384             8
  Old Republic International              4,791           113
  Pan Pacific Retail Properties+          1,011            54
  Peoples Bank Bridgeport                 1,059            35
  Plum Creek Timber+                      4,889           162
  PMI Group                               2,456           102
  PNC Financial Services Group            7,350           395
  Popular                                 6,886           167
  Principal Financial Group*              8,302           288
  Progressive                             5,671           455
  Prologis+                               4,693           170
  Protective Life                         1,809            71
  Providian Financial*                    7,745           112
  Prudential Financial                   13,790           637
  Public Storage+ (B)                     2,106           107
  Radian Group                            2,526           112
  Raymond James Financial                 1,497            36
  Rayonier+                               1,342            62
  Reckson Associates Realty+              1,781            52
  Regency Centers+                        1,590            73
  Regions Financial                      12,135           392
  Reinsurance Group of America              799            32
  Rouse+                                  2,666           177
  Safeco                                  3,653           176
  SEI Investments (F)                     1,723            56
  Shurgard Storage Centers, Cl A+         1,246            50
  Simon Property Group+                   4,057           227

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Sky Financial Group                     2,825   $        69
  SL Green Realty+                        1,032            52
  SLM                                    11,448           447
  South Financial Group                   1,800            51
  SouthTrust                              8,590           355
  Sovereign Bancorp                       8,880           194
  St Joe                                  1,444            70
  St. Paul                               17,420           604
  Stancorp Financial Group                  796            58
  State Street                            8,755           395
  Student Loan                              102            15
  SunTrust Banks                          6,592           449
  Synovus Financial                       8,099           206
  T Rowe Price Group                      2,809           139
  TCF Financial                           1,813           115
  Thornburg Mortgage+                     2,150            63
  Torchmark                               2,971           153
  Transatlantic Holdings                    655            36
  Trizec Properties+                      2,349            40
  UCBH Holdings                           1,211            49
  UnionBanCal                             1,447            86
  United Dominion Realty Trust+           3,249            69
  Unitrin                                 1,260            53
  UnumProvident                           7,743           125
  US Bancorp                             49,593         1,463
  Valley National Bancorp                 2,559            66
  Ventas+                                 2,210            60
  Vornado Realty Trust+                   2,520           158
  W Holding                               1,967            35
  Wachovia                               34,406         1,614
  Waddell & Reed Financial, Cl A          2,170            47
  Washington Federal                      2,058            53
  Washington Mutual (B)                  22,766           884
  Webster Financial                       1,323            65
  Weingarten Realty Investors+            2,074            70
  Wells Fargo                            44,185         2,596
  Wesco Financial                            41            14
  Westcorp                                  532            22
  WFS Financial*                            207             9
  Whitney Holding                         1,014            42
  Wilmington Trust                        1,663            62
  WR Berkley                              1,828            74
  Zions Bancorporation                    2,312           144
                                                  ------------
                                                       63,879
                                                  ------------
HEALTH CARE -- 13.6%
  Abbott Laboratories                    40,819         1,702
  Accredo Health*                         1,167            26
  Aetna                                   4,023           373
  Affymetrix (B)*                         1,499            42
  Allergan                                3,413           255
  American Pharmaceutical Partners (B)*     436            13
  AmerisourceBergen                       2,903           157
  Amgen*                                 33,917         2,011
  Amylin Pharmaceuticals (B)*             2,423            48
  Andrx*                                  1,901            38
  Anthem (B)*                             3,667           298
  Applera--Applied Biosystems Group       5,435           103
  Barr Pharmaceuticals*                   2,257            89
  Bausch & Lomb                           1,368            90
  Baxter International                   16,151           493
  Beckman Coulter                         1,626            91
  Becton Dickinson                        6,696           322
  Biogen Idec*                            8,868           526
  Biomet                                  6,620           302
  Boston Scientific*                     17,274           617

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Bristol-Myers Squibb                   50,862   $     1,207
  Cardinal Health                        11,232           508
  Caremark Rx*                           12,248           352
  Celgene*                                2,132           121
  Cephalon (B)*                           1,448            68
  Charles River Laboratories
  International*                          1,206            53
  Chiron (B)*                             2,933           124
  Cigna                                   3,673           244
  Community Health Systems*               1,362            34
  Cooper                                    866            50
  Covance*                                1,658            62
  Coventry Health Care (B)*               2,379           121
  CR Bard                                 2,696           151
  Cytyc*                                  2,903            70
  Dade Behring Holdings*                  1,121            59
  DaVita*                                 2,577            78
  Dentsply International                  2,108           107
  Edwards Lifesciences*                   1,507            53
  Eli Lilly                              25,509         1,619
  Endo Pharmaceuticals Holdings*          1,297            22
  Eon Labs*                                 765            19
  Express Scripts*                        1,763           111
  Eyetech Pharmaceuticals (B)*              216             8
  Fisher Scientific International*        2,905           166
  Forest Laboratories*                    9,593           440
  Gen-Probe*                              1,327            48
  Genentech*                             11,579           565
  Genzyme (B)*                            5,897           318
  Gilead Sciences*                        5,585           386
  Guidant                                 8,184           489
  HCA                                    12,123           470
  Health Management
  Associates, Cl A (B)                    6,414           123
  Health Net*                             2,930            76
  Henry Schein*                           1,146            71
  Hillenbrand Industries                  1,424            80
  Hospira*                                4,003           111
  Humana*                                 4,088            78
  ICOS (B)*                               1,404            37
  Idexx Laboratories*                       949            46
  ImClone Systems*                        1,697            90
  IMS Health                              6,068           142
  Inamed*                                   954            51
  Invitrogen (B)*                         1,370            68
  IVAX*                                   4,803            93
  Johnson & Johnson                      77,753         4,517
  Kinetic Concepts*                         685            34
  King Pharmaceuticals*                   6,419            80
  Laboratory of America Holdings*         3,653           152
  Lincare Holdings (B)*                   2,570            83
  Manor Care                              2,420            74
  Martek Biosciences*                       700            37
  McKesson                                7,559           234
  Medco Health Solutions*                 7,034           220
  Medicis Pharmaceutical, Cl A (B)        1,472            54
  Medimmune*                              6,431           154
  Medtronic                              31,722         1,578
  Merck                                  58,181         2,616
  Mettler Toledo International*           1,136            52
  MGI Pharma*                             1,916            45
  Millennium Pharmaceuticals*             7,816            93
  Millipore (B)*                          1,286            65
  Mylan Laboratories                      6,905           120
  Nektar Therapeutics*                    1,996            25
  Neurocrine Biosciences*                   952            47
  Omnicare                                2,725            79

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  OSI Pharmaceuticals*                    1,089   $        65
  Pacificare Health Systems*              2,216            72
  Patterson (B)*                          1,641           120
  Pfizer                                199,887         6,530
  Pharmaceutical Product
  Development*                            1,169            40
  Protein Design Labs*                    2,430            45
  Quest Diagnostics                       2,167           185
  Renal Care Group*                       1,660            53
  Resmed*                                   900            43
  Respironics*                              920            49
  Schering-Plough (B)                    38,457           710
  Sepracor (B)*                           2,192           109
  St. Jude Medical*                       4,585           308
  Stryker                                 7,560           342
  Tenet Healthcare*                      12,466           130
  Thermo Electron*                        4,263           112
  Triad Hospitals (B)*                    1,951            62
  UnitedHealth Group                     17,463         1,155
  Universal Health Services, Cl B         1,333            60
  Varian Medical Systems*                 3,630           120
  VCA Antech*                             1,747            33
  Waters*                                 3,083           134
  Watson Pharmaceuticals*                 2,792            77
  WellChoice*                               540            19
  WellPoint Health Networks*              4,107           403
  Wyeth                                  34,886         1,276
  Zimmer Holdings*                        6,434           459
                                                  ------------
                                                       39,855
                                                  ------------
INDUSTRIALS -- 10.5%
  3M                                     20,469         1,686
  AGCO*                                   2,394            48
  Allete                                  2,372            64
  Alliant Techsystems*                      971            56
  Allied Waste Industries*                7,205            74
  American Power Conversion               4,535            76
  American Standard*                      4,948           186
  Ametek                                  1,765            50
  AMR*                                    4,400            39
  Apollo Group, Cl A*                     4,001           312
  Avery Dennison                          2,860           178
  BearingPoint*                           3,976            32
  Boeing                                 22,053         1,152
  Briggs & Stratton                         608            46
  Brink's                                 1,538            44
  Burlington Northern Santa Fe            9,799           351
  Career Education*                       2,595            80
  Carlisle                                  833            51
  Caterpillar                             8,930           649
  Cendant                                26,859           581
  CH Robinson Worldwide                   2,305            98
  ChoicePoint*                            2,271            96
  Cintas                                  3,301           135
  CNF                                     1,323            54
  Copart*                                 1,813            39
  Corinthian Colleges*                    2,153            24
  Corporate Executive Board               1,071            63
  Crane                                   1,288            35
  CSX                                     5,715           180
  Cummins                                 1,004            68
  Danaher                                 6,164           317
  Deere                                   6,489           411
  Deluxe                                  1,372            59
  DeVry*                                  1,480            29
  Donaldson                               1,972            56
  Dover                                   5,400           204

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Dun & Bradstreet*                       1,915   $       106
  Eaton                                   3,992           241
  Education Management*                   1,856            54
  Emerson Electric                       11,020           686
  Equifax                                 3,533            86
  Expeditors International
  Washington                              2,792           136
  Fastenal                                1,599           100
  FedEx                                   7,801           640
  Fluor                                   2,175            93
  General Dynamics                        5,194           507
  General Electric                      276,503         9,066
  Goodrich                                3,015            96
  Graco                                   1,824            57
  H&R Block (B)                           4,641           224
  Harsco                                  1,021            46
  Herman Miller                           1,893            48
  Hewitt Associates, Cl A*                  763            20
  HNI                                     1,500            59
  Honeywell International                22,456           808
  Hubbell, Cl B (B)                       1,592            69
  Hughes Supply                             819            50
  IKON Office Solutions                   3,176            36
  Illinois Tool Works                     6,971           636
  Iron Mountain*                          2,868            88
  ITT Educational Services*               1,221            42
  ITT Industries                          2,400           190
  Jacobs Engineering Group*               1,431            56
  JB Hunt Transport Services              1,460            49
  JetBlue Airways (B)*                    2,396            57
  L-3 Communications Holdings             2,460           154
  Lafarge North America                     839            38
  Laureate Education*                       989            34
  Lockheed Martin                         9,872           531
  Manpower                                2,294            97
  Masco                                  11,412           367
  Monster Worldwide*                      2,581            52
  Navistar International (B)*             1,607            57
  Norfolk Southern                       10,197           290
  Northrop Grumman                        9,476           489
  Oshkosh Truck                             949            48
  Paccar (B)                              4,562           275
  Pall                                    3,258            79
  Parker Hannifin                         3,184           173
  Pentair                                 2,715            90
  Pitney Bowes                            6,007           262
  Precision Castparts                     1,655            91
  Raytheon                               11,737           408
  Republic Services                       3,946           110
  Robert Half International               3,862            95
  Rockwell Automation                     4,817           188
  Rockwell Collins                        4,585           158
  Roper Industries                        1,000            55
  RR Donnelley & Sons                     5,623           173
  Ryder System                            1,706            75
  Service International*                  8,419            51
  ServiceMaster                           7,440            92
  Sirva*                                    500            11
  Southwest Airlines                     20,561           305
  SPX (B)                                 2,065            75
  Steelcase, Cl A                         1,403            19
  Stericycle*                             1,113            52
  Teleflex                                  940            41
  Textron                                 3,149           200
  Timken                                  1,729            40
  Union Pacific                           6,752           386
  United Defense Industries*              1,250            48
  United Parcel Service, Cl B            14,946         1,092

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  United Technologies                    13,445   $     1,263
  Viad                                      526            12
  W.W. Grainger                           1,972           105
  Waste Management                       15,137           421
  Weight Watchers International (B)*      1,046            41
  Yellow Roadway*                         1,278            52
                                                  ------------
                                                       30,664
                                                  ------------
INFORMATION TECHNOLOGY -- 14.9%
  3Com*                                  10,696            48
  Activision*                             3,608            52
  Acxiom                                  2,006            45
  ADC Telecommunications*                20,774            44
  Adobe Systems                           6,210           285
  Adtran                                  1,731            46
  Advanced Fibre Communication*           2,396            41
  Advanced Micro Devices*                 9,365           107
  Affiliated Computer Services,
  Cl A (B)*                               3,182           173
  Agere Systems, Cl B*                   46,141            55
  Agilent Technologies*                  12,499           256
  Akamai Technologies*                    2,918            39
  Alliance Data Systems*                  1,210            46
  Altera (B)*                             9,953           188
  American Tower, Cl A*                   5,568            83
  Amkor Technology*                       2,401             9
  Amphenol, Cl A*                         1,808            54
  Analog Devices                          9,929           345
  Andrew*                                 4,379            49
  Apple Computer (B)*                     9,897           341
  Applied Materials (B)*                 44,045           700
  Applied Micro Circuits*                 7,514            25
  Arrow Electronics*                      2,989            65
  Ask Jeeves (B)*                         1,402            36
  Atmel*                                 10,166            35
  Autodesk                                3,031           135
  Automatic Data Processing              15,544           618
  Avaya*                                 10,383           126
  Avid Technology*                          872            38
  Avnet*                                  3,029            48
  Avocent*                                1,200            34
  AVX                                     1,424            17
  BEA Systems*                            9,519            63
  BMC Software*                           5,759            86
  Broadcom, Cl A*                         6,607           179
  Cadence Design Systems (B)*             7,207            90
  CDW                                     1,653            97
  Ceridian*                               3,775            70
  Certegy                                 1,663            64
  Checkfree (B)*                          2,154            59
  Ciena*                                 14,989            27
  Cisco Systems*                        177,070         3,322
  Citrix Systems*                         4,450            71
  Cognizant Technology Solutions, Cl A*   3,319            91
  Computer Associates International (B)  12,128           294
  Computer Sciences*                      4,870           226
  Compuware*                             10,463            47
  Comverse Technology*                    5,089            89
  Conexant Systems*                      11,207            17
  Convergys*                              3,669            51
  Corning*                               36,224           367
  Cree (B)*                               1,922            48
  Cypress Semiconductor (B)*              3,108            30
  Dell*                                  66,280         2,309
  Diebold                                 1,922            94
  DST Systems*                            1,913            87
  Electronic Arts (B)*                    7,791           388

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Electronic Data Systems                13,189   $       254
  EMC*                                   63,219           681
  Fair Isaac                              1,743            47
  Fairchild Semiconductor
  International*                          3,040            37
  First Data                             22,812           964
  Fiserv*                                 5,048           176
  Flir Systems*                             888            52
  Foundry Networks*                       3,169            29
  Global Payments                           777            34
  Harris                                  1,720            83
  Hewlett-Packard                        79,847         1,428
  Ingram Micro, Cl A*                     3,159            47
  Integrated Circuit Systems*             1,909            42
  Intel                                 169,392         3,606
  International Business Machines (B)    44,139         3,738
  International Rectifier*                1,662            55
  Intersil, Cl A                          3,810            66
  Intuit*                                 4,572           193
  Jabil Circuit*                          4,261            88
  Jack Henry & Associates                 1,636            30
  JDS Uniphase (B)*                      36,420           113
  Juniper Networks*                      13,794           316
  Kla-Tencor (B)*                         5,095           190
  Lam Research*                           3,525            76
  Lexmark International, Cl A*            3,437           304
  Linear Technology                       8,186           293
  LSI Logic*                             10,368            50
  Lucent Technologies (B)*              111,622           349
  Macromedia*                             1,831            35
  Maxim Integrated Products               8,507           369
  Maxtor (B)*                             6,334            27
  McAfee*                                 3,984            79
  MEMC Electronic Materials*              1,738            14
  Mercury Interactive*                    2,412            83
  Microchip Technology                    5,556           147
  Micron Technology (B)*                 14,971           172
  Microsoft                             240,359         6,562
  Molex                                   3,534           102
  Motorola                               61,299           990
  National Instruments                    1,436            37
  National Semiconductor*                 9,599           128
  NCR*                                    2,487           110
  NetFlix (B)*                              800            11
  Network Appliance*                      8,087           162
  Novell*                                10,248            60
  Novellus Systems*                       3,988            97
  Nvidia*                                 4,266            53
  Oracle*                                98,760           985
  Paychex                                 8,753           260
  Peoplesoft (B)*                         8,340           145
  PerkinElmer                             3,334            58
  Pixar*                                    643            50
  Plantronics*                            1,277            50
  PMC - Sierra (B)*                       4,341            41
  Polycom*                                2,531            49
  QLogic*                                 2,442            64
  Qualcomm                               42,405         1,614
  Rambus*                                 2,168            28
  Red Hat*                                4,349            53
  Reynolds & Reynolds, Cl A               1,637            40
  Sabre Holdings, Cl A                    3,580            82
  Sandisk (B)*                            4,142            97
  Sanmina-SCI*                           13,275            92
  Scientific-Atlanta                      4,049           110
  Semtech*                                2,053            37
  Siebel Systems*                        11,132            85
  Silicon Laboratories*                     981            32

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  Solectron*                             24,097   $       124
  Spectrasite*                            1,049            47
  Storage Technology*                     2,870            70
  Sun Microsystems*                      86,599           333
  Sungard Data Systems*                   7,724           178
  Sybase*                                 2,689            36
  Symantec (B)*                           8,112           389
  Symbol Technologies                     5,949            77
  Synopsys*                               3,901            62
  Tech Data*                              1,550            58
  Tektronix                               2,206            63
  Tellabs (B)*                           10,726            97
  Teradyne*                               5,201            67
  Texas Instruments                      45,257           884
  TIBCO Software*                         5,516            35
  Total System Services                     969            22
  Unisys*                                 8,532            86
  Utstarcom (B)*                          2,346            36
  VeriSign*                               6,374           111
  Veritas Software*                      11,085           185
  Vishay Intertechnology*                 3,873            49
  WebMD (B)*                              7,875            57
  Western Digital*                        5,568            42
  Xerox (B)*                             20,812           280
  Xilinx                                  8,958           246
  Yahoo! (B)*                            29,924           853
  Zebra Technologies, Cl A*               1,467            84
                                                  ------------
                                                       43,571
                                                  ------------
MATERIALS -- 3.0%
  Air Products & Chemicals                5,915           310
  Alcoa                                  22,717           736
  Arch Coal                               1,469            47
  Ball                                    2,898           108
  Bemis                                   2,774            73
  Bowater (B)                             1,478            53
  Cabot                                   1,673            67
  Consol Energy                           2,360            76
  Dow Chemical (B)                       24,482         1,048
  E.I. Du Pont de Nemours                26,161         1,106
  Eastman Chemical                        1,983            92
  Ecolab                                  4,921           147
  Engelhard                               3,190            90
  Florida Rock Industries                   765            35
  Freeport-McMoRan Copper & Gold,
  Cl B (B)                                4,027           152
  Georgia-Pacific                         6,619           225
  International Flavors & Fragrances      2,222            86
  International Paper                    12,790           512
  International Steel Group*                400            12
  Louisiana-Pacific                       2,846            70
  Lubrizol                                1,349            48
  Lyondell Chemical                       3,405            67
  Martin Marietta Materials               1,252            56
  Massey Energy                           2,013            55
  MeadWestvaco                            5,375           162
  Monsanto                                7,037           258
  Newmont Mining (B)                     10,493           466
  Nucor                                   2,069           162
  Owens-Illinois*                         2,757            44
  Packaging Corporation of America        1,499            34
  Pactiv*                                 4,132            98
  Peabody Energy                          1,637            87
  Phelps Dodge                            2,424           198
  PPG Industries                          4,543           272
  Praxair                                 8,463           343
  Rohm & Haas                             4,141           168

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                              Shares   ($ Thousands)
----------------------------------------------------------------
  RPM International                       2,969   $        47
  Scotts, Cl A*                             527            33
  Sealed Air*                             2,268           111
  Sigma-Aldrich                           1,862           107
  Smurfit-Stone Container*                6,703           119
  Sonoco Products                         2,612            68
  Southern Peru Copper                      409            18
  Temple-Inland                           1,450            99
  United States Steel                     3,045           112
  Valspar                                 1,332            63
  Vulcan Materials                        2,717           129
  Weyerhaeuser                            6,229           389
  Worthington Industries                  1,629            33
                                                  ------------
                                                        8,891
                                                  ------------
TELECOMMUNICATION SERVICES -- 3.4%
  Alltel                                  8,128           444
  AT&T                                   20,659           305
  AT&T Wireless Services*                58,886           861
  BellSouth                              48,176         1,289
  CenturyTel (B)                          3,729           120
  Citizens Communications*                7,353            93
  Crown Castle International*             5,018            72
  IDT, Cl B*                              1,314            20
  Level 3 Communications (B)*            18,416            48
  Nextel Communications, Cl A*           26,809           622
  Nextel Partners, Cl A*                  3,299            48
  NII Holdings (B)*                       1,510            55
  Qwest Communications
  International*                         38,019           110
  SBC Communications                     86,703         2,236
  Sprint (B)                             37,266           733
  Telephone & Data Systems                1,319           102
  US Cellular*                              431            17
  Verizon Communications                 72,539         2,847
  West*                                     498            13
  Western Wireless*                       2,031            51
                                                  ------------
                                                       10,086
                                                  ------------
UTILITIES -- 3.2%
  AES*                                   16,978           171
  AGL Resources                           1,737            53
  Allegheny Energy (B)*                   3,407            50
  Alliant Energy                          2,940            76
  Ameren (B)                              5,029           235
  American Electric Power                10,456           342
  Aqua America                            2,305            49
  Centerpoint Energy                      7,329            80
  Cinergy (B)                             4,785           194
  Consolidated Edison (B)                 6,383           269
  Constellation Energy Group              4,362           179
  Dominion Resources                      8,600           558
  DPL                                     3,209            65
  DTE Energy                              4,492           186
  Duke Energy (B)                        24,104           534
  Dynegy, Cl A*                           7,511            33
  Edison International                    8,642           232
  Energy East                             3,734            91
  Entergy                                 6,082           367
  Equitable Resources                     1,656            87
  Exelon                                 17,261           636
  FirstEnergy                             8,590           346
  FPL Group                               4,884           338
  Great Plains Energy                     1,849            56
  Hawaiian Electric Industries            2,146            55
  KeySpan                                 4,141           158
  MDU Resources Group                     3,121            79

----------------------------------------------------------------
Description                  Shares/Face Amount   Market Value
                                  ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  National Fuel Gas                       1,921   $        52
  NiSource                                7,037           146
  Northeast Utilities                     3,407            65
  NSTAR                                   1,408            69
  OGE Energy                              2,268            59
  Oneok                                   2,696            64
  Pepco Holdings (B)                      4,457            92
  PG&E*                                  10,548           308
  Pinnacle West Capital                   2,328            98
  PPL                                     4,890           234
  Progress Energy (B)                     6,527           287
  Public Service Enterprise Group (B)     6,149           260
  Puget Energy                            2,661            61
  Questar                                 2,199            90
  Reliant Energy*                         7,672            76
  SCANA                                   2,987           113
  Sempra Energy                           5,455           197
  Southern (B)                           19,254           584
  TECO Energy                             5,004            66
  Texas Genco Holdings                      440            20
  TXU                                     7,725           322
  UGI                                     1,376            47
  Vectren                                 1,991            49
  Westar Energy                           2,292            48
  Wisconsin Energy                        3,140           103
  WPS Resources                           1,002            47
  Xcel Energy                            10,627           189
                                                  ------------
                                                        9,265
                                                  ------------
Total Common Stock
  (Cost $252,889) ($ Thousands)                       286,641
                                                  ------------

CORPORATE OBLIGATIONS (C)(E)  -- 3.9%
FINANCIALS -- 3.8%
  AllState Life Global Funding
    1.590%, 08/15/05                     $  165           165
  Belford Funding
    1.600%, 02/02/05                        661           661
  Blue Heron Funding
    1.645%, 02/23/05                        661           661
    1.640%, 03/18/05                        297           297
  Bradford & Bingley
    1.729%, 01/07/05                        416           416
  CCN Bluegrass
    1.680%, 08/18/05                        496           496
  CIT Group
    1.390%, 12/01/04                        397           397
  Commodore
    1.569%, 12/12/38                        198           198
  Countrywide Home Loans
    1.850%, 08/26/05                        198           198
    1.830%, 02/23/05                        192           192
    1.820%, 05/20/05                        132           132
    1.684%, 09/24/04                        231           231
    1.659%, 06/23/05                        264           264
  Davis Square Funding
    1.570%, 04/06/05                        331           331
    1.570%, 05/06/05                        331           331
  Drivetime Auto Owner Trust
    1.740%, 07/15/05                        156           156
  Duke Funding
    1.650%, 04/08/05                        331           331

--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Harrier Finance Funding
    1.597%, 06/15/05                     $  575   $       575
  Irish Life & Permanent
    1.649%, 09/21/05                        615           615
  Lakeside Funding
    1.619%, 09/08/04                        703           703
  Liberty Light US Capital
    1.575%, 01/14/05                        331           331
    1.562%, 02/09/05                        331           330
  Morgan Stanley
    1.514%, 09/02/05                        132           132
  Orchid Structured Finance
    1.820%, 11/18/04                        432           432
  Pacific Life Global Funding
    1.590%, 09/13/05                        496           496
  Paragon Mortgages
    1.620%, 09/15/04                        259           259
  Saturn Ventures
    1.644%, 02/07/05                        331           330
  Sigma Finance
    1.491%, 01/04/05                        397           397
    1.472%, 11/01/04                        198           198
  Washington Mutual Bank
    1.730%, 08/18/05                        661           661
  White Pine Finance
    1.575%, 03/11/05                        165           165
  Whitehawk CDO Funding
    1.741%, 06/15/05                        165           165
                                                  ------------
                                                       11,246
                                                  ------------
INDUSTRIALS -- 0.1%
  Caterpillar
    1.701%, 07/11/05                        331           331
                                                  ------------
Total Corporate Obligations
  (Cost $11,577) ($ Thousands)                         11,577
                                                  ------------

COMMERCIAL PAPER (C)(D)  -- 1.8%
FINANCIALS -- 1.8%
  Atlantis One Funding
    1.313%, 11/02/04                        331           330
  AJAX Bambino Funding
    1.621%, 09/17/04                        331           330
  Bradford & Bingley
    1.180%, 09/10/04                        331           331
  Broadhead Funding
    1.621%, 09/13/04                        331           330
  CIT Group
    1.213%, 11/22/04                        238           237
    1.182%, 10/25/04                        180           180
  CRE-8 Funding
    1.660%, 09/01/04                        397           397
  Golden Fish
    1.657%, 09/24/04                        132           132
    1.652%, 09/21/04                        193           193
    1.631%, 09/16/04                        146           146
    1.631%, 09/14/04                        265           265
    1.631%, 09/15/04                        269           265
  Harrier Finance Funding
    1.888%, 11/22/04                          3             3
  Harwood
    1.611%, 09/15/04                        101           101
  Main Street Warehouse
    1.621%, 09/15/04                        668           668

----------------------------------------------------------------
Description                  Shares/Face Amount   Market Value
                                  ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
    TMC
    1.642%, 09/21/04                     $  165   $       165
    1.641%, 09/15/04                        477           477
    1.641%, 09/13/04                        331           330
  Tannehill Capital
    1.302%, 10/06/04                        419           417
                                                  ------------
Total Commercial Paper
  (Cost $5,297) ($ Thousands)                           5,297
                                                  ------------

CASH EQUIVALENTS  -- 2.3%
  AIM Investco Treasurer's Money
  Market Reserve Fund (C)               165,277           165
  Bear Stearns Master Notes (C)         661,108           661
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A++             5,449,392         5,449
   National City Bank of Indiana
   Time Deposit (C)                     396,665           397
                                                  ------------
Total Cash Equivalents
  (Cost $6,672) ($ Thousands)                           6,672
                                                  ------------

U.S. TREASURY OBLIGATION -- 0.2%
 U.S. Treasury Bills (A)
    1.270%, 09/23/04                        450           450
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $449) ($ Thousands)                               450
                                                  ------------

REPURCHASE AGREEMENTS (C) -- 1.4%
Barclays 1.580%, dated 08/31/04, to
  be repurchased on 09/01/04,
  repurchase price $3,371,594
  (collateralized by U.S.
  Government Agency obligations,
  total market value: $3,438,891)         3,371         3,371
Deutsche Bank 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $138,839 (collateralized by U.S.
  Government Agency obligations,
  total market value: $141,614)             139           139
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $370,237 (collateralized by U.S.
  Government Agency obligations,
  total market value: $377,643)             370           370
UBS Paine Webber 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $330,569 (collateralized by U.S.
  Government Agency obligations,
  total market value: $337,166)             331           331
                                                  ------------
Total Repurchase Agreements
  (Cost $4,211) ($ Thousands)                           4,211
                                                  ------------

Total Investments -- 107.5%
  (Cost $281,095) ($ Thousands)(1)                $   314,848
                                                  ============




--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
August 31, 2004

Percentages are based on Net Assets of $292,928,739.
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $21,611,856
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $22,308,429.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(F) The Fund may purchase securities of sertain companies with which it is affiliated to the extent these companies are represented in its Index.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $281,095, and the unrealized appreciation and depreciation were (000) $42,388 and $(8,635), respectively.
Cl -- Class


The Fund had the following long futures contracts open as of August 31, 2004:

---------------- ----------- --------------- ------------ ---------------
Contract          Number of   Contract                     Unrealized
Description       Contracts   Value                        Gain
                              ($ Thousands)   Expiration   ($ Thousands)
---------------- ----------- --------------- ------------ ---------------
S&P 500 Index
E-Mini                   12          $ 662    09/17/04                $7
---------------- ----------- --------------- ------------ ---------------
S&P 500
Composite                20          5,521    09/17/04                 5
Index
---------------- ----------- --------------- ------------ ---------------
                                                                     $12
---------------- ----------- --------------- ------------ ---------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
         SEI Institutional InvestmentsTrust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 89.8%
CONSUMER DISCRETIONARY -- 15.3%
  7-Eleven*                              76,100   $     1,470
  Abercrombie & Fitch, Cl A              19,600           549
  Adesa*                                  1,400            25
  Advo                                  131,705         3,896
  America's Car Mart*                   113,400         3,637
  American Greetings, Cl A (B)*         124,720         3,002
  Arctic Cat                             71,800         1,875
  ArvinMeritor                          124,900         2,386
  Aztar*                                 97,400         2,421
  Bandag                                 22,900         1,048
  Belo, Cl A                             35,630           817
  BJ's Restaurants (B)*                  21,400           314
  BorgWarner (B)                         34,900         1,561
  Brinker International*                 16,360           498
  Brown Shoe                             59,100         1,567
  Cabela's, Cl A (B)*                     9,100           233
  California Pizza Kitchen*              25,480           486
  Carmike Cinemas*                       26,950           916
  Carter's (B)*                          32,800           917
  Cato, Cl A                             81,200         1,717
  Charming Shoppes*                     177,400         1,217
  Cheesecake Factory (B)*                39,400         1,630
  Christopher & Banks                   103,800         1,828
  Coach*                                 68,400         2,883
  Cooper Tire & Rubber                   99,300         2,248
  Cost Plus*                             81,500         2,792
  CSK Auto*                              73,540           863
  Cumulus Media, Cl A*                   45,300           684
  Dick's Sporting Goods*                 23,300           754
  Dillard's, Cl A                        64,900         1,233
  Dollar Thrifty Automotive Group*       70,500         1,706
  Dress Barn*                            14,143           234
  Eagle Materials                        22,300         1,448
  Electronics Boutique Holdings*         51,000         1,557
  Ethan Allen Interiors (B)              38,900         1,390
  Fairmont Hotels & Resorts              73,400         1,981
  Fleetwood Enterprises*                 88,100         1,125
  Foot Locker                            44,870         1,004
  Four Seasons Hotels                    22,700         1,301
  Furniture Brands International         11,000           253
  GameStop, Cl A*                        94,900         1,591
  Gaylord Entertainment*                 45,800         1,330
  Gildan Activewear, Cl A*               44,900         1,237
  Global Signal+                         44,500           979
  Group 1 Automotive*                    41,200         1,132
  Guitar Center (B)*                     41,600         1,704
  Handleman                             188,247         3,972
  Helen Of Troy*                         31,070           839
  Hibbett Sporting Goods*               154,675         2,810
  Hollinger International, Cl A          42,400           725
  Hollywood Entertainment*              167,500         1,690
  HOT Topic*                            247,650         3,740
  Identix*                              168,300           774
  Ihop                                   17,200           597
  Jakks Pacific (B)*                     51,420         1,007
  Jarden*                               111,895         3,389
  Jo-Ann Stores*                         52,000         1,383
  K2*                                    92,700         1,227
  Kellwood (B)                          146,030         5,330
  Kenneth Cole Productions, Cl A         64,700         1,746
  Kerzner International*                 33,700         1,504
  Kimball International, Cl B            57,366           780
  La-Z-Boy                               62,500           965
  Landry's Restaurants                   60,700         1,607
----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Leapfrog Enterprises (B)*              50,600   $     1,001
  Liberty                                26,230         1,060
  Lin TV, Cl A*                         171,100         3,453
  Lions Gate Entertainment*             226,600         1,505
  Lone Star Steakhouse & Saloon          58,200         1,350
  M/I Homes                              88,100         3,440
  Marvel Enterprises*                    88,200         1,294
  MDC Holdings                           29,800         2,052
  Mediacom Communications, Cl A*        218,700         1,367
  Men's Wearhouse*                       39,090         1,095
  Meritage*                              26,100         1,744
  Movie Gallery                         154,370         2,777
  MSC Industrial Direct, Cl A            80,940         2,515
  MTR Gaming Group*                     122,000         1,144
  Multimedia Games (B)*                  92,000         1,329
  National Presto Industries             15,190           618
  Nautilus Group (B)                     40,710           793
  Nexstar Broadcasting Group, Cl A*     110,400           899
  Noble International (B)                48,275           984
  O'Charleys*                            21,100           343
  O'Reilly Automotive (B)*               29,600         1,167
  Pacific Sunwear of California               1            --
  Panera Bread, Cl A (B)*                99,100         3,447
  Papa John's International (B)*         33,600           965
  Parkervision (B)*                     127,600           574
  Payless Shoesource (B)*               179,000         2,076
  PEP Boys-Manny Moe & Jack              51,120           813
  PF Chang's China Bistro (B)*           17,800           746
  Phillips-Van Heusen                    92,100         1,857
  Pier 1 Imports                         46,200           802
  Polo Ralph Lauren                      33,300         1,216
  Quiksilver*                           124,900         2,717
  Rare Hospitality International (B)*    90,300         2,442
  RC2*                                   44,400         1,404
  Red Robin Gourmet Burgers*             37,800         1,322
  Reebok International                   24,720           840
  Regis                                  86,931         3,558
  Rent-A-Center*                         48,800         1,469
  Ryan's Restaurant Group*              132,000         1,814
  Ryland Group                           31,200         2,750
  Scholastic*                            26,800           784
  Shuffle Master (B)*                    33,307         1,104
  Sonic (B)*                             74,950         1,675
  Sonic Automotive                       72,100         1,500
  Standard Motor Products                94,400         1,349
  Standard-Pacific                       29,100         1,469
  Starwood Hotels & Resorts
  Worldwide                              85,800         3,792
  Station Casinos                        60,400         2,778
  Superior Essex*                        44,600           593
  Superior Industries
  International (B)                      64,900         2,057
  Theglobe.com*                         900,000           369
  Timberland, Cl A*                      22,350         1,248
  Too*                                   68,900         1,078
  Tower Automotive (B)*                 208,000           620
  Tractor Supply*                        33,800         1,177
  Unifi*                                 72,700           139
  Urban Outfitters*                     157,800         4,789
  Valassis Communications*               54,110         1,529
  Value Line                             13,000           491
  Visteon                                88,900           829
  WCI Communities*                      105,300         2,525
  West Marine (B)*                       37,200           673
  WMS Industries (B)*                    35,600           720
  Wolverine World Wide                   17,100           412
  World Wrestling Entertainment          54,700           657
  Yankee Candle*                         54,300         1,472


--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                        Shares        ($ Thousands)
----------------------------------------------------------------
  Zale*                                 125,400   $     3,213
                                                  ------------
                                                      201,308
                                                  ------------
CONSUMER STAPLES -- 2.3%
  Adolph Coors, Cl B                     20,600         1,411
  BJ's Wholesale Club (B)*              161,800         4,097
  Bunge                                  36,900         1,472
  Casey's General Stores                 60,260           995
  Chattem*                               47,990         1,463
  Corn Products International            55,700         2,571
  Cott*                                  51,510         1,396
  Del Monte Foods (B)*                   84,900           896
  Delta & Pine Land                      31,500           800
  Great Atlantic & Pacific Tea*          93,600           605
  Hain Celestial Group*                   2,700            47
  Interstate Bakeries (B)               126,500           654
  NBTY*                                  67,000         1,603
  Pathmark Stores*                      155,600         1,102
  PC Mall*                               49,000           641
  PepsiAmericas                          46,900           931
  Pilgrim's Pride                        32,100           816
  Ralcorp Holdings*                      41,500         1,512
  Robert Mondavi, Cl A*                  18,400           756
  Supervalu                              18,040           476
  Tyson Foods, Cl A                      29,700           489
  United Natural Foods*                 114,510         2,835
  Universal                              49,200         2,220
                                                  ------------
                                                       29,788
                                                  ------------
ENERGY -- 5.0%
  Atlas America (B)*                     33,160           710
  Atwood Oceanics*                       27,800         1,161
  Cabot Oil & Gas                        81,600         3,297
  Cal Dive International*                40,000         1,195
  CARBO Ceramics                         12,405           798
  Cimarex Energy*                        49,200         1,473
  Comstock Resources*                    45,700           842
  Core Laboratories*                     53,200         1,163
  Denbury Resources*                    125,200         2,742
  Energy Partners*                       56,600           865
  Evergreen Resources*                   70,500         2,781
  Forest Oil (B)*                       165,700         4,316
  Holly                                  76,200         1,561
  Horizon Offshore (B)*                 100,400            56
  Key Energy Services*                  126,500         1,276
  Lone Star Technologies (B)*            15,700           482
  Magnum Hunter Resources (B)*          214,400         2,185
  NATCO Group, Cl A*                     64,806           513
  National-Oilwell (B)*                  34,400         1,029
  Oceaneering International*             30,300           970
  Patina Oil & Gas                       25,800           691
  Penn Virginia                          48,600         1,675
  Plains Exploration & Production*      245,420         4,764
  Pride International (B)*               47,500           872
  Range Resources                       110,400         1,656
  Remington Oil & Gas*                   28,500           706
  SEMCO Energy                          111,100           607
  St. Mary Land & Exploration            62,500         2,181
  Stone Energy*                         136,200         5,666
  Swift Energy*                         201,750         4,106
  Syntroleum*                           168,300           852
  Tesoro Petroleum*                     109,600         2,595
  Tetra Technologies*                    45,750         1,238
  Tidewater                              28,300           826
  Ultra Petroleum*                       19,000           789
  Veritas DGC*                          124,600         2,919
----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Vintage Petroleum                     164,660   $     2,700
  W-H Energy Services*                   67,870         1,284
  Whiting Petroleum*                     19,900           470
                                                  ------------
                                                       66,012
                                                  ------------
FINANCIALS -- 18.9%
  Acadia Realty Trust+                  115,700         1,695
  Affiliated Managers Group (B)*         63,400         3,110
  Allmerica Financial*                   69,700         2,021
  AMB Property+                         114,600         4,280
  American Home Mortgage
  Investment+                            46,800         1,274
  AmerUs Group (B)                       50,800         2,025
  Apartment Investment &
  Management, Cl A+                      65,400         2,322
  Apollo Investment*                     21,500           302
  Arbor Realty Trust+ (B)                72,130         1,505
  Arch Capital Group (B)*                52,400         1,918
  Archstone-Smith Trust+                 95,257         2,977
  Aspen Insurance Holdings*              32,700           772
  AvalonBay Communities+                 60,300         3,642
  Bancorpsouth                            6,050           135
  Bank Mutual                            95,440         1,089
  Bank of the Ozarks                     11,300           296
  Brandywine Realty Trust+               65,300         1,933
  Brookline Bancorp                      79,300         1,201
  Camden Property Trust+ (B)             65,800         3,098
  Capital Southwest                      15,400         1,186
  CapitalSource (B)*                    124,100         2,530
  Cardinal Financial*                   101,320           884
  Cascade Bancorp                        45,950           800
  CB Bancshares                           3,600           341
  CBL & Associates Properties+           23,920         1,461
  Central Pacific Financial              12,200           341
  CNA Surety*                            39,900           415
  Colonial BancGroup                    120,500         2,432
  Commerce Group                         49,500         2,373
  Commercial Capital Bancorp*           172,266         3,733
  Commercial Federal                     65,000         1,773
  Community Bank System                  34,400           879
  Corporate Office Properties Trust+    134,420         3,555
  Delphi Financial Group, Cl A           90,701         3,566
  Developers Diversified Realty+ (B)     58,100         2,191
  Donegal Group, Cl A                    47,200           925
  Downey Financial                       56,900         3,065
  E*Trade Financial*                    526,500         6,202
  East-West Bancorp (B)                  19,200           696
  Encore Capital Group*                  64,700         1,092
  Equity Residential+                   134,100         4,343
  Essex Property Trust+                  21,300         1,571
  Euronet Worldwide*                     32,800           576
  FBL Financial Group, Cl A              32,784           847
  Federal Realty Investment Trust+ (B)   90,000         4,084
  First American (B)                     76,900         2,228
  First Cash Financial Services*         82,500         1,587
  First Citizens Bancshares, Cl A         5,256           615
  First Indiana                          55,650         1,055
  First Marblehead*                      30,900         1,278
  First Niagara Financial Group         114,700         1,444
  First Republic Bank                    33,400         1,496
  FirstFed Financial*                    51,700         2,357
  FirstMerit                             18,610           490
  Flagstar Bancorp (B)                  104,900         2,265
  Flushing Financial                     56,300         1,017
  Fpic Insurance Group (B)*              47,500         1,136
  Friedman Billings Ramsey Group,
  Cl A+ (B)                             135,600         2,556
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                        Shares        ($ Thousands)
----------------------------------------------------------------
  Gables Residential Trust+              33,000   $     1,098
  GATX (B)                              125,400         3,382
  Glacier Bancorp                        15,000           423
  Greater Bay Bancorp                    90,400         2,574
  Greenhill                              16,700           341
  Grupo TMM ADR, Ser A*                 130,000           325
  HCC Insurance Holdings                 42,700         1,243
  Hilb Rogal & Hamilton                 104,400         3,554
  Horace Mann Educators                  46,050           781
  Host Marriott+ (B)*                   180,500         2,410
  Hub International                      64,300         1,126
  Independence Community Bank            48,600         1,907
  IndyMac Bancorp                        44,800         1,546
  IPC Holdings                           32,200         1,169
  Irwin Financial                        49,700         1,279
  Itla Capital*                          11,200           475
  Jackson Hewitt Tax Service*           110,300         2,134
  Jones Lang LaSalle*                    27,500           898
  Kansas City Life Insurance             27,500         1,119
  KNBT Bancorp                           94,300         1,595
  Knight Trading Group, Cl A*            77,900           706
  LandAmerica Financial Group            59,800         2,574
  Levitt, Cl A                           32,800           738
  Macerich+ (B)                          85,100         4,638
  Mack-Cali Realty+                      82,500         3,734
  Max Re Capital                         21,400           396
  Medallion Financial                    99,100           842
  Medical Properties Trust+*             72,000           720
  MFA Mortgage Investments+ (B)         120,700         1,124
  MoneyGram International*               40,900           683
  Montpelier Re Holdings                 19,100           659
  Nara Bancorp                           40,445           826
  National Health Investors+             13,800           398
  National Processing*                   20,600           545
  NBT Bancorp                            88,200         1,968
  NCRIC Group*                           71,140           598
  New Century Financial (B)              32,200         1,727
  New Plan Excel Realty Trust+           59,400         1,528
  NewAlliance Bancshares (B)            183,513         2,514
  Novastar Financial+ (B)                55,700         2,241
  Odyssey Re Holdings (B)                56,300         1,235
  One Liberty Properties+                53,700           977
  Oriental Financial Group               57,700         1,557
  PFF Bancorp                            37,460         1,382
  Piper Jaffray*                          7,200           310
  Placer Sierra Bancshares*              42,000           821
  Platinum Underwriters Holdings        103,940         2,950
  PMI Group (B)                          30,740         1,277
  Portfolio Recovery Associates (B)*     27,200           779
  Post Properties+ (B)                   73,500         2,234
  Presidential Life                      67,100         1,178
  ProAssurance*                          99,800         3,369
  Provident Bankshares                   56,831         1,800
  Public Storage+ (B)                    65,300         3,320
  PXRE Group                             46,400         1,078
  R & G Financial, Cl B                  12,950           448
  Rainier Pacific Financial Group        65,030         1,193
  RAIT Investment Trust+                 42,400         1,141
  Reckson Associates Realty+            130,300         3,831
  Redwood Trust+                         16,200           957
  Regency Centers+                       30,800         1,417
  RenaissanceRe Holdings                 16,300           784
  Saxon Capital*                         43,800         1,102
  Scottish RE Group                      31,600           671
  Senior Housing Properties Trust+      113,100         1,979
  Shurgard Storage Centers, Cl A+        85,000         3,391
  Silicon Valley Bancshares*            120,000         4,482
----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Simon Property Group+                  67,100   $     3,754
  Sky Financial Group                    73,000         1,793
  SL Green Realty+                      106,860         5,343
  Sterling Financial*                    69,905         2,318
  Stewart Information Services (B)      106,400         3,888
  Taubman Centers+ (B)                   60,500         1,559
  TierOne                                51,600         1,101
  Trammell Crow*                         77,000         1,023
  Trustmark                              47,600         1,427
  UCBH Holdings                          44,810         1,799
  UMB Financial                          20,310           980
  United PanAm Financial (B)*            63,100           973
  Washington Federal                     95,100         2,450
  WesBanco                               33,400           925
  Westcorp                               90,400         3,713
  Winston Hotels+                       227,230         2,320
  WR Berkley                             23,700           957
  Zenith National Insurance (B)          37,500         1,621
                                                  ------------
                                                      249,125
                                                  ------------
HEALTH CARE -- 11.3%
  Abaxis*                                42,100           634
  Abgenix*                              185,100         1,842
  Accelrys*                              94,500           558
  Accredo Health*                        46,700         1,020
  Advanced Medical Optics (B)*           68,180         2,538
  Advanced Neuromodulation Systems*      26,700           783
  Align Technology*                     235,530         3,608
  Alkermes (B)*                          88,900           945
  Alliance Imaging*                     122,600           772
  Alpharma, Cl A                        149,600         2,045
  American Healthways (B)*               85,660         2,313
  American Medical Systems
  Holdings*                              50,125         1,582
  Amsurg*                                46,500         1,039
  Applera-- Celera Genomics Group*      260,900         2,810
  Apria Healthcare Group*                50,500         1,426
  Ariad Pharmaceuticals*                210,600         1,002
  Arqule*                                30,100           148
  Array Biopharma*                       90,300           614
  Atherogenics (B)*                      49,700           834
  August Technology*                     89,800           860
  Axonyx (B)*                           111,100           472
  Beverly Enterprises*                   89,400           641
  Bio-Rad Laboratories, Cl A*            54,000         2,718
  Bioject Medical Technologies*          77,000            86
  Biosite (B)*                           41,500         1,965
  Bradley Pharmaceuticals (B)*           35,900           865
  Cardiodynamics International*          81,100           419
  Cell Genesys*                         289,500         2,400
  Chemed                                  6,900           377
  Columbia Laboratories (B)*             71,300           161
  Community Health Systems*              55,700         1,393
  Conceptus (B)*                         72,100           666
  Conmed*                                34,300           839
  Cooper (B)                             45,290         2,625
  Corixa (B)*                           266,100         1,227
  Cross Country Healthcare*              53,800           798
  Crucell ADR*                          163,700         1,211
  Cubist Pharmaceuticals*               288,300         2,269
  CV Therapeutics (B)*                  235,600         3,023
  Cyberonics (B)*                        50,900           871
  deCODE Genetics (B)*                  110,800           621
  Dendreon*                             222,700         2,189
  Depomed (B)*                          139,300           644
  Diamondrock Hospitality*              122,500         1,225
  Digene*                                48,800         1,222
  Discovery Laboratories (B)*            90,600           716
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Dov Pharmaceutical (B)*                38,400   $       603
  Dyax*                                 115,400           916
  Encysive Pharmaceuticals*             236,000         1,864
  Epix Medical*                          76,800         1,524
  Exact Sciences*                        40,900           196
  Exelixis*                             151,718         1,183
  Gen-Probe*                             31,900         1,152
  Genencor International*                59,300           946
  Genta (B)*                            339,600           886
  Guilford Pharmaceuticals (B)*          81,300           432
  Hanger Orthopedic Group (B)*           50,450           275
  Health Net*                            92,900         2,410
  Healthsouth (B)*                      196,500         1,069
  Human Genome Sciences*                131,300         1,414
  Icoria (B)*                           519,003           254
  Immucor*                              104,250         2,132
  Impax Laboratories*                    27,600           395
  Incyte (B)*                           240,400         1,642
  Isis Pharmaceuticals*                 314,900         1,889
  Isolagen*                             135,200         1,136
  Kosan Biosciences*                    199,800         1,295
  La Jolla Pharmaceutical*              321,300         1,102
  LifePoint Hospitals*                   24,800           716
  Ligand Pharmaceuticals, Cl B*          58,100           571
  Martek Biosciences (B)*                50,015         2,671
  Medarex (B)*                          372,900         2,122
  Medcath*                               78,800         1,238
  Medicines*                             35,600           900
  Medicis Pharmaceutical, Cl A (B)       89,900         3,292
  Merit Medical Systems*                 49,300           844
  Mettler Toledo International*          32,330         1,488
  MGI Pharma*                            64,300         1,494
  Myriad Genetics*                       40,400           656
  Nabi Biopharmaceuticals*              111,900         1,307
  National Dentex*                       65,860         1,782
  NDCHealth                              36,660           503
  Nektar Therapeutics (B)*              303,500         3,867
  NitroMed (B)*                          41,600           767
  North American Scientific*            137,100         1,013
  NuVasive*                              24,900           236
  Nuvelo*                                46,200           412
  Ocular Sciences*                       35,900         1,565
  Odyssey HealthCare*                    37,800           670
  OraSure Technologies*                 108,000           677
  Orthologic*                           167,000         1,186
  Owens & Minor                          38,170           935
  Pacificare Health Systems (B)*         58,700         1,914
  Pain Therapeutics (B)*                178,400         1,249
  Par Pharmaceutical*                    17,500           718
  Parexel International*                 38,600           743
  Pharmaceutical Product
  Development*                           31,600         1,073
  Pharmacopeia Drug Discovery*           67,550           355
  PolyMedica                             63,400         1,928
  Pozen*                                114,900           995
  Prime Medical Services*                91,500           668
  Protein Design Labs*                  139,800         2,563
  Res-Care*                             113,820         1,204
  Rotech Healthcare*                     40,500           840
  Salix Pharmaceuticals*                 51,450         1,203
  Select Medical                         75,100           997
  SFBC International (B)*                43,305         1,169
  Sola International*                   121,300         2,341
  SonoSite*                              52,000         1,255
  Sybron Dental Specialties*            131,660         3,671
  Symbion*                               36,700           593
  Taro Pharmaceuticals Industries*       11,800           245

----------------------------------------------------------------
                                                  Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Telik*                                128,421   $     2,432
  Third Wave Technologies*              352,000         1,774
  Transgenomic*                         144,900           161
  Transkaryotic Therapies (B)*           74,400         1,172
  Triad Hospitals (B)*                   25,380           807
  United Therapeutics (B)*               51,400         1,527
  Vasogen*                               33,700           152
  Viropharma (B)*                        70,300           151
                                                  ------------
                                                      148,543
                                                  ------------
INDUSTRIALS -- 13.9%
  Active Power*                          80,300           234
  Acuity Brands                          43,400           999
  Advisory Board*                        79,400         2,546
  AGCO (B)*                              78,100         1,561
  Albany International, Cl A             28,200           822
  Allete                                 45,300         1,226
  Alliant Techsystems*                   21,800         1,263
  AO Smith                               83,210         2,032
  Applied Industrial Technologies        75,300         2,250
  aQuantive*                            242,100         2,097
  Arkansas Best                          14,700           506
  Armor Holdings*                        35,900         1,273
  Artesyn Technologies*                  20,800           177
  Banta                                 103,640         4,012
  BearingPoint*                         312,300         2,520
  Blount International*                 183,480         1,991
  Briggs & Stratton                      54,700         4,108
  Brink's                                64,800         1,866
  Bucyrus International, Cl A*           48,600         1,285
  Calgon Carbon                         129,700           888
  Cascade                                46,700         1,205
  CellStar*                             113,600           546
  Charles River Associates (B)*          79,000         2,382
  Chicago Bridge & Iron (NY Shares)      53,400         1,583
  CIRCOR International                   53,780           971
  CNH Global                             74,540         1,295
  Coinstar (B)*                          24,800           489
  Consolidated Graphics*                 40,100         1,638
  Corinthian Colleges*                   75,000           853
  Corporate Executive Board              57,696         3,396
  CoStar Group*                          27,800         1,176
  Courier                                29,240         1,178
  CPI Aerostructures*                    79,030           758
  DiamondCluster International*          82,400           948
  DRS Technologies*                      38,000         1,382
  Duratek*                              125,770         1,868
  EDO                                    56,900         1,490
  Education Management*                  33,100           962
  EMCOR Group*                           24,800         1,007
  Engineered Support Systems             33,000         1,426
  FLYi (B)*                             150,000           696
  FTI Consulting (B)*                    46,100           824
  General Cable (B)*                    110,800         1,167
  General Maritime (B)*                  61,980         1,691
  Genessee & Wyoming, Cl A*              15,300           342
  Genlyte Group*                         22,100         1,320
  Gevity HR                              54,000           963
  Global Power Equipment Group*          30,500           216
  GrafTech International*                30,900           329
  Griffon (B)*                           75,120         1,504
  Harsco                                 56,000         2,513
  Heartland Express                      39,000           684
  Herley Industries*                     33,900           623
  IKON Office Solutions                 177,300         2,000
  Insituform Technologies, Cl A*        122,190         2,174
  Integrated Alarm Services Group (B)*    6,700            27
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Integrated Electrical Services*       204,000   $       983
  Intermagnetics General*                44,775         1,029
  Intersections*                         59,600           756
  iPayment*                              62,630         2,205
  Iron Mountain*                         48,150         1,484
  John H. Harland                        32,900           967
  Joy Global                             77,855         2,360
  Kadant*                                30,260           571
  Kansas City Southern*                 123,190         1,848
  Kaydon                                 64,290         1,830
  Kennametal                             29,900         1,223
  Kirby*                                 60,700         2,157
  Knight Transportation*                 95,550         1,900
  Labor Ready (B)*                       76,000           942
  Laidlaw International*                100,600         1,579
  Laureate Education*                    77,000         2,633
  Learning Tree International*           32,600           421
  Lennox International                   91,500         1,488
  LSI Industries                         73,963           706
  Magellan Health Services*              42,800         1,501
  Manitowoc                              37,100         1,230
  Mcgrath Rentcorp*                       2,900            99
  Medical Staffing Network Holdings(B)* 107,400           708
  Milacron (B)                          143,800           489
  MKS Instruments*                       19,100           257
  Moog, Cl A*                            35,152         1,250
  Mueller Industries                     42,200         1,658
  Navigant Consulting*                   38,500           738
  Navistar International (B)*            41,200         1,474
  Orbital Sciences (B)*                  61,400           655
  Pall                                   73,200         1,783
  PRG-Schultz International*            138,190           784
  Princeton Review*                      99,600           706
  Quality Distribution*                 121,100           750
  Quanta Services (B)*                  221,100         1,419
  Regal-Beloit                           78,030         1,721
  Ritchie Brothers Auctioneers           46,000         1,285
  Robbins & Myers                        69,080         1,319
  Rofin-Sinar Technologies*             102,195         2,872
  Ryder System                          107,300         4,701
  School Specialty*                      71,710         2,542
  SCS Transportation*                    16,410           305
  Service International*                186,300         1,120
  Simpson Manufacturing                  49,100         2,774
  Source Interlink*                      82,490           723
  Sourcecorp*                            63,900         1,415
  Standard Register                      21,410           224
  Stewart Enterprises, Cl A*            268,900         1,831
  Strayer Education                      39,600         4,118
  Surebeam, Cl A (B)*                   513,125             8
  Sypris Solutions                       81,500         1,014
  Tecumseh Products, Cl A                18,800           774
  Teledyne Technologies*                 70,300         1,698
  Terex*                                 35,500         1,283
  Tetra Tech*                            85,780         1,524
  Thomas Industries                       5,200           160
  Timken                                 61,300         1,425
  Toro                                   24,700         1,610
  Unifirst                               39,900         1,146
  United Industrial                      34,800         1,046
  United Rentals (B)*                   175,500         2,578
  United Stationers (B)*                 15,500           638
  Universal Display (B)*                 29,400           256
  Universal Forest Products              88,400         2,642
  URS*                                   55,200         1,363
  USF                                   115,400         3,954

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Valmont Industries                     38,800   $       766
  Ventiv Health*                         62,410           941
  Wabash National*                       41,505         1,101
  Walter Industries                      85,500         1,269
  Washington Group International*        79,800         2,807
  Watson Wyatt Holdings                  62,700         1,580
  Westinghouse Air Brake Technologies    68,400         1,170
  Woodward Governor                      29,300         1,723
  Yellow Roadway*                        17,300           710
  York International                     47,800         1,556
                                                  ------------
                                                      183,557
                                                  ------------
INFORMATION TECHNOLOGY -- 15.9%
  1-800 Contacts (B)*                   120,300         1,695
  Adaptec*                              168,600         1,177
  Aeroflex*                             107,300         1,082
  Agile Software*                       211,600         1,612
  Akamai Technologies (B)*              101,600         1,367
  Alliance Semiconductor*                86,400           330
  Anixter International*                 15,710           554
  Ansys*                                 17,615           794
  Arris Group*                          238,700         1,089
  Ascential Software*                   111,300         1,442
  Ask Jeeves (B)*                       134,450         3,485
  Asyst Technologies*                   201,300           918
  ATMI (B)*                             110,759         2,087
  Avnet*                                 40,050           636
  Avocent*                               23,600           673
  BakBone Software*                     390,500           391
  BEI Technologies                       36,725         1,022
  Belden CDT (B)*                        44,610           894
  BISYS Group*                          163,500         2,322
  Black Box                              11,400           413
  Blackbaud (B)*                         82,200           871
  Blackboard (B)*                        31,700           638
  Borland Software*                     169,200         1,376
  Brooks Automation*                    216,800         2,695
  Cabot Microelectronics (B)*            23,400           781
  California Micro Devices*              68,095           365
  CCC Information Services Group*        32,600           562
  Checkpoint Systems*                    90,500         1,367
  Cognex                                 53,864         1,442
  Coherent*                              57,030         1,450
  Concur Technologies*                   65,400           687
  Corillian*                            737,300         3,318
  Credence Systems*                     500,220         3,336
  CSG Systems International*             55,800           807
  Cymer*                                140,400         3,752
  Cypress Semiconductor*                 55,500           542
  Digi International*                    82,050           923
  Digimarc (B)*                         299,300         2,574
  Digital Insight (B)*                  133,400         1,996
  DigitalNet Holdings*                   52,000         1,131
  Digitas*                              173,000         1,237
  DoubleClick (B)*                      139,800           734
  Dupont Photomasks (B)*                 92,080         1,438
  E.piphany*                             97,800           384
  Earthlink*                            168,300         1,685
  Electroglas (B)*                       50,900           128
  eResearch Technology*                  65,400         1,315
  Exar*                                 106,700         1,471
  F5 Networks*                           52,285         1,285
  Fairchild Semiconductor International*107,600         1,327
  FEI (B)*                              175,700         3,337
  Genesis Microchip (B)*                248,100         2,967
  Global Payments                        29,300         1,300
  Harmonic*                             105,100           623
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Harris (B)                              8,500   $       409
  Homestore (B)*                        586,300         1,278
  Hutchinson Technology (B)*             93,200         2,267
  Hyperion Solutions (B)*                19,100           698
  Immersion*                            377,948         2,275
  InFocus*                               46,200           395
  Ingram Micro, Cl A*                    71,800         1,064
  Integrated Circuit Systems*            23,000           506
  International Rectifier (B)*           50,200         1,650
  Internet Security Systems*             88,400         1,272
  Interwoven*                            92,525           702
  Iomega                                238,800         1,036
  Itron*                                 96,000         1,792
  iVillage*                             213,600         1,241
  Jack Henry & Associates               120,100         2,175
  JDA Software Group*                   120,000         1,186
  Jupitermedia*                         119,715         1,720
  Kanbay International*                  92,000         1,832
  Keynote Systems*                       69,500           935
  KFX (B)*                              160,500         1,091
  Komag*                                 99,300         1,114
  Kulicke & Soffa Industries (B)*       221,288         1,213
  Lattice Semiconductor*                941,500         4,293
  Leadis Technology*                     65,800           659
  Lionbridge Technologies*              227,200         1,811
  LivePerson*                           123,400           333
  Macrovision*                           98,500         2,330
  Magma Design Automation (B)*           38,400           634
  Manhattan Associates*                  63,900         1,491
  Matrixone*                            239,700         1,122
  MAXIMUS*                               38,800         1,129
  Maxtor*                               205,400           863
  Mentor Graphics*                       65,400           716
  Mercury Computer Systems*              54,500         1,473
  Methode Electronics                   167,550         2,208
  Micromuse*                            239,900           952
  Motive*                                42,600           436
  MPS Group*                            134,600         1,202
  MRV Communications (B)*               274,700           610
  MSC.Software (B)*                      26,800           195
  Mykrolis*                             138,300         1,221
  Netegrity*                            147,200           894
  NIC*                                   25,100           136
  Nvidia*                                24,700           308
  O2Micro International*                254,300         2,444
  Onyx Software*                         89,700           336
  Open Solutions*                        56,100         1,294
  OSI Systems (B)*                      100,600         1,465
  Packeteer*                             68,800           690
  Parametric Technology*                184,070           896
  Pec Solutions*                         25,700           271
  Pegasus Solutions*                     50,300           630
  Performance Technologies*              77,110           462
  PerkinElmer                           179,600         3,139
  Photronics*                            52,500           753
  Pinnacle Systems*                     478,400         1,789
  Pixelworks*                           448,300         4,680
  PLX Technology*                       127,600           801
  Polycom*                              344,900         6,736
  Pomeroy IT Solutions                  106,830         1,388
  Power Integrations*                    65,600         1,317
  ProQuest*                              48,900         1,188
  Quantum*                              451,000         1,060
  Radisys*                               88,800         1,030
  RADWARE*                               36,800           690
  Remec (B)*                            262,300         1,361
  Richardson Electronics                 95,540           796
----------------------------------------------------------------
                                                  Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Rogers*                                21,040   $       976
  Roxio (B)*                             48,100           167
  Rudolph Technologies*                 217,800         3,528
  Sapient*                               16,200           122
  ScanSoft (B)*                         233,400           997
  Scansource*                            16,795         1,008
  Scientific Games, Cl A*                46,000           783
  Secure Computing*                     143,500         1,013
  Semtech*                               58,300         1,055
  Sierra Wireless Inc*                   45,875           812
  Sigmatel*                              59,100           992
  Silicon Storage Technology*           154,000           889
  SimpleTech*                           378,100         1,433
  Sina (B)*                              32,500           677
  Sipex*                                124,400           593
  Skyworks Solutions*                   460,700         3,838
  Sonus Networks*                       141,600           745
  SS&C Technologies                      66,200         1,087
  STATS ChipPAC ADR (B)*                159,123         1,015
  Storage Technology*                    59,600         1,445
  Stratasys (B)*                         96,800         2,413
  SupportSoft*                           35,400           358
  Sybase (B)*                           188,140         2,508
  SYKES Enterprises*                    134,600           611
  Synaptics*                            111,180         2,042
  Synopsys*                              44,600           712
  Tessera Technologies*                  67,800         1,321
  TIBCO Software*                       294,500         1,861
  TradeStation Group*                   130,900           825
  Trident Microsystems*                  10,000           136
  Triquint Semiconductor*               462,300         1,757
  Trizetto Group*                       101,600           627
  TTM Technologies*                     140,400         1,324
  Ultra Clean Holdings*                 125,000           650
  Ultratech*                             19,200           306
  Unisys*                               104,700         1,051
  United Online*                         59,500           570
  Utstarcom (B)*                         52,000           804
  Varian*                                40,800         1,604
  Verint Systems*                        32,510         1,000
  Wavecom ADR*                           88,400           328
  webMethods*                           229,400           938
                                                  ------------
                                                      208,831
                                                  ------------
MATERIALS -- 4.5%
  Airgas                                 57,900         1,288
  Albemarle                             115,500         3,842
  Aptargroup                             48,440         2,201
  Arch Coal                              40,700         1,312
  Caraustar Industries*                  28,800           457
  Carpenter Technology                   20,305           899
  Cleveland-Cliffs*                      11,800           788
  Constar International*                 62,100           333
  Crown Holdings*                       236,300         2,292
  Cytec Industries                      111,000         5,355
  Encore Acquisition*                    29,500           823
  Faro Technologies*                     48,355           995
  Ferro                                  62,600         1,286
  Georgia Gulf                           54,240         2,058
  H.B. Fuller                            35,900           945
  Headwaters (B)*                        68,100         2,085
  Hercules (B)*                         102,900         1,412
  IMC Global (B)                         57,300           913
  Jacuzzi Brands*                       410,800         3,574
  KCS Energy*                             1,900            24
  Massey Energy                          86,100         2,369
  NewMarket*                             33,360           690
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                                                   Market Value
Description                        Shares         ($ Thousands)
----------------------------------------------------------------
  Northgate Minerals*                   847,500   $     1,500
  Olin                                   51,360           867
  OM Group*                              23,900           814
  Packaging Corporation of America       43,400           994
  Quanex (B)                             53,900         2,484
  Roanoke Electric Steel                 13,200           182
  Rock-Tenn, Cl A                        71,600         1,031
  Schweitzer-Mauduit International       94,858         2,885
  Silgan Holdings                        73,200         3,276
  Steel Dynamics                        141,100         4,425
  Symyx Technologies*                   108,100         2,048
  Wheeling-Pittsburgh (B)*              120,200         3,214
                                                  ------------
                                                       59,661
                                                  ------------
TELECOMMUNICATION SERVICES -- 0.5%
  Alvarion*                             100,800         1,131
  Aspect Communications*                 90,000           770
  AudioCodes (B)*                       103,275         1,170
  Boston Communications Group*           57,200           449
  General Communication, Cl A*          105,008           901
  IDT*                                   18,800           275
  IDT, Cl B*                             28,400           427
  Newport*                               48,200           603
  Talk America Holdings (B)*             55,500           320
                                                  ------------
                                                        6,046
                                                  ------------
UTILITIES -- 2.2%
  AGL Resources                         108,370         3,304
  Aquila (B)                             71,500           211
  Avista                                106,200         1,899
  Black Hills                            42,300         1,178
  Cascade Natural Gas                    31,820           663
  CMS Energy*                            75,100           721
  El Paso Electric*                      73,500         1,127
  Energen                                30,600         1,452
  Idacorp                                38,640         1,125
  NUI (B)                                73,500           983
  Oneok                                  98,200         2,314
  Pico Holdings*                         72,158         1,255
  PNM Resources                         243,550         5,205
  UGI                                    87,300         2,982
  UIL Holdings                           44,400         2,179
  Westar Energy                          81,600         1,714
  Wisconsin Energy                       36,850         1,207
                                                  ------------
                                                       29,519
                                                  ------------
Total Common Stock
  (Cost $1,178,964) ($ Thousands)                   1,182,390
                                                  ------------

EXCHANGE TRADED FUND  -- 6.3%
  iShares Russell 2000 Index Fund (B)   731,370        80,019
  Midcap SPDR Trust Series 1 (B)          9,300           986
  Nasdaq-100 Index Tracking Stock (B)*   35,300         1,201
Total Exchange Traded Fund
  (Cost $82,267) ($ Thousands)                         82,206
                                                  ------------
                                        Number of
                                        Warrants

WARRANTS  -- 0.0%
  Theglobe.com, Expires 05/05/09
  (E)(F)*                               450,000           147
  Washington Mutual (D)*                279,535            37
                                                  ------------
Total Warrants
  (Cost $262)($ Thousands)                                184
                                                  ------------
----------------------------------------------------------------
                                   Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
                                 Number of Rights

RIGHTS  -- 0.0%
  Bank United (I)*                       27,200   $         2
                                                  ------------
Total Rights
  (Cost $5) ($ Thousands)                                   2
                                                  ------------

CORPORATE OBLIGATIONS (C)(H)  -- 7.2%
FINANCIALS -- 7.0%
  AllState Life Global Funding
    1.590%, 08/15/05                    $ 1,351         1,351
  Belford Funding
    1.600%, 02/02/05                      5,403         5,403
  Blue Heron Funding
    1.645%, 02/23/05                      5,403         5,403
    1.640%, 03/18/05                      2,432         2,432
  Bradford & Bingley
    1.729%, 01/07/05                      3,404         3,402
  CCN Bluegrass
    1.680%, 08/18/05                      4,053         4,053
  CIT Group
    1.390%, 12/01/04                      3,242         3,242
  Commodore
    1.569%, 12/12/38                      1,621         1,621
  Countrywide Home Loans
    1.850%, 08/26/05                      1,621         1,621
    1.830%, 02/23/05                      1,567         1,567
    1.820%, 05/20/05                      1,081         1,081
    1.684%, 09/24/04                      1,891         1,891
    1.659%, 06/23/05                      2,161         2,161
  Davis Square Funding
    1.570%, 04/06/05                      2,702         2,702
    1.570%, 05/06/05                      2,702         2,702
  Drivetime Auto Owner Trust
    1.740%, 07/15/05                      1,272         1,272
  Duke Funding
    1.650%, 04/08/05                      2,702         2,702
  Harrier Finance Funding
    1.597%, 06/15/05                      4,701         4,699
  Irish Life & Permanent
    1.649%, 09/21/05                      5,025         5,024
  Lakeside Funding
    1.619%, 09/08/04                      5,743         5,743
  Liberty Light US Capital
    1.575%, 01/14/05                      2,702         2,702
    1.562%, 02/09/05                      2,702         2,701
  Morgan Stanley
    1.514%, 09/02/05                      1,081         1,081
  Orchid Structured Finance
    1.820%, 11/18/04                      3,528         3,528
  Pacific Life Global Funding
    1.590%, 09/13/05                      4,053         4,053
  Paragon Mortgages
    1.620%, 09/15/04                      2,114         2,114
  Saturn Ventures
    1.644%, 02/07/05                      2,702         2,702
  Sigma Finance
    1.491%, 01/04/05                      3,242         3,242
    1.472%, 11/01/04                      1,621         1,621
  Washington Mutual Bank
    1.730%, 08/18/05                      5,403         5,403
  White Pine Finance
    1.575%, 03/11/05                      1,351         1,350
-------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

----------------------------------------------------------------
                               Shares/Face Amount   Market Value
 Description                   ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
    Whitehawk CDO Funding
    1.741%, 06/15/05                    $ 1,351        $1,351
                                                  ------------
                                                       91,920
                                                  ------------
INDUSTRIALS -- 0.2%
  Caterpillar
    1.701%, 07/11/05                      2,702         2,702
                                                  ------------
Total Corporate Obligations
  (Cost $94,622) ($ Thousands)                         94,622
                                                  ------------

COMMERCIAL PAPER (C)(G) -- 3.3%
FINANCIALS -- 3.3%
  Atlantis One Funding
    1.313%, 11/02/04                      2,702         2,696
  AJAX Bambino Funding
    1.621%, 09/17/04                      2,702         2,700
  Bradford & Bingley
    1.180%, 09/10/04                      2,702         2,701
  Broadhead Funding
    1.621%, 09/13/04                      2,702         2,700
  CIT Group
    1.213%, 11/22/04                      1,945         1,940
    1.182%, 10/25/04                      1,470         1,467
  CRE-8 Funding
    1.660%, 09/01/04                      3,242         3,242
  Golden Fish
    1.657%, 09/24/04                      1,081         1,079
    1.652%, 09/21/04                      1,580         1,578
    1.631%, 09/16/04                      1,195         1,194
    1.631%, 09/14/04                      2,165         2,164
    1.631%, 09/15/04                      2,197         2,164
  Harrier Finance Funding
    1.888%, 11/22/04                         23            23
  Harwood
    1.611%, 09/15/04                        827           826
  Main Street Warehouse
    1.621%, 09/15/04                      5,463         5,459
  TMC
    1.642%, 09/21/04                      1,351         1,350
    1.641%, 09/15/04                      3,899         3,897
    1.641%, 09/13/04                      2,702         2,700
  Tannehill Capital
    1.302%, 10/06/04                      3,422         3,418
                                                  ------------
Total Commercial Paper
  (Cost $43,298) ($ Thousands)                         43,298
                                                  ------------

CASH EQUIVALENTS  -- 3.7%
  AIM Investco Treasurer's Money
  Market Reserve Fund (C)             1,350,870         1,351
  Bear Stearns Master Notes (C)       5,403,478         5,403
  First Union Cash Management
  Program                             1,684,084         1,684
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A++            37,924,215        37,924
   National City Bank of Indiana
   Time Deposit (C)                   3,242,087         3,242
                                                  ------------
Total Cash Equivalents
  (Cost $49,604) ($ Thousands)                         49,604
                                                  ------------
----------------------------------------------------------------
                                   Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
    1.740%, 02/24/05                    $ 2,500        $2,478
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $2,479) ($ Thousands)                           2,478
                                                  ------------

REPURCHASE AGREEMENTS (C)  -- 2.6%
Barclays 1.580%, dated 08/31/04,
  to be repurchased on 09/01/04,
  repurchase price $27,557,272
  (collateralized by U.S.
  Government Agency obligations,
  total market value: $28,107,316)       27,556        27,556
Deutsche Bank 1.580%, dated 08/31/04,
  to be repurchased on 09/01/04,
  repurchase price $1,134,780
  (collateralized by U.S. Government
  Agency obligations, total market
  value: $1,157,462)                      1,135         1,135
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price $3,026,080
  (collateralized by U.S. Government
  Agency obligations, total market
  value: $3,086,615)                      3,026         3,026
UBS Paine Webber 1.580%, dated 08/31/04,
  to be repurchased on 09/01/04,
  repurchase price $2,701,858
  (collateralized by U.S. Government
  Agency obligations, total market
  value: 2,755,785)                       2,072         2,702
                                                  ------------
Total Repurchase Agreements
  (Cost $34,419) ($ Thousands)                         34,419
                                                  ------------

Total Investments -- 113.1%
  (Cost $1,485,920) ($ Thousands)(1)               $1,489,203
                                                  ============
Percentages based on Net Assets of $1,316,408,134
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $175,095,614.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $182,334,956.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2004 was $147,295.
(F) Securities considered illiquid. The total value of such securities as of August 31, 2004 was $147,295.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.

-------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
August 31, 2004

(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $1,485,920, and the unrealized appreciation and depreciation were (000) $158,348 and $(155,065), respectively.
ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipts
Amounts designated as "--" are zero or have been rounded to zero.

The Fund had the following long futures contracts open as of August 31, 2004:

---------------- ---------- -------------- ---------- ---------------
Contract         Number of  Contract                  Unrealized
Description      Contracts  Value                     Gain
                            ($ Thousands)  Expiration ($ Thousands)
---------------- ---------- -------------- ---------- ---------------
Russell 2000
Index E-Mini           499       $ 27,350  09/17/04            $707
---------------- ---------- -------------- ---------- ---------------




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




-------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 96.9%
CONSUMER DISCRETIONARY -- 15.9%
  Abercrombie & Fitch, Cl A               5,900   $       165
  America's Car Mart*                    23,453           752
  American Axle & Manufacturing
  Holdings                                7,300           247
  American Eagle Outfitters*             23,500           783
  American Greetings, Cl A (B)*          14,400           347
  Ameristar Casinos                       3,900           106
  AnnTaylor Stores*                      33,050           799
  Arctic Cat                             13,900           363
  Argosy Gaming*                          5,900           197
  Autoliv (B)                            39,600         1,673
  Autonation (B)*                        29,500           485
  Barnes & Noble (B)*                    20,100           695
  Black & Decker (B)                     13,300           917
  Bluegreen*                              6,900            81
  Borders Group                          35,800           856
  BorgWarner                             18,000           805
  Brookstone*                             2,250            35
  Brown Shoe                              7,600           202
  Brunswick                              38,300         1,506
  Cache*                                 29,650           399
  Cato, Cl A                             24,700           522
  CEC Entertainment*                      6,650           224
  Charming Shoppes*                     120,385           826
  Cheesecake Factory (B)*                32,700         1,353
  Chico's FAS (B)*                       10,327           422
  Claire's Stores                        18,400           448
  Coach*                                 38,300         1,614
  Columbia Sportswear*                   13,500           736
  Cooper Tire & Rubber                   25,800           584
  Cost Plus*                             22,800           781
  Cumulus Media, Cl A*                   42,600           643
  Dana                                   23,000           434
  Design Within Reach (B)*               11,800           189
  Dick's Sporting Goods*                 10,097           327
  Dillard's, Cl A                        30,000           570
  Dollar Thrifty Automotive Group*       21,600           523
  Eagle Materials                         9,733           611
  Electronics Boutique Holdings*         16,500           504
  Fairmont Hotels & Resorts              22,400           605
  Fleetwood Enterprises*                 59,800           764
  Four Seasons Hotels                    14,900           854
  GameStop, Cl A*                        29,500           494
  Gentex                                 26,900           924
  Getty Images*                          18,900         1,048
  Gildan Activewear, Cl A*               16,500           455
  Gray Television                        44,871           617
  Group 1 Automotive*                    13,800           379
  Handleman                             100,100         2,112
  Harman International Industries         9,200           890
  Hasbro                                 34,700           643
  Hearst-Argyle Television                4,400           107
  Insight Communications, Cl A*           5,400            48
  Insight Enterprises*                   26,945           431
  Jack in the Box*                       32,700           923
  Jarden*                                31,900           966
  Journal Communications, Cl A            6,600           111
  K2*                                    52,600           696
  KB Home                                10,600           729
  Kerzner International*                 32,810         1,464
  Lear                                    7,100           383
  Lin TV, Cl A*                          18,500           373
  Lions Gate Entertainment*             108,424           720
  Lone Star Steakhouse & Saloon          31,394           728

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  M/I Homes                              12,800   $       500
  Mandalay Resort Group                   9,400           638
  Maytag                                 24,200           490
  Media General, Cl A                     4,195           244
  Mediacom Communications, Cl A*         63,100           394
  Monaco Coach                            2,100            45
  Movie Gallery                           5,900           106
  MSC Industrial Direct, Cl A            23,500           730
  MTR Gaming Group*                      54,500           511
  Multimedia Games (B)*                  63,700           920
  Nexstar Broadcasting Group, Cl A*      23,400           191
  Noble International                     1,800            37
  NVR*                                    1,400           703
  O'Reilly Automotive*                   10,000           394
  Orbitz*                                14,300           265
  Orleans Homebuilders*                  12,100           265
  Pacific Sunwear of California          53,800         1,031
  Papa John's International (B)*          2,000            57
  Parkervision (B)*                      22,900           103
  PDI*                                    1,400            34
  Penn National Gaming*                  10,365           403
  Petsmart (B)                           42,800         1,201
  PF Chang's China Bistro (B)*           26,100         1,094
  Phillips-Van Heusen                    17,430           351
  Pinnacle Entertainment*                81,372         1,009
  Polo Ralph Lauren                      49,100         1,794
  PTEK Holdings*                         47,300           405
  RC2*                                    2,100            66
  Reader's Digest Association (B)        14,000           199
  Reebok International                   15,973           543
  Regis                                  37,500         1,535
  Rent-A-Center*                         13,000           391
  Royal Caribbean Cruises                17,900           739
  Ryland Group (B)                       13,000         1,146
  Saks                                   41,400           492
  ShopKo Stores (B)*                     13,500           228
  Sonic*                                 34,700           776
  Stage Stores*                           7,300           233
  Standard Motor Products                30,200           432
  Standard-Pacific                        9,000           454
  Stanley Works                          17,600           761
  Starwood Hotels & Resorts Worldwide    26,000         1,149
  Theglobe.com*                         170,000            70
  Thomas Nelson                           5,000            95
  Timberland, Cl A*                       7,100           397
  Tupperware                             14,600           249
  United Auto Group                       6,400           155
  UnitedGlobalCom, Cl A*                 61,322           417
  Urban Outfitters*                      11,600           352
  Value Line                              6,900           260
  Warnaco Group*                         22,580           455
  Westwood One*                          10,400           233
  Whirlpool                               7,400           452
  Williams-Sonoma (B)*                   62,200         2,176
  WMS Industries (B)*                    19,000           384
  Wynn Resorts (B)*                      19,500           753
  XM Satellite Radio Holdings, Cl A (B)* 32,000           879
  Yankee Candle*                         17,600           477
  Zale*                                  56,200         1,440
                                                  ------------
                                                       72,491
                                                  ------------
CONSUMER STAPLES -- 2.8%
  Adolph Coors, Cl B                     12,900           884
  BJ's Wholesale Club (B)*               50,200         1,271
  Bunge                                  12,400           495
  Chattem*                                2,800            85
  Chiquita Brands International*            600            11
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Constellation Brands, Cl A*             8,900   $       327
  Corn Products International (B)        16,900           780
  Del Monte Foods*                       60,600           639
  Energizer Holdings*                    29,200         1,207
  Great Atlantic & Pacific Tea*          20,700           134
  Interstate Bakeries (B)                14,200            73
  JM Smucker                              7,500           345
  Lance                                   1,800            27
  Longs Drug Stores                      49,471         1,201
  McCormick & Schmick's Seafood
  Restaurants*                           42,030           525
  Nash Finch                              2,400            71
  NBTY*                                  21,100           505
  PepsiAmericas                          32,400           643
  Pilgrim's Pride                        23,200           590
  Ralcorp Holdings*                      28,300         1,031
  Ruddick                                 3,500            67
  Sanderson Farms                         6,100           209
  Supervalu                              29,100           767
  Tyson Foods, Cl A                      44,100           727
                                                  ------------
                                                       12,614
                                                  ------------
ENERGY -- 3.9%
  Ashland                                19,100           982
  BJ Services*                           21,319         1,024
  Cabot Oil & Gas                        12,900           521
  Cal Dive International*                 7,800           233
  CARBO Ceramics                          4,600           296
  Chesapeake Energy                      22,000           311
  Denbury Resources*                     23,000           504
  EOG Resources                          16,100           930
  Forest Oil (B)*                        13,900           362
  Lone Star Technologies*                10,700           329
  Magnum Hunter Resources (B)*          169,835         1,731
  National-Oilwell (B)*                  20,897           625
  Oil States International*               4,200            68
  Overseas Shipholding Group              4,700           202
  Patina Oil & Gas                       10,200           273
  Patterson-UTI Energy (B)               26,900           466
  Penn Virginia                          13,100           451
  Petroleum Development*                    600            19
  Plains Exploration & Production*       24,327           472
  Pride International*                   12,000           220
  Smith International (B)*                6,100           348
  Spinnaker Exploration*                 16,203           553
  Stone Energy*                          17,100           711
  Sunoco (B)                             20,700         1,273
  Swift Energy*                          47,400           965
  Syntroleum*                            55,100           279
  Talisman Energy                        27,900           638
  Tesoro Petroleum*                      41,400           980
  Unit*                                  19,866           624
  Veritas DGC*                           17,100           401
  Vintage Petroleum                      26,900           441
  Weatherford International*             13,061           605
                                                  ------------
                                                       17,837
                                                  ------------
FINANCIALS -- 23.2%
  A.G. Edwards                            2,000            70
  Acadia Realty Trust+                   32,500           476
  Accredited Home Lenders*               16,600           660
  ACE Cash Express*                       4,300           118
  Advanta, Cl B                          39,779           935
  Affiliated Managers Group*             13,292           652
  Allmerica Financial*                   47,100         1,366
  AMB Property+                          34,900         1,304

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Amcore Financial                       30,302   $       852
  American Financial Group               20,100           592
  American Home Mortgage
  Investment+                            25,900           705
  AmerUs Group (B)                       30,426         1,213
  Anthracite Capital +                   10,500           121
  Apartment Investment &
  Management, Cl A+                      19,900           706
  Archstone-Smith Trust+                 29,100           909
  Ashford Hospitality Trust+*            72,280           622
  Associated Banc-Corp                    8,400           263
  Astoria Financial                      22,600           821
  AvalonBay Communities+                 18,800         1,136
  Bank of Hawaii                         27,000         1,282
  Banknorth Group                        41,100         1,396
  Bedford Property Investors +            1,900            59
  Brandywine Realty Trust+               39,877         1,180
  Camden Property Trust+ (B)             20,200           951
  Capital Crossing Bank*                  1,400            33
  CapitalSource (B)*                     34,450           702
  Chemical Financial                     18,974           651
  City Holding                           19,874           623
  City National                          22,800         1,504
  Colonial BancGroup                     30,700           620
  Colonial Properties Trust+              3,800           154
  Columbia Banking System                 1,050            24
  Commerce Bancorp (B)                   11,600           609
  Commerce Bancshares (B)                13,600           657
  Commercial Capital Bancorp*             1,800            39
  Commercial Federal                     43,146         1,177
  Community Bank System                  13,200           337
  CompuCredit*                           20,900           393
  Corporate Office Properties
  Trust+                                 65,591         1,735
  Corus Bankshares                          800            34
  CRT Properties+                         2,800            63
  Cullen/Frost Bankers                   20,600           927
  Delphi Financial Group, Cl A           14,388           566
  Developers Diversified Realty+ (B)     17,700           667
  Dime Community Bancshares              43,039           716
  Doral Financial                        17,100           695
  Downey Financial                       13,600           733
  E*Trade Financial*                    264,400         3,115
  East-West Bancorp (B)                   5,700           207
  Eaton Vance                            12,900           518
  Entertainment Properties Trust+         2,500            93
  Equity Inns+                            5,000            48
  Equity Residential+                    40,900         1,325
  Essex Property Trust+                   6,500           479
  Federal Realty Investment Trust+       27,200         1,234
  FelCor Lodging Trust*                   8,900           104
  Fidelity National Financial            29,700         1,118
  First American                          5,900           171
  First Horizon National                 21,400           973
  First Marblehead*                       8,600           356
  First Potomac Realty Trust             13,795           279
  First Republic Bank                    10,800           484
  FirstFed Financial*                    16,695           761
  FirstMerit                             25,365           668
  Flagstar Bancorp (B)                   16,200           350
  Forest City Enterprises, Cl A          12,087           670
  Fremont General                        15,200           306
  Friedman Billings Ramsey Group,
  Cl A+                                  89,100         1,680
  Gables Residential Trust+              10,100           336
  Glacier Bancorp                         5,800           163
  Greater Bay Bancorp                    39,108         1,113
  HCC Insurance Holdings                 25,800           751

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Hibernia, Cl A                         36,700   $       985
  Highland Hospitality+*                 59,467           670
  Highwoods Properties+                  15,477           381
  Horace Mann Educators                  39,700           674
  Hospitality Properties Trust+ (B)      13,100           550
  Host Marriott+*                        92,100         1,230
  HRPT Properties Trust+                 80,000           862
  Hudson United Bancorp                   3,300           120
  Huntington Bancshares                  41,100         1,014
  IMPAC Mortgage Holdings+               17,400           449
  Independence Community Bank            12,300           483
  IndyMac Bancorp                        41,200         1,421
  Instinet Group*                        83,645           413
  Investment Technology Group*           18,480           254
  Investors Financial Services            7,000           325
  Irwin Financial                        11,600           298
  Jackson Hewitt Tax Service*            50,200           971
  Kansas City Life Insurance             11,000           447
  Kilroy Realty+                          2,200            83
  KNBT Bancorp                           26,000           440
  Knight Trading Group, Cl A*            40,145           364
  LandAmerica Financial Group             5,400           232
  LaSalle Hotel Properties+               3,800           107
  LTC Properties+                         5,500            99
  Macerich+ (B)                          28,200         1,537
  Mack-Cali Realty+                      37,800         1,711
  MAF Bancorp                            12,527           524
  Marlin Business Services*              56,832         1,028
  Medical Properties Trust+*             23,000           230
  Mercury General                         3,700           186
  Meristar Hospitality+*                 99,513           573
  MFA Mortgage Investments+ (B)          41,100           383
  Mid-America Apartment
  Communities+                            2,000            79
  Mills+                                  9,900           504
  MoneyGram International*               27,900           466
  National Health Investors+              2,600            75
  Navigators Group*                      15,185           444
  NCO Group*                              2,200            56
  New Century Financial (B)              27,635         1,482
  New Plan Excel Realty Trust+           18,100           466
  NewAlliance Bancshares                 41,200           564
  Newcastle Investment+                   5,800           176
  Novastar Financial+ (B)                12,600           507
  Ocwen Financial (B)*                   12,500           113
  Odyssey Re Holdings                    20,855           458
  Ohio Casualty*                         33,866           682
  Omega Healthcare Investors+             8,800            90
  One Liberty Properties+                16,800           306
  Online Resources*                     125,593           868
  Oriental Financial Group               26,400           713
  PartnerRe Holdings                     22,900         1,175
  Pennsylvania Real Estate
  Investment Trust+                       4,400           168
  PFF Bancorp                            15,000           554
  Philadelphia Consolidated Holding*      1,300            69
  Piper Jaffray*                         10,340           446
  Platinum Underwriters Holdings         16,410           466
  Popular                                29,800           721
  Post Properties+ (B)                   16,200           492
  Presidential Life                      50,488           886
  Provident Bankshares                   36,277         1,149
  Providian Financial*                   26,100           377
  Public Storage+ (B)                    20,000         1,017
  R & G Financial, Cl B                   3,800           131
  RAIT Investment Trust+                  3,200            86
  Ramco-Gershenson Properties +          14,654           396

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Raymond James Financial                29,165   $       706
  Reckson Associates Realty+             31,700           932
  Regency Centers+                        9,400           432
  Reinsurance Group of America            6,600           263
  RenaissanceRe Holdings                  9,300           448
  RLI                                    14,651           542
  Saxon Capital*                          3,200            80
  Selective Insurance Group               2,100            73
  Senior Housing Properties Trust+       47,700           835
  Shurgard Storage Centers, Cl A+        26,400         1,053
  Signature Bank*                        24,811           660
  Simon Property Group+                  20,500         1,147
  Sky Financial Group                    51,655         1,269
  SL Green Realty+                       28,800         1,440
  Sovereign Bancorp                     111,481         2,437
  Stancorp Financial Group                  900            65
  Sterling Financial*                    21,200           703
  Stewart Information Services           15,200           555
  Summit Properties+                     17,103           465
  Susquehanna Bancshares                 16,278           391
  Taubman Centers+                       18,400           474
  TCF Financial                           2,900           184
  Thornburg Mortgage+                     4,600           134
  TierOne                                14,800           316
  Triad Guaranty*                         5,741           320
  Trizec Properties+                     10,200           172
  Trustmark                              20,265           608
  UICI*                                   8,600           239
  Universal American Financial*          45,959           524
  Urstadt Biddle Properties, Cl A+        3,700            56
  Virginia Commerce Bancorp*             17,800           469
  W Holding                               9,200           163
  Washington Federal                     32,200           829
  Westamerica Bancorporation              5,000           264
  Westcorp                                3,700           152
  Whitney Holding                        15,036           619
  Wilshire Bancorp*                       4,600           151
  Winston Hotels+                         6,500            66
  World Acceptance*                       2,700            60
  Zenith National Insurance              20,200           873
                                                  ------------
                                                      105,745
                                                  ------------
HEALTH CARE -- 12.9%
  Abgenix*                               86,900           865
  Accredo Health*                        42,755           934
  Affymetrix (B)*                         5,100           142
  Albany Molecular Research*              7,500            78
  Align Technology*                       7,600           116
  Alpharma, Cl A                         34,100           466
  AMERIGROUP*                            26,881         1,380
  AmerisourceBergen                      18,200           985
  Amsurg*                                14,750           330
  Amylin Pharmaceuticals (B)*            33,800           669
  Andrx*                                 33,737           680
  Animas*                                32,100           532
  Applera -- Celera Genomics Group*      38,000           409
  Applera--Applied Biosystems Group      10,000           190
  Apria Healthcare Group*                46,800         1,322
  Ariad Pharmaceuticals*                 70,000           333
  Array Biopharma*                       38,000           258
  Atherogenics (B)*                      22,300           374
  Axonyx (B)*                            83,596           355
  Barr Pharmaceuticals*                  42,700         1,677
  Beverly Enterprises*                   61,959           444
  Bio-Rad Laboratories, Cl A*            13,100           659
  Bioenvision*                           81,100           646
  Biosite (B)*                           12,800           606
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Cambrex                                 4,200   $        91
  Cephalon (B)*                          36,600         1,721
  Cerner*                                 3,500           153
  Charles River Laboratories
  International*                          3,400           148
  Chiron (B)*                            23,000           975
  Community Health Systems*              22,800           570
  Conmed*                                12,900           315
  Cooper                                  8,279           480
  Covance*                               11,566           433
  Coventry Health Care (B)*               8,150           414
  CTI Molecular Imaging*                  5,400            51
  Cubist Pharmaceuticals*                54,100           426
  CV Therapeutics (B)*                  127,700         1,638
  Dade Behring Holdings*                 15,403           810
  Dendreon*                              72,600           714
  Dendrite International*                 3,100            40
  Depomed (B)*                           48,500           224
  Diagnostic Products                     2,900           117
  Diamondrock Hospitality, 144a*         29,700           297
  Discovery Laboratories (B)*            32,942           260
  Dov Pharmaceutical (B)*                31,636           497
  Dyax*                                  37,929           301
  Encysive Pharmaceuticals*              75,200           594
  Endo Pharmaceuticals Holdings*          4,900            83
  Endologix*                             85,100           529
  Eon Labs*                               8,400           211
  Exactech*                              29,418           585
  Exelixis*                              22,400           175
  Express Scripts*                        7,900           499
  Fisher Scientific International (B)*   46,400         2,643
  Flamel Technologies ADR*               29,800           518
  Gen-Probe*                              4,000           144
  Genta (B)*                             82,500           215
  GenVec (B)*                           178,445           416
  Human Genome Sciences*                 58,600           631
  Idexx Laboratories*                     2,100           102
  IDX Systems*                           20,600           597
  Immucor*                               42,300           865
  Immunicon*                             49,042           434
  Incyte (B)*                            68,800           470
  Inspire Pharmaceuticals*               24,000           347
  InterMune*                             22,400           231
  Invacare                                3,600           159
  Inverness Medical Innovations (B)*     24,500           379
  Invitrogen (B)*                        13,600           673
  Kensey Nash*                            2,100            60
  Kinetic Concepts*                       6,400           319
  King Pharmaceuticals*                  28,000           349
  Kos Pharmaceuticals*                    3,900           143
  Kosan Biosciences*                     43,600           283
  Laboratory of America Holdings*        16,800           699
  Ligand Pharmaceuticals, Cl B*          78,000           767
  Manor Care                             14,500           445
  Medcath*                               23,300           366
  Medical Action Industries*              1,200            19
  Medicines*                             26,200           662
  Medicis Pharmaceutical, Cl A (B)       57,300         2,098
  MGI Pharma*                            24,000           558
  Millipore (B)*                          3,100           156
  MIM*                                   36,420           236
  MTS Systems                             2,100            46
  NDCHealth                               8,600           118
  Nektar Therapeutics*                   50,469           643
  Neoforma*                               1,200            12
  Neurometrix (B)*                       60,100           477
  Nutraceutical International*            3,500            49

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  NuVasive*                              56,148   $       533
  Orthovita (B)*                        139,865           622
  Par Pharmaceutical*                    13,700           562
  Parexel International*                  2,500            48
  Perrigo*                                3,800            75
  Pharmaceutical Product
  Development*                           14,800           503
  Pharmos (B)*                          177,023           561
  PolyMedica                             23,400           712
  Pozen*                                 47,100           408
  Protein Design Labs*                   46,100           845
  PSS World Medical*                     31,317           338
  Quest Diagnostics                       6,956           595
  RehabCare Group*                        4,700           108
  Rotech Healthcare*                     12,500           259
  Savient Pharmaceuticals*               15,200            33
  Select Medical                         80,900         1,074
  SFBC International (B)*                19,336           522
  Sierra Health Services*                15,300           660
  Sunrise Senior Living (B)*             11,900           422
  SurModics (B)*                         14,600           349
  Sybron Dental Specialties*             40,800         1,138
  Techne*                                 3,600           140
  Telik*                                 25,300           479
  Triad Hospitals (B)*                    7,700           245
  Trimeris (B)*                          68,600           826
  Universal Health Services, Cl B        14,554           656
  USANA Health Sciences (B)*              3,300            96
  Ventana Medical Systems*                1,800            88
  ViroLogic (B)*                        223,795           389
  Visx*                                  14,600           296
  West Pharmaceutical Services            1,400            56
                                                  ------------
                                                       58,768
                                                  ------------
INDUSTRIALS -- 11.2%
  Actuant, Cl A*                          8,085           306
  Acuity Brands                          23,700           545
  Advisory Board*                         7,000           224
  AGCO (B)*                              24,000           480
  Albany International, Cl A              5,400           157
  Allete                                 13,797           373
  Alliant Techsystems*                    6,700           388
  Ametek                                 24,850           709
  aQuantive*                             46,000           398
  Armor Holdings*                        11,500           408
  Banta                                  17,000           658
  BE Aerospace*                          49,621           526
  Blount International*                  34,600           375
  Bowne                                   7,000            94
  Briggs & Stratton                      21,900         1,645
  Bright Horizons Family Solutions*      13,000           643
  Brink's                                10,500           302
  Bucyrus International, Cl A*           33,100           875
  Chicago Bridge & Iron (NY Shares)      16,200           480
  CNF                                    11,998           492
  Coinstar (B)*                           4,200            83
  Consolidated Graphics*                  2,300            94
  Corinthian Colleges*                   24,000           273
  Corporate Executive Board              37,698         2,219
  Cummins                                17,500         1,178
  Curtiss-Wright                          6,567           359
  Deluxe                                 12,400           530
  DRS Technologies*                      20,200           735
  EDO                                    18,500           485
  Education Management*                  45,600         1,325
  Engineered Support Systems             12,500           540
  Esterline Technologies*                 2,800            89
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  ExpressJet Holdings*                   64,400   $       692
  Flowserve*                              9,500           218
  FLYi (B)*                              47,600           221
  Forrester Research*                    37,299           631
  Genessee & Wyoming, Cl A*              44,744         1,001
  Goodrich                               20,900           664
  Griffon (B)*                           39,500           791
  Herman Miller                          22,900           577
  HUB Group, Cl A*                       16,570           439
  Hubbell, Cl B (B)                       5,100           220
  Imagistics International*               2,900            94
  infoUSA*                                3,400            31
  Integrated Electrical Services*        38,300           185
  Intersections*                         12,317           156
  Iron Mountain*                         15,500           478
  ITT Educational Services*              24,200           837
  JB Hunt Transport Services              9,000           305
  John H. Harland                        29,700           873
  Kadant*                                17,590           332
  Kforce*                                69,561           457
  Labor Ready*                           59,529           738
  Lafarge North America                   4,200           188
  Laidlaw International*                 64,500         1,013
  Laureate Education*                    36,260         1,240
  Lennox International                   57,297           932
  Mcgrath Rentcorp*                         900            31
  Mesa Air Group (B)*                    14,900            95
  Molecular Devices*                      2,700            62
  Monster Worldwide*                     25,700           520
  NN                                     41,794           421
  Nordson                                 3,400           117
  Northwest Airlines*                    51,162           482
  Orbital Sciences*                       8,700            93
  Overnite                               15,364           468
  Paccar (B)                              5,500           331
  Pacer International*                   27,562           427
  Power-One*                             15,300           115
  R.H. Donnelley*                        15,594           724
  Rayovac*                                6,500           149
  Ritchie Brothers Auctioneers           14,600           408
  Rofin-Sinar Technologies*                 300             8
  Roper Industries                        2,500           138
  Ryder System                           37,200         1,630
  Service International*                125,400           754
  Sirva*                                 21,604           458
  Skywest                                17,300           249
  Sourcecorp*                            11,600           257
  Spherion*                              40,215           294
  SPX (B)                                21,400           781
  Stewart Enterprises, Cl A*             72,454           493
  Strayer Education                       5,000           520
  Swift Transportation*                   9,800           178
  Sypris Solutions                       20,100           250
  Teledyne Technologies*                 10,500           254
  Terex*                                 11,200           405
  Timken                                 41,700           970
  Unifirst                                  400            11
  United Defense Industries*              1,800            69
  United Rentals (B)*                    44,500           654
  United Stationers*                     11,955           492
  Universal Forest Products              13,600           407
  URS*                                   37,000           914
  USF                                    14,000           480
  UTI Worldwide                          11,600           595
  Walter Industries                       7,500           111
  Washington Group International*        41,300         1,453
  Watts Water Technologies, Cl A         17,933           457

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Werner Enterprises                     18,355   $       325
  Westinghouse Air Brake Technologies    37,666           644
  Yellow Roadway*                         2,400            98
  York International                     26,699           869
                                                  ------------
                                                       50,962
                                                  ------------
INFORMATION TECHNOLOGY -- 16.7%
  1-800 Contacts (B)*                    25,000           352
  Acxiom                                 11,000           247
  Adaptec*                               55,500           387
  Advanced Micro Devices*                20,500           234
  Aeroflex*                              49,731           501
  Akamai Technologies (B)*               39,100           526
  AMIS Holdings*                         12,700           153
  Amkor Technology*                      27,500           104
  Amphenol, Cl A*                        34,800         1,046
  Anixter International*                 10,828           382
  answerthink*                          104,017           588
  Arris Group*                          136,125           621
  Arrow Electronics*                      6,000           130
  Ask Jeeves (B)*                        46,600         1,208
  Aspen Technology*                      67,263           389
  Asyst Technologies*                    65,500           299
  ATI Technologies*                      14,100           204
  ATMI (B)*                              55,232         1,041
  Avid Technology*                        1,400            61
  Avocent*                               29,384           838
  AVX                                    12,900           149
  Axcelis Technologies (B)*              43,400           339
  BEI Technologies                        2,900            81
  Belden CDT*                             8,200           164
  BindView Development*                 144,465           455
  BISYS Group*                           34,200           486
  Black Box                              14,900           540
  Blackbaud (B)*                         25,900           275
  BMC Software*                          22,700           340
  Borland Software*                      37,800           307
  Brooks Automation*                     71,200           885
  C-COR*                                 64,100           504
  Cadence Design Systems*                 4,500            56
  Certegy                                19,000           729
  Checkfree (B)*                         48,400         1,319
  Checkpoint Systems*                     6,300            95
  Citrix Systems*                        43,300           689
  Cognex                                 11,348           304
  Cognizant Technology Solutions, Cl A*  36,900         1,012
  Comverse Technology (B)*               30,600           536
  Conexant Systems*                     117,200           175
  Convergys*                             42,800           595
  Credence Systems*                      68,500           457
  Cree (B)*                              83,400         2,086
  CSG Systems International*             13,900           201
  Cyberoptics*                            2,000            35
  Cymer*                                 43,088         1,151
  Cypress Semiconductor (B)*            124,425         1,214
  Digi International*                    42,800           481
  DigitalNet Holdings*                   17,700           385
  Diodes*                                 1,500            29
  DoubleClick (B)*                       45,800           240
  Earthlink*                             42,400           424
  Electro Scientific Industries*          4,000            83
  Emulex*                                23,700           251
  Entegris*                              35,378           282
  Exar*                                  50,719           699
  F5 Networks*                           41,500         1,020
  Fairchild Semiconductor International* 39,865           492
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  FEI*                                   53,000   $     1,006
  Filenet*                               14,400           283
  Foundry Networks*                      44,800           409
  Global Imaging Systems*                 5,600           157
  Harris                                  2,700           130
  Helix Technology                        5,400            73
  Hutchinson Technology (B)*             27,600           671
  Ingram Micro, Cl A*                    34,400           510
  Integrated Device Technology (B)*      12,500           134
  Inter-Tel                              23,665           472
  International Rectifier*               16,100           529
  Iomega                                 74,500           323
  Itron*                                 31,000           579
  Jack Henry & Associates                44,200           800
  JDA Software Group*                    38,000           375
  Kanbay International*                  36,408           725
  KFX (B)*                               58,000           394
  Komag (B)*                             42,600           478
  Kulicke & Soffa Industries*             7,100            39
  Lam Research*                          34,500           743
  Lattice Semiconductor*                288,300         1,315
  Leadis Technology*                     21,200           212
  Lincoln Electric Holdings               3,300            99
  Lionbridge Technologies*               50,400           402
  LSI Logic*                             56,300           272
  LTX*                                    3,000            15
  Macromedia*                             4,700            91
  Macrovision*                           32,300           764
  Magma Design Automation*               12,500           206
  Manhattan Associates*                   8,400           196
  Matrixone*                             77,439           362
  MAXIMUS*                               12,300           358
  Maxtor (B)*                           132,500           556
  McAfee*                                60,100         1,189
  MEMC Electronic Materials*             28,200           226
  Mentor Graphics*                       27,200           298
  Mercury Computer Systems*              17,000           459
  Mercury Interactive (B)*               22,100           763
  Micrel*                                56,000           544
  Micromuse*                            135,040           536
  Micros Systems*                         2,000            93
  MicroStrategy, Cl A*                    6,400           222
  MPS Group*                             85,416           763
  MRV Communications (B)*                82,900           184
  NCR*                                   16,000           707
  Netgear (B)*                            8,300           107
  O2Micro International*                 86,500           831
  OSI Systems (B)*                       31,800           463
  Parametric Technology*                 81,265           396
  Paxar*                                 35,400           716
  Per-Se Technologies*                    4,100            51
  PerkinElmer                            93,345         1,632
  Photronics*                            36,773           528
  Pixar (B)*                             13,200         1,026
  Pixelworks*                           147,400         1,539
  Plantronics*                            9,500           369
  Plexus*                                21,510           254
  PMC - Sierra (B)*                      54,400           508
  Polycom*                               95,700         1,869
  Power Integrations*                    11,600           233
  Progress Software*                      5,400           109
  ProQuest*                               8,600           209
  QAD*                                    2,100            13
  RADVision*                             47,163           468
  Red Hat (B)*                           68,600           841
  Remec*                                 86,600           449
  RF Micro Devices (B)*                 128,000           655

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Rudolph Technologies*                  28,700   $       465
  S1*                                     6,900            55
  Sabre Holdings, Cl A                   26,200           603
  SafeNet*                               19,500           555
  ScanSoft (B)*                          81,300           347
  Scientific Games, Cl A*                31,300           533
  Semtech*                               19,217           348
  Sigmatel*                              24,318           408
  Silicon Storage Technology (B)*         9,700            56
  SimpleTech*                           116,300           441
  Sina (B)*                              18,995           396
  Sonus Networks*                       113,140           595
  SRA International, Cl A*               10,676           484
  SS&C Technologies                       1,900            31
  Standard Microsystems*                 12,293           195
  Storage Technology*                    24,700           599
  Stratasys (B)*                         44,801         1,117
  Sybase*                                25,200           336
  Synopsys*                              35,800           571
  Tech Data*                             36,400         1,371
  Teradyne*                              56,100           722
  TIBCO Software*                        49,100           310
  Transaction Systems Architects, Cl A*  11,600           198
  TTM Technologies*                      49,400           466
  Unisys*                                27,900           280
  United Online*                         27,400           262
  Varian*                                10,600           417
  Verity*                                45,697           523
  webMethods*                            34,800           142
  Western Digital*                       69,500           518
  Zebra Technologies, Cl A*              15,635           894
                                                  ------------
                                                       76,042
                                                  ------------
MATERIALS -- 6.1%
  Airgas                                 38,206           850
  Arch Coal                              13,600           438
  Ball                                   30,200         1,128
  Bemis                                  29,700           785
  Brush Engineered Materials*            24,705           506
  Buckeye Technologies*                   3,700            40
  Century Aluminum*                      28,922           717
  Cytec Industries                       30,198         1,457
  Eastman Chemical (B)                   38,800         1,805
  Encore Acquisition*                     9,000           251
  Engelhard                              11,100           314
  Ferro                                  17,400           357
  Florida Rock Industries                11,286           514
  FMC*                                   15,600           721
  Glatfelter                             30,910           392
  Greif, Cl A                            16,400           640
  Headwaters*                            16,900           517
  Hercules*                              40,372           554
  Jacuzzi Brands*                        46,000           400
  Louisiana-Pacific                      68,200         1,685
  Lubrizol                               22,900           816
  Massey Energy                          30,080           828
  NCI Building Systems*                   3,700           114
  Northgate Minerals*                   219,500           389
  Nova Chemicals                         22,600           730
  Octel                                   1,900            42
  OM Group*                              16,700           569
  Owens-Illinois*                        33,300           534
  Packaging Corporation of America       56,473         1,293
  Peabody Energy                         21,700         1,157
  Perini*                                31,800           480
  Quanex (B)                             10,900           502
  RPM International                      34,500           545
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($ Thousands)
----------------------------------------------------------------
  Schweitzer-Mauduit International       13,300   $       404
  Senomyx (B)*                          106,200           690
  Silgan Holdings                         1,200            54
  Sonoco Products                        25,800           668
  Steel Dynamics                         35,517         1,114
  United States Steel                    19,500           720
  USG*                                   25,700           452
  Valspar                                 8,968           424
  WCA Waste*                             53,140           444
  Wheeling-Pittsburgh (B)*               35,100           939
                                                  ------------
                                                       27,979
                                                  ------------
TELECOMMUNICATION SERVICES -- 0.7%
  Amdocs*                                16,500           331
  Aspect Communications*                 10,500            90
  Boston Communications Group*            5,100            40
  Brightpoint*                           49,560           657
  CenturyTel (B)                         31,400         1,011
  General Communication, Cl A*           73,800           633
  Golden Telecom (B)                      2,300            62
  Talk America Holdings (B)*             41,300           238
  West*                                   1,700            44
                                                  ------------
                                                        3,106
                                                  ------------
UTILITIES -- 3.5%
  AGL Resources                          22,541           687
  Alliant Energy                          7,200           187
  Avista                                 32,400           579
  Centerpoint Energy                    102,500         1,121
  Cleco                                   4,800            84
  Constellation Energy Group             12,500           514
  DPL                                    14,000           285
  Duquesne Light Holdings (B)            31,200           586
  Dynegy, Cl A*                         103,974           453
  Energen                                35,228         1,671
  Great Plains Energy                    10,400           314
  Littelfuse*                             3,500           127
  National Fuel Gas                       8,500           228
  New Jersey Resources                    7,948           325
  Northeast Utilities                    29,800           571
  OGE Energy                              8,200           213
  Oneok                                  52,407         1,235
  Pepco Holdings                         12,900           266
  PNM Resources                          19,750           422
  PPL                                    13,600           651
  Reliant Energy*                        84,200           839
  Sempra Energy                          28,400         1,027
  Southwest Gas                           2,000            47
  UGI                                    38,273         1,307
  UIL Holdings                            8,100           398
  Vectren                                12,794           313
  Westar Energy                          24,200           508
  Wisconsin Energy                       34,100         1,117
                                                  ------------
                                                       16,075
                                                  ------------
Total Common Stock
  (Cost $449,190) ($ Thousands)                       441,619
                                                  ------------

EXCHANGE TRADED FUNDS -- 0.3%
  Midcap SPDR Trust Series 1 (B)          5,200           551
  Nasdaq-100 Index Tracking Stock (B)*   16,200           551
                                                  ------------
Total Exchange Traded Funds
  (Cost $1,110) ($ Thousands)                           1,102
                                                  ------------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
                                      Number of
                                       Warrants
WARRANTS -- 0.0%
  Theglobe.com, Expires
  05/05/09(F)(G)*                        85,000   $        28
                                                  ------------
Total Warrants
  (Cost $41) ($ Thousands)                                 28
                                                  ------------

CORPORATE OBLIGATIONS (C)(E) -- 7.6%
FINANCIALS -- 7.4%
  AllState Life Global Funding
    1.590%, 08/15/05                    $   495           495
  Belford Funding
    1.600%, 02/02/05                      1,980         1,980
  Blue Heron Funding
    1.645%, 02/23/05                      1,980         1,980
    1.640%, 03/18/05                        891           891
  Bradford & Bingley
    1.729%, 01/07/05                      1,247         1,246
  CCN Bluegrass
    1.680%, 08/18/05                      1,485         1,485
  CIT Group
    1.390%, 12/01/04                      1,188         1,188
  Commodore
    1.569%, 12/12/38                        594           594
  Countrywide Home Loans
    1.850%, 08/26/05                        594           594
    1.830%, 02/23/05                        574           574
    1.820%, 05/20/05                        396           396
    1.684%, 09/24/04                        693           693
    1.659%, 06/23/05                        792           792
  Davis Square Funding
    1.570%, 04/06/05                        990           990
    1.570%, 05/06/05                        990           990
  Drivetime Auto Owner Trust
    1.740%, 07/15/05                        466           466
  Duke Funding
    1.650%, 04/08/05                        990           990
  Harrier Finance Funding
    1.597%, 06/15/05                      1,722         1,722
  Irish Life & Permanent
    1.649%, 09/21/05                      1,841         1,841
  Lakeside Funding
    1.619%, 09/08/04                      2,104         2,104
  Liberty Light US Capital
    1.575%, 01/14/05                        990           990
    1.562%, 02/09/05                        990           990
  Morgan Stanley
    1.514%, 09/02/05                        396           396
  Orchid Structured Finance
    1.820%, 11/18/04                      1,292         1,292
  Pacific Life Global Funding
    1.590%, 09/13/05                      1,485         1,485
  Paragon Mortgages
    1.620%, 09/15/04                        774           774
  Saturn Ventures
    1.644%, 02/07/05                        990           990
  Sigma Finance
    1.491%, 01/04/05                      1,188         1,187
    1.472%, 11/01/04                        594           594
  Washington Mutual Bank
    1.730%, 08/18/05                      1,980         1,980
  White Pine Finance
    1.575%, 03/11/05                        495           495

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

----------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                        ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    Whitehawk CDO Funding
    1.741%, 06/15/05                     $  495   $       495
                                                  ------------
                                                       33,679
                                                  ------------
INDUSTRIALS -- 0.2%
  Caterpillar
    1.701%, 07/11/05                        990           990
                                                  ------------
Total Corporate Obligations
  (Cost $34,669) ($ Thousands)                         34,669
                                                  ------------

COMMERCIAL PAPER (C)(D) -- 3.5%
FINANCIALS -- 3.5%
  Atlantis One Funding
    1.313%, 11/02/04                        990           988
  AJAX Bambino Funding
    1.621%, 09/17/04                        990           989
  Bradford & Bingley
    1.180%, 09/10/04                        990           990
  Broadhead Funding
    1.621%, 09/13/04                        990           989
  CIT Group
    1.213%, 11/22/04                        713           711
    1.182%, 10/25/04                        539           538
  CRE-8 Funding
    1.660%, 09/01/04                      1,188         1,188
  Golden Fish
    1.657%, 09/24/04                        396           395
    1.652%, 09/21/04                        579           578
    1.631%, 09/16/04                        438           438
    1.631%, 09/14/04                        793           793
    1.631%, 09/15/04                        805           793
  Harrier Finance Funding
    1.888%, 11/22/04                          8             8
  Harwood
    1.611%, 09/15/04                        303           303
  Main Street Warehouse
    1.621%, 09/15/04                      2,002         2,000
  TMC
    1.642%, 09/21/04                        495           494
    1.641%, 09/15/04                      1,429         1,428
    1.641%, 09/13/04                        990           989
  Tannehill Capital
    1.302%, 10/06/04                      1,254         1,252
                                                  ------------
Total Commercial Paper
  (Cost $15,864) ($ Thousands)                         15,864
                                                  ------------

CASH EQUIVALENTS -- 3.5%
  AIM Investco Treasurer's Money
  Market Reserve Fund (C)               494,962           495
  Bear Stearns Master Notes (C)       1,979,847         1,980
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A++            12,186,200        12,186
   National City Bank of Indiana
   Time Deposit (C)                   1,187,908         1,188
                                                  ------------
Total Cash Equivalents
  (Cost $15,849) ($ Thousands)                         15,849
                                                  ------------

----------------------------------------------------------------
                                     Face Amount  Market Value
Description                          ($ Thousands)($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
    1.755%, 02/24/05                     $  600   $       595
                                                  ------------
Total Treasury Obligation
  (Cost $595) ($ Thousands)                               595
                                                  ------------
REPURCHASE AGREEMENTS (C) -- 2.7%
Barclays 1.580%, dated 08/31/04,
  to be repurchased on 09/01/04,
  repurchase price $10,097,048
  (collateralized by U.S.
  Government Agency obligations,
  total market value: $10,298,586)       10,097        10,097
Deutsche Bank 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $415,786 (collateralized by U.S.
  Government Agency obligations,
  total market value: $424,097)             416           416
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $1,108,763 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $1,130,943)                             1,109         1,109
UBS Paine Webber 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $989,967 (collateralized by U.S.
  Government Agency obligations,
  total market value: $1,009,726)           990           990
                                                  ------------
Total Repurchase Agreements
  (Cost $12,612) ($ Thousands)                         12,612
                                                  ------------
Total Investments -- 114.6%
  (Cost $529,930) ($ Thousands)(1)                $   522,338
                                                  ============
Percentages are based on Net Assets of $455,603,097
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $64,480,892.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $66,807,951.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2004 was $27,822.
(G) Securities considered illiquid. The total value of such securities as of August 31, 2004 was $27,822.
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2004

(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $529,930, and the unrealized appreciation and depreciation were (000) $27,253 and $(34,845), respectively.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York
SPDR -- Standard & Poor's Depositary Receipts

The Fund had the following long futures contracts open as of
August 31, 2004:
-------------- ---------- -------------- ---------- ---------------
                          Contract                  Unrealized
Contract       Number of  Value                     Loss
Description    Contracts  ($ Thousands)  Expiration ($ Thousands)
-------------- ---------- -------------- ---------- ---------------
S&P 400 Index         39        $ 2,250  09/17/04            $(46)
-------------- ---------- -------------- ---------- ---------------
S&P 500
Composite             62          3,398  09/17/04             (92)
Index
-------------- ---------- -------------- ---------- ---------------
                                                             $(138)
-------------- ---------- -------------- ---------- ---------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 30.7%
CONSUMER DISCRETIONARY -- 1.9%
  British Sky Broadcasting
    8.200%, 07/15/09               $ 1,040       $ 1,205
  COX Communications
    7.875%, 08/15/09                   440           488
    7.125%, 10/01/12                   910           978
    5.500%, 10/01/15                   215           204
    4.625%, 06/01/13                   410           375
  Comcast
    6.500%, 01/15/15                 1,380         1,486
    5.500%, 03/15/11                 1,830         1,903
  Comcast Cable Communications
    8.375%, 03/15/13                 4,065         4,915
    6.750%, 01/30/11                 5,950         6,588
    6.375%, 01/30/06                   360           377
  Continental Cablevision
    9.000%, 09/01/08                   710           837
    8.300%, 05/15/06                   875           950
  DaimlerChrysler
    7.450%, 03/01/27                   105           114
    7.300%, 01/15/12                   495           559
    6.500%, 11/15/13                 3,195         3,447
  Ford Motor
    6.375%, 02/01/29                 5,500         4,819
  Ford Motor (K)
    7.450%, 07/16/31                 4,124         4,042
  General Motors (K)
    8.375%, 07/15/33                 5,040         5,358
    7.125%, 07/15/13                   340           355
  Liberty Media
    7.875%, 07/15/09                   505           567
  Liberty Media (F)
    3.020%, 09/17/06                 5,190         5,252
  Libery Media (K)
    5.700%, 05/15/13                   705           697
  News America
    7.300%, 04/30/28                   475           536
    7.280%, 06/30/28                   725           816
  News America Holdings
    7.750%, 01/20/24                   395           461
  TCI Communications
    7.875%, 02/15/26                 1,510         1,763
  TCI Communications MTN (G)
    8.350%, 02/15/05                 1,775         1,822
  Target
    5.875%, 03/01/12                 2,435         2,646
    4.000%, 06/15/13                   355           338
  Time Warner
    8.375%, 07/15/33                 1,915         2,330
    7.700%, 05/01/32                 4,400         5,071
    7.700%, 05/01/32                   580           668
    7.625%, 04/15/31                 1,510         1,723
    6.875%, 05/01/12                 1,640         1,825
  Time Warner (K)
    8.180%, 08/15/07                   500           563
    6.625%, 05/15/29                 1,500         1,530
  Viacom
    5.625%, 08/15/12                   700           734
  Yum! Brands
    7.700%, 07/01/12                 1,480         1,748
                                            -------------
                                                  70,090
                                            -------------
CONSUMER STAPLES -- 0.7%

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Albertsons
    8.000%, 05/01/31               $   350        $  422
  Altria Group
    7.750%, 01/15/27                 1,765         1,866
  Altria Group (K)
    7.000%, 11/04/13                 2,160         2,277
  Duty Free International (H) (I) (J)
    7.000%, 07/15/04                 2,335            23
  General Mills
    6.000%, 02/15/12                   795           855
    5.125%, 02/15/07                   800           837
  Kellogg
    2.875%, 06/01/08                 2,085         2,044
  Kellogg, Ser B
    6.600%, 04/01/11                 1,325         1,490
  Kraft Foods
    6.250%, 06/01/12                   395           432
    5.625%, 11/01/11                   935           990
  Kroger
    7.500%, 04/01/31                   385           446
  Nabisco
    7.550%, 06/15/15                 2,675         3,197
    6.375%, 02/01/05                 2,665         2,702
  Philip Morris Capital
    7.500%, 07/16/09                 1,155         1,253
  RJ Reynolds Tobacco Holdings,
    Ser B
    7.875%, 05/15/09                 1,630         1,679
    7.750%, 05/15/06                 3,760         3,929
  Safeway
    4.950%, 08/16/10                 1,100         1,114
  Sara Lee
    6.250%, 09/15/11                   835           927
    3.875%, 06/15/13                   530           499
                                            -------------
                                                  26,982
                                            -------------
ENERGY -- 1.1%
  Alberta Energy
    7.375%, 11/01/31                   715           839
  Anadarko Finance, Ser B (K)
    7.500%, 05/01/31                 1,675         2,038
  Apache
    6.250%, 04/15/12                 1,065         1,192
  BP Canada Finance
    3.625%, 01/15/09                 2,740         2,735
  Centerpoint Energy Resources,
    Ser B
    7.875%, 04/01/13                   730           861
  Conoco
    6.950%, 04/15/29                 5,730         6,590
  Conoco Funding
    6.350%, 10/15/11                 1,540         1,718
  Conoco Funding (K)
    7.250%, 10/15/31                   885         1,059
  ConocoPhillips
    7.000%, 03/30/29                   695           802
    5.900%, 10/15/32                   750           764
    4.750%, 10/15/12                 2,310         2,335
  Consolidated Natural Gas, Ser A
    5.000%, 03/01/14                   625           622
  Devon Energy (K)
    7.950%, 04/15/32                 2,495         3,049
  Devon Financing
    7.875%, 09/30/31                   270           326
    6.875%, 09/30/11                   765           863
  El Paso
    6.950%, 06/01/28                 2,250         1,755

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  El Paso MTN
    7.800%, 08/01/31               $ 2,100      $  1,775
  El Paso MTN (K)
    7.750%, 01/15/32                 3,375         2,865
  Encana
    6.500%, 08/15/34                   500           529
    4.750%, 10/15/13                 1,100         1,084
  Kerr-McGee
    7.875%, 09/15/31                   695           808
    6.950%, 07/01/24                   770           810
  Occidental Petroleum (K)
    6.750%, 01/15/12                 1,000         1,131
  Pioneer Natural Resources
    5.875%, 07/15/16                   540           558
  Valero Energy
    6.875%, 04/15/12                   715           798
  XTO Energy
    7.500%, 04/15/12                 1,110         1,294
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                 3,000         3,218
                                            ------------
                                                  42,418
                                            ------------
FINANCIALS -- 19.8%
  ASIF Global Finance (C)
    3.900%, 10/22/08                 3,400         3,438
  ASIF Global Funding (C)
    3.850%, 11/26/07                 1,000         1,012
  AllState Life Global Funding
    (F) (L)
    1.590%, 08/15/05                 6,034         6,034
  American Express
    4.750%, 06/17/09                   495           514
    4.375%, 07/30/09                 1,100         1,125
  American General Capital
    8.500%, 07/01/30                   390           522
  Arch Capital Group
    7.350%, 05/01/34                 4,525         4,766
  Archstone-Smith Operating Trust
    5.625%, 08/15/14                   975         1,008
  Associates
    6.250%, 11/01/08                   895           981
  Assured Guaranty
    7.000%, 06/01/34                 3,017         3,231
  Bank One
    7.875%, 08/01/10                 4,440         5,239
    6.000%, 08/01/08                 1,000         1,085
    3.700%, 01/15/08                 3,850         3,889
  Bank of America
    7.400%, 01/15/11                 3,875         4,514
    6.250%, 04/15/12                 1,370         1,509
    5.875%, 02/15/09                 3,090         3,357
    5.375%, 06/15/14                   825           855
    5.250%, 12/01/15                   860           873
    4.375%, 12/01/10                   810           815
  Bank of America (K)
    3.875%, 01/15/08                 4,255         4,324
  BankAmerica Capital (F)
    2.170%, 01/15/27                 1,400         1,350
  Barclays Bank PLC (C) (F)
    8.550%, 09/29/49                 1,730         2,118
  Belford Funding (F) (L)
    1.600%, 02/02/05                24,137        24,137
  Berkshire Hathaway (C)
    3.400%, 07/02/07                 1,285         1,293
  Blue Heron Funding (F) (L)
    1.645%, 02/23/05                24,137        24,137
    1.640%, 03/18/05                10,862        10,862
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Boeing Capital
    6.500%, 02/15/12               $   340      $    379
    6.100%, 03/01/11                   975         1,062
    5.800%, 01/15/13                   315           337
  Bradford & Bingley (F) (L)
    1.729%, 01/07/05                15,206        15,197
  CCN Bluegrass (F) (L)
    1.680%, 08/18/05                18,103        18,103
  CIT Group MTN (F) (L)
    1.390%, 12/01/04                14,482        14,482
  Capital One Bank
    6.700%, 05/15/08                 1,000         1,096
    5.750%, 09/15/10                 1,365         1,450
    4.875%, 05/15/08                 4,520         4,690
  Chase Capital Funding, Ser C (F)
    1.860%, 03/01/27                   840           799
  Chase Capital, Ser B (F)
    2.194%, 02/01/27                   500           473
  Citicorp
    7.750%, 06/15/06                 2,800         3,049
    7.200%, 06/15/07                   740           819
  Citifinancial
    6.250%, 01/01/08                 1,350         1,463
  Citigroup
    7.250%, 10/01/10                 5,935         6,982
    6.500%, 01/18/11                 1,005         1,131
    6.200%, 03/15/09                   300           329
    6.000%, 02/21/12                   255           280
    5.500%, 08/09/06                   865           909
    5.125%, 05/05/14                 1,440         1,475
    5.000%, 03/06/07                   915           959
    3.500%, 02/01/08                 1,510         1,515
  Citigroup (F)
    1.540%, 06/09/09                 2,425         2,426
  Citigroup (K)
    5.625%, 08/27/12                 1,650         1,761
    4.250%, 07/29/09                   180           184
  Colonial Realty MTN
    6.980%, 09/26/05                 5,300         5,510
  Commodore (F) (L)
    1.569%, 12/12/38                 7,241         7,241
  Countrywide Home Loan MTN, Ser L
    2.875%, 02/15/07                 2,440         2,421
  Countrywide Home Loans (F) (L)
    1.850%, 08/26/05                 7,241         7,241
    1.830%, 02/23/05                 7,000         6,999
    1.820%, 05/20/05                 4,827         4,827
    1.684%, 09/24/04                 8,448         8,448
    1.659%, 06/23/05                 9,655         9,653
  Credit Suisse First Boston USA
    4.625%, 01/15/08                 2,005         2,074
  Danske Bank (C)
    5.914%, 12/29/49                 4,000         4,206
  Davis Square Funding (F)  (L)
    1.570%, 04/06/05                12,069        12,069
  Davis Square Funding (F) (L)
    1.570%, 05/06/05                12,069        12,069
  Developers Diversified Realty
    MTN
    7.000%, 03/19/07                 1,100         1,193
  Drivetime Auto Owner Trust (F) (L)
    1.740%, 07/15/05                 5,683         5,683
  Dryden Investor Trust (C) (H)
    7.157%, 07/23/08                 3,101         3,336
  Duke Funding (F) (L)
    1.650%, 04/08/05                12,069        12,069

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  EOP Operating
    7.250%, 06/15/28                $  630        $  678
  EOP Operating (K)
    4.750%, 03/15/14                 3,085         2,946
  Equity One
    3.875%, 04/15/09                   420           409
  Equity Residential Properties
    Trust
    6.625%, 03/15/12                 1,705         1,894
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                 2,550         2,588
    7.050%, 07/15/28                 1,563         1,588
  Farmers Insurance Exchange (C)
    8.625%, 05/01/24                 4,518         5,337
  Ford Motor Credit
    7.875%, 06/15/10                 3,500         3,891
    7.500%, 03/15/05                   250           257
    7.375%, 10/28/09                 1,720         1,883
    7.375%, 02/01/11                 3,400         3,685
    7.250%, 10/25/11                 5,446         5,868
    7.000%, 10/01/13                   970         1,018
  Ford Motor Credit (F)
    3.535%, 10/25/04                 1,015         1,017
  Ford Motor Credit (K)
    6.875%, 02/01/06                 3,750         3,945
  Ford Motor Credit MTN
    7.750%, 02/15/07                 4,435         4,851
  GE Capital Franchise MTN
    6.860%, 06/15/07                 1,100         1,218
  General Electric Capital
    3.500%, 05/01/08                 1,980         1,984
  General Electric Capital MTN
    3.250%, 06/15/09                 1,615         1,577
  General Electric Capital MTN,
    Ser A
    5.875%, 02/15/12                 3,300         3,583
    5.450%, 01/15/13                 2,320         2,456
  General Electric MTN, Ser A
    3.450%, 07/16/07                 8,040         8,103
  General Electric MTN, Ser A (F)
    1.762%, 07/28/08                 5,275         5,266
  General Motor Acceptance
    5.625%, 05/15/09                 4,035         4,102
  General Motors Acceptance
    8.000%, 11/01/31                 5,282         5,473
    7.250%, 03/02/11                 2,755         2,944
    6.875%, 09/15/11                11,158        11,682
    6.125%, 09/15/06                   465           488
  General Motors Acceptance (E)
    7.150%, 06/15/15                 2,300         1,164
  General Motors Acceptance (K)
    6.125%, 02/01/07                   270           285
  Goldman Sachs Group (F)
    4.539%, 06/25/34                 8,729         8,678
  Goldman Sachs Group
    6.600%, 01/15/12                 2,630         2,932
    4.750%, 07/15/13                   490           481
  Greenpoint Financial
    3.200%, 06/06/08                 2,140         2,099
  HBOS Treasury Services PLC (C)
    3.600%, 08/15/07                 1,020         1,029
  HRPT Properties Trust
    6.250%, 08/15/16                   670           691
  HSBC Bank USA
    4.625%, 04/01/14                   545           534
  Harrier Finance Funding (F) (L)
    1.597%, 06/15/05                20,999        20,992
  Healthcare Realty Trust
    5.125%, 04/01/14                 2,185         2,112
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Household Finance
    8.000%, 07/15/10               $ 2,330       $ 2,757
    7.000%, 05/15/12                 3,125         3,574
    6.750%, 05/15/11                   425           477
    6.400%, 06/17/08                 2,510         2,752
    6.375%, 10/15/11                 1,390         1,532
    6.375%, 11/27/12                   365           404
    5.875%, 02/01/09                 2,645         2,860
    4.125%, 12/15/08                 3,605         3,648
  Irish Life & Permanent (F) (L)
    1.649%, 09/21/05                22,448        22,443
  JP Morgan Capital Trust II
    7.950%, 02/01/27                   180           204
  JP Morgan Chase
    6.750%, 02/01/11                 2,703         3,021
    6.625%, 03/15/12                   450           503
    5.250%, 05/30/07                   375           395
    4.000%, 02/01/08                 1,225         1,245
    3.625%, 05/01/08                 1,315         1,319
  JP Morgan Chase (K)
    5.750%, 01/02/13                 3,670         3,895
  JP Morgan Chase MTN, Ser C (F)
    6.340%, 06/02/14                 6,060         6,393
  Korea Development Bank
    4.250%, 11/13/07                   560           572
  Lakeside Funding (F) (L)
    1.619%, 09/08/04                25,654        25,654
  Lehman Brothers
    7.000%, 02/01/08                 2,765         3,064
  Lehman Brothers Holdings MTN, Ser F
    7.500%, 09/01/06                 1,075         1,177
  Liberty Light US Capital (F)
    (L)
    1.575%, 01/14/05                12,069        12,068
    1.562%, 02/09/05                12,069        12,067
  Loews
    7.000%, 10/15/23                 1,950         1,979
  MassMutual Global Funding II (C)
    2.550%, 07/15/08                 2,570         2,486
  Merrill Lynch
    7.430%, 09/01/22                    39            41
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                 1,650         1,654
  Merrill Lynch MTN, Ser C
    4.125%, 01/15/09                   770           779
  Met Life Global Funding (C)
    4.750%, 06/20/07                   800           833
    4.250%, 07/30/09                   750           759
  Monumental Global Funding II (C)
    4.375%, 07/30/09                 1,575         1,600
  Morgan Stanley
    5.300%, 03/01/13                 4,720         4,843
  Morgan Stanley (F) (L)
    1.514%, 09/02/05                 4,827         4,827
  NationsBank Capital Trust (F)
    2.150%, 01/15/27                 5,080         4,889
  Nationwide Building Society (C)
    3.500%, 07/31/07                 2,700         2,710
  Nationwide Mutual Insurance (C)
    6.600%, 04/15/34                 1,163         1,152
  New York Life Global Funding (C)
    3.875%, 01/15/09                 2,550         2,564
  Odyssey Re Holdings
    7.650%, 11/01/13                 3,620         4,009
  Orchid Structured Finance (F) (L)
    1.820%, 11/18/04                15,759        15,759
  PNC Funding
    5.250%, 11/15/15                   870           881

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Pacific Life Global Funding (F) (L)
    1.590%, 09/13/05              $ 18,103       $18,103
  Paragon Mortgages (F) (L)
    1.620%, 09/15/04                 9,445         9,445
  Pittney Bowes Credit
    5.750%, 08/15/08                 4,965         5,369
  Prime Property Funding (C)
    5.600%, 06/15/11                 3,380         3,515
  Progress Capital Holdings MTN
    6.750%, 12/10/07                 3,000         3,275
  Protective Life MTN
    3.700%, 11/24/08                 1,500         1,506
  RBS Capital Trust I
    4.709%, 12/29/49                   505           488
  Rabobank Capital (C)
    5.260%, 12/29/49                   500           504
  Rosue
    5.375%, 11/26/13                   790           743
  Royal Bank of Scotland
    5.000%, 11/12/13                   480           488
  Royal Bank of Scotland Group
    PLC, Ser 2
    8.817%, 03/31/49                 3,875         4,020
  SLM MTN, Cl A
    5.000%, 10/01/13                 2,691         2,690
  SLM MTN
    3.625%, 03/17/08                 1,735         1,746
  Saturn Ventures (F) (L)
    1.644%, 02/07/05                12,069        12,068
  Sigma Finance (F) (L)
    1.491%, 01/04/05                14,482        14,480
    1.472%, 11/01/04                 7,241         7,241
  Simon Property Group
    4.900%, 01/30/14                   570           554
  SunTrust Bank
    3.625%, 10/15/07                 2,105         2,122
  SunTrust Bank (F)
    1.435%, 06/02/09                 1,350         1,350
  TIAA Global Markets (C)
    3.875%, 01/22/08                   940           955
  Toyota Motor Credit
    2.875%, 08/01/08                 1,970         1,927
  UBS Preferred Funding Trust I (F)
    8.622%, 10/29/49                   410           496
  US Bancorp MTN, Ser N
    3.950%, 08/23/07                   250           255
    3.125%, 03/15/08                 1,520         1,498
  US Bank
    2.870%, 02/01/07                 2,375         2,362
    2.400%, 03/12/07                 1,425         1,402
  Wachovia
    5.250%, 08/01/14                 1,355         1,386
    3.625%, 02/17/09                 2,355         2,341
  Washington Mutual
    4.000%, 01/15/09                   740           742
  Washington Mutual Bank (F) (L)
    1.730%, 08/18/05                24,137        24,137
  Wells Fargo
    5.000%, 11/15/14                 2,935         2,984
  Wells Fargo (F)
    7.800%, 06/15/10                   450           468
  Western & Southern Financial (C)
    5.750%, 07/15/33                   105           100
  White Pine Finance (F) (L)
    1.575%, 03/11/05                 6,034         6,033
  Whitehawk CDO Funding (F) (L)
    1.741%, 06/15/05                 6,034         6,034
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Zions Bancorp
    6.000%, 09/15/15               $   970  $      1,028
                                            ------------
                                                 738,749
                                            ------------
HEALTH CARE -- 0.3%
  American Home Products
    6.950%, 03/15/11                   550           606
  Boston Scientific (K)
    5.450%, 06/15/14                   640           663
  Bristol-Myers Squibb
    6.875%, 08/01/97                   425           475
    5.750%, 10/01/11                 3,085         3,299
  GlaxoSmithKline
    4.375%, 04/15/14                   875           854
  HCA
    5.750%, 03/15/14                 4,820         4,778
  Tenet Healthcare (K)
    7.375%, 02/01/13                   221           204
  Wyeth (K)
    6.500%, 02/01/34                   980           980
    6.450%, 02/01/24                   705           707
                                            ------------
                                                  12,566
                                            ------------
INDUSTRIALS -- 2.7%
  Air 2 US (C)
    8.027%, 10/01/19                 4,577         3,838
  America West Airlines, Ser 99-1
    7.930%, 01/02/19                 5,934         6,570
  American Airlines, Ser 01-2 (K)
    7.858%, 10/01/11                 2,000         1,989
  American Airlines, Ser 99-1 (K)
    7.024%, 10/15/09                 2,320         2,282
  Burlington North Santa Fe
    7.290%, 06/01/36                 1,010         1,206
  CSX
    6.750%, 03/15/11                   885           980
  Canadian National Railways
    7.375%, 10/15/31                 1,370         1,649
    6.250%, 08/01/34                 1,350         1,417
  Caterpillar (F) (L)
    1.701%, 07/11/05                12,069        12,069
  Citicorp Lease
    7.220%, 06/15/05                 3,941         4,090
  Continental Airlines, Ser 00-1
    8.048%, 11/01/20                   950           927
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                 2,099         2,043
    7.487%, 10/02/10                 1,270         1,239
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                   305           278
  Continental Airlines, Ser 974A (K)
    6.900%, 01/02/18                 5,617         5,351
  Continental Airlines, Ser 99-1
    (K)
    7.256%, 03/15/20                   983           960
  Delta Air Lines, Ser 02-1, Cl
    G-1
    6.718%, 01/02/23                 4,455         4,604
  Delta Air Lines, Ser 02-1, Cl
    G-2 (K)
    6.417%, 07/02/12                 3,740         3,856
  Delta Air Lines, Ser 2001-1, Cl
    A-2
    7.111%, 09/18/11                   480           427
  Delta Airlines, Ser 2000-1, Cl
    A2 (K)
    7.570%, 11/18/10                 1,720         1,533
  Eastman Kodak (K)
    7.250%, 11/15/13                   435           460
  Encana Holdings

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
-----------------------------------------------------------------
    5.800%, 05/01/14               $ 1,430        $1,516
  General Electric
    5.000%, 02/01/13                   915           941
  Lockheed Martin
    8.500%, 12/01/29                 2,690         3,524
  Norfolk Southern
    7.050%, 05/01/37                 1,090         1,218
  Northrop Grumman
    9.375%, 10/15/24                 2,695         2,813
  Northrop Grumman (K)
    7.750%, 02/15/31                   590           720
  Northwest Airlines, Ser 2001-1,
    Cl A-1
    7.041%, 10/01/23                 1,889         1,829
  Ohana Military
    6.193%, 04/01/49                   750           776
  Raytheon
    6.000%, 12/15/10                    70            76
    5.500%, 11/15/12                    40            42
    4.850%, 01/15/11                 1,705         1,751
    4.500%, 11/15/07                   435           450
  Raytheon (K)
    5.375%, 04/01/13                   405           419
  Tyco International Group
    7.000%, 06/15/28                 1,775         1,964
  Tyco International Group (K)
    6.875%, 01/15/29                 5,420         5,978
    6.375%, 10/15/11                 6,065         6,644
  Tyco International Group
    6.000%, 11/15/13                 1,945         2,082
  US Airways, Ser CLB (H) (I)
    7.500%, 04/15/08                 3,348            --
  United Technology
    6.500%, 06/01/09                 1,670         1,860
  Waste Management
    7.375%, 05/15/29                   895         1,021
    7.125%, 12/15/17                 4,840         5,469
    7.100%, 08/01/26                 1,375         1,514
                                            ------------
                                                 100,375
                                            ------------
INFORMATION TECHNOLOGY -- 0.1%
  Electronic Data Systems (K)
    7.125%, 10/15/09                 2,380         2,538
                                            ------------
MATERIALS -- 0.1%
  International Paper
    5.500%, 01/15/14                   535           546
  Meadwestavaco (K)
    6.850%, 04/01/12                 1,070         1,184
  Weyerhaeuser
    7.375%, 03/15/32                   755           867
  Weyerhaeuser (K)
    6.750%, 03/15/12                   760           850
                                            ------------
                                                   3,447
                                            ------------
REGIONAL AGENCIES -- 1.2%
  Aid-Israel
    5.500%, 09/18/23                 5,950         6,117
  New Brunswick
    3.500%, 10/23/07                 1,535         1,554
  Russian Federation (G)
    5.000%, 03/31/30                10,295         9,832
  United Mexican States
    8.375%, 01/14/11                 6,140         7,227
    8.125%, 12/30/19                   405           466
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  United Mexican States MTN
    6.375%, 01/16/13               $ 2,610  $      2,741
  United Mexican States MTN, Ser A
    8.000%, 09/24/22                 2,290         2,582
    7.500%, 04/08/33                13,369        14,124
                                            ------------
                                                  44,643
                                            ------------
TELECOMMUNICATION SERVICES -- 1.1%
  AT&T Wireless Services
    8.750%, 03/01/31                   280           362
    8.125%, 05/01/12                 1,255         1,510
    7.350%, 03/01/06                 2,000         2,135
  America Movil (C)
    5.500%, 03/01/14                   375           365
  BellSouth
    6.550%, 06/15/34                   450           471
  British Telecommunications PLC
    8.375%, 12/15/10                 1,310         1,578
  Deutsche Telekom International
    8.750%, 06/15/30                 2,186         2,801
  Deutsche Telekom International (K)
    5.250%, 07/22/13                 2,135         2,172
  France Telecom
    8.750%, 03/01/11                 1,621         1,933
    8.200%, 03/01/06                 1,150         1,234
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                 1,175         1,406
  New Jersey Bell Telephone
    7.850%, 11/15/29                   740           883
  SBC Communications
    6.450%, 06/15/34                   700           710
    5.625%, 06/15/16                 1,100         1,113
  Sprint Capital
    7.625%, 01/30/11                   670           771
    7.125%, 01/30/06                 2,300         2,438
    6.000%, 01/15/07                 1,415         1,503
  Sprint Capital (G)
    4.780%, 08/17/06                 6,025         6,222
  Sprint Capital (K)
    8.375%, 03/15/12                 1,900         2,290
  Telecom Italia Capital (C)
    5.250%, 11/15/13                 2,335         2,371
  Telefonica Europe
    7.750%, 09/15/10                   775           915
  Verizon Global Funding
    7.750%, 12/01/30                   995         1,178
    6.875%, 06/15/12                 2,665         3,006
  Verizon Maryland, Ser A
    6.125%, 03/01/12                    70            75
  Verizon New Jersey, Ser A
    5.875%, 01/17/12                 1,075         1,141
  Verizon New York, Cl A
    6.875%, 04/01/12                   765           847
  Verizon Pennsylvania, Ser A
    5.650%, 11/15/11                    45            47
  Vodafone Group
    5.000%, 12/16/13                 1,620         1,641
                                            -------------
                                                  43,118
                                            -------------
UTILITIES-- 1.7%
  American Electric Power, Ser C
    5.375%, 03/15/10                   480           505
  Arizona Public Services
    8.000%, 12/30/15                   890         1,012

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Centerpoint Energy, Ser B
    6.850%, 06/01/15               $   490       $   534
  Cleveland Electric (C)
    5.650%, 12/15/13                   330           337
  Cogentrix Energy (C)
    8.750%, 10/15/08                 6,200         7,277
  Conectiv MTN, Ser A
    6.730%, 06/01/06                   710           722
  Dominion Resources
    4.125%, 02/15/08                   250           254
  Dominion Resources (K)
    5.700%, 09/17/12                 2,190         2,294
  Dominion Resources, Ser D
    5.125%, 12/15/09                 1,525         1,584
  Duke Energy
    5.625%, 11/30/12                 1,405         1,461
  El Paso Electric, Ser E
    9.400%, 05/01/11                 2,315         2,616
  Exelon
    6.750%, 05/01/11                   310           346
  FPL Energy (C)
    6.639%, 06/20/23                 5,501         5,786
  FirstEnergy, Ser B
    6.450%, 11/15/11                 1,135         1,228
  FirstEnergy, Ser C
    7.375%, 11/15/31                 5,535         6,184
  FirstEnergy, Ser A
    5.500%, 11/15/06                 2,050         2,143
  Hydro-Quebec, Ser HY
    8.400%, 01/15/22                   125           168
  Hydro-Quebec, Ser JL
    6.300%, 05/11/11                 1,475         1,654
  Ohio Edison
    5.450%, 05/01/15                   200           201
  Oncor Electric Delivery
    6.375%, 01/15/15                   460           505
  Pacific Gas & Electric (F) (K)
    2.300%, 04/03/06                 1,130         1,131
  Pacific Gas & Electric (K)
    6.050%, 03/01/34                 3,040         3,051
  Pinnacle West Capital (F)
    2.494%, 11/01/05                 2,800         2,803
  Power Contract (C)
    5.200%, 02/01/06                 3,777         3,798
  Progress Energy (K)
    7.750%, 03/01/31                 1,645         1,926
  Public Service
    7.875%, 10/01/12                   725           881
  SP Powerassets (C)
    5.000%, 10/22/13                   150           152
  Sonat
    7.625%, 07/15/11                 2,880         2,743
  Southern California Edison
    8.000%, 02/15/07                 1,875         2,089
  TXU Energy (C) (F)
    2.380%, 01/17/06                 1,510         1,513
  TXU Energy
    7.000%, 03/15/13                   460           516
  Virginia Electric & Power, Ser A
    5.750%, 03/31/06                 1,325         1,386
  Williams
    8.750%, 03/15/32                 2,840         3,188
    7.750%, 06/15/31                   740           753
  Williams, Ser A
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    7.500%, 01/15/31               $   310  $        313
                                            -------------
                                                  63,054
                                            -------------
Total Corporate Obligations                    1,147,980
  (Cost $1,121,833) ($ Thousands)           -------------

U.S. TREASURY OBLIGATIONS  -- 21.5%
  U.S. Treasury Bonds
   11.250%, 02/15/15                   962         1,532
   8.000%, 11/15/21                  2,120         2,903
   7.125%, 02/15/23                  6,797         8,625
   6.250%, 05/15/30                    300           354
  U.S. Treasury Bonds (D) (K)
   4.250%, 01/15/10                  2,558         2,972
   3.875%, 01/15/09 to 04/15/29     12,490        16,214
   3.625%, 04/15/28                 29,424        37,170
   2.375%, 01/15/25                 22,964        23,831
   2.000%, 07/15/14                 10,466        10,682
  U.S. Treasury Bonds (K)
   12.000%, 08/15/13                 7,480         9,939
   10.375%, 11/15/12                11,540        14,163
   8.875%, 08/15/17                  3,800         5,417
   8.750%, 05/15/17                 22,572        31,825
   8.500%, 02/15/20                  7,325        10,346
   8.125%, 08/15/19                 10,305        14,083
   6.750%, 08/15/26                 15,420        19,036
   6.250%, 08/15/23                 19,593        22,759
   6.125%, 11/15/27                 36,857        42,498
   6.000%, 02/15/26                 15,250        17,277
   5.500%, 08/15/28                  3,590         3,831
   5.375%, 02/15/31                105,884       112,733
  U.S. Treasury Notes
   6.500%, 10/15/06                    330           357
   5.750%, 08/15/10                  1,297         1,448
   4.250%, 08/15/14                 15,687        15,844
   3.500%, 08/15/09                 17,312        17,455
   2.500%, 05/31/06                 23,531        23,612
   2.375%, 08/31/06                 63,485        63,485
  U.S. Treasury Notes (D) (K)
   3.000%, 07/15/12                 14,295        15,794
   1.875%, 07/15/13                  4,728         4,797
  U.S. Treasury Notes (K)
   4.750%, 05/15/14                 43,800        45,968
   4.250%, 08/15/13 to 11/15/13     79,787        80,857
   4.000%, 06/15/09 to 11/15/12     29,260        30,087
   3.625%, 07/15/09                    540           548
   3.250%, 08/15/08                 17,750        17,879
   3.125%, 09/15/08 to 10/15/08      2,340         2,342
   2.750%, 06/30/06                 65,000        65,485
  U.S. Treasury STRIPS (A)
   5.780%, 02/15/23                    290           111
  U.S. Treasury STRIPS (A)  (K)
   5.740%, 11/15/21                 23,570         9,712
  U.S. Treasury STRIPS (A) (K)
   5.090%, 08/15/28                  1,943           551
                                            ------------
Total U.S. Treasury Obligations                  804,522
  (Cost $779,614) ($ Thousands)             ------------


U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS  -- 21.2%
  FHLMC
   9.750%, 10/01/14                     37            38
   9.000%, 12/01/05                      1             1
   8.500%, 09/01/08 to 04/01/09        254           268
   7.500%, 11/01/17 to 06/01/32      2,691         2,896

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
   7.000%, 11/01/15 to 06/01/32  $   3,283      $  3,493
   6.500%, 10/01/16 to 05/01/18      8,129         8,636
   6.000%, 03/01/11 to 09/15/34      8,801         9,268
   5.500%, 09/01/13 to 04/01/34     13,037        13,424
   5.000%, 01/01/11 to 06/01/34    131,227       131,360
   4.500%, 06/01/11 to 05/01/19      6,205         6,208
   4.000%, 04/01/11 to 01/01/34      8,951         8,484
   3.500%, 03/01/09 to 07/01/09      8,184         8,121
   2.958%, 02/01/37                  8,302         8,332
  FHLMC TBA
   8.000%, 09/01/34                  1,600         1,728
   5.500%, 09/20/19                  4,900         5,067
   5.000%, 09/15/34                  3,700         3,669
  FNMA
   8.000%, 04/01/08 to 07/01/31      2,456         2,643
   7.500%, 06/01/27 to 04/01/31         41            43
   7.000%, 03/01/09 to 07/01/32     12,994        13,839
   6.500%, 12/01/12 to 11/01/31      7,849         8,314
   6.000%, 03/01/11 to 09/01/34     30,571        31,868
   5.500%, 05/01/13 to 08/01/34     68,003        69,744
   5.000%, 08/01/11 to 03/01/34     37,520        37,440
   4.500%, 06/01/18 to 09/01/19      8,568         8,605
   4.000%, 08/01/10 to 10/01/33     11,644        11,415
  FNMA TBA
   7.500%, 09/01/34                  1,400         1,501
   7.000%, 09/20/19 to 10/15/33     24,800        26,339
   6.500%, 09/01/34 to 10/14/34     11,802        12,388
   6.000%, 09/01/18 to 09/15/34     55,378        57,807
   5.500%, 09/15/34                 18,700        18,986
   5.000%, 09/01/19 to 09/25/34     57,635        57,727
   4.000%, 09/01/15                  4,500         4,395
  GNMA
   9.500%, 12/15/20                     43            50
   8.500%, 11/15/20
   7.000%, 12/15/28 to 02/15/33     10,162        10,866
   6.500%, 06/15/11 to 02/15/32      4,843         5,131
   6.000%, 03/15/14 to 08/20/34     32,526        33,829
   5.500%, 04/15/14 to 02/15/34     11,971        12,274
   3.750%, 05/20/34                  9,065         8,932
  GNMA TBA
   7.000%, 09/01/33                 10,600        11,319
   6.500%, 09/25/33 to 09/01/34     51,050        53,809
   6.000%, 09/01/33 to 09/01/34     77,694        80,608
                                            -------------
Total U.S. Government Mortgage-Backed
 Obligations                                     790,865
  (Cost $782,035) ($ Thousands)             -------------


ASSET-BACKED SECURITIES  -- 15.2%

AUTOMOTIVE -- 1.8%
  AESOP Funding, Ser 1998-1, Cl A
    6.140%, 05/20/06                 2,500         2,552
  AESOP Funding, Ser 2003-4A, Cl
    A1 (F)
    1.830%, 08/20/07                12,000        12,006
  Americredit Automobile
    Receivables Trust, Ser
    2000-B, Cl A4 (F)
    1.725%, 04/05/07                 3,381         3,381
  Americredit Automobile
    Receivables Trust, Ser
    2000-C, Cl A4 (F)
    1.735%, 07/12/07                 2,046         2,047
  Americredit Automobile
    Receivables Trust, Ser
    2002-1, Cl A3
    4.230%, 10/06/06                 2,432         2,445
  Americredit Automobile
    Receivables Trust, Ser
    2002-A, Cl A3 (F)
    1.740%, 10/12/06                 2,582         2,582
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Americredit Automobile
    Receivables Trust, Ser
    2003-BX, Cl A2A
    1.550%, 11/06/06               $ 1,260        $1,260
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                 2,851         2,826
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A3
    2.080%, 05/15/08                 3,790         3,764
  Chesapeake Funding, Ser 2003-1,
    Cl A1 (F)
    1.813%, 08/07/08                11,000        11,014
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A3
    3.180%, 09/08/08                 1,841         1,851
  DaimlerChrysler Master Owner
    Trust, Ser 2002-A, Cl A (F)
    1.660%, 05/15/07                 3,180         3,181
  Drivetime Auto Owner Trust, Ser
    2003-B, Cl A2
    1.347%, 04/17/06                 1,858         1,853
  Ford Credit Auto Owner Trust,
    Ser 2002-D, Cl A4B (F)
    1.720%, 11/15/06                13,000        13,013
  Nissan Auto Receivables Owner
    Trust, Ser 2002-B, Cl A3
    3.990%, 12/15/05                 2,053         2,057
                                            -------------
                                                  65,832
                                            -------------

CREDIT CARDS  -- 2.0%
  American Express Credit Account
    Master, Ser 2004-3, Cl A
    4.350%, 12/15/11                 1,339         1,375
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                 2,250         2,495
  Citibank Credit Card Issuance
    Trust, Ser 2002-A5, Cl A5 (F)
    1.560%, 09/17/07                11,140        11,143
  Citibank Credit Card Issuance
    Trust, Ser 2003-A10, Cl A10
    4.750%, 12/10/15                 2,515         2,533
  Citibank Credit Card Issuance
    Trust, Ser 2003-A6, Cl A6
    2.900%, 05/17/10                 8,130         7,980
  Citibank Credit Card Issuance
    Trust, Ser 2004-A1, Cl A1
    2.550%, 01/20/09                12,625        12,518
  Citibank OMNI Master Trust, Ser
    2002-4, Cl A (F)
    1.730%, 08/18/09                 8,639         8,649
  MBNA Credit Card Master Note
    Trust, Ser 2003-A6, Cl A6
    2.750%, 10/15/10                 5,750         5,618
  MBNA Credit Card Master Note
    Trust, Ser 2004-A4, Cl A4
    2.700%, 09/15/09                 7,075         7,019
  Metris Master Trust, Ser 2000-1, Cl
    A (F)
    1.900%, 08/20/08                 5,414         5,397
  Metris Master Trust, Ser 2000-3, Cl
    A (F)
    1.860%, 09/21/09                 2,455         2,447


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Metris Master Trust, Ser
    2001-4A, Cl A (F)
    1.950%, 08/20/08               $ 4,025  $      4,025
  National City Credit Card
    Master Trust, Ser 2000-1, Cl
    A (F)
    1.750%, 08/15/07                 4,740         4,747
                                            ------------
                                                  75,946
                                            ------------

MORTGAGE RELATED SECURITIES  -- 11.3%
  ABS Home Equity Loan Trust, Ser
    2001-HE3, Cl A1 (F)
    1.870%, 11/15/31                 1,324         1,325
  AFC Home Equity Loan Trust, Ser
    2000-1, Cl 2A (F)
    1.855%, 03/25/30                 8,688         8,677
  ARSI, Ser 2004-W5, Cl AF1 (F)
    1.725%, 04/25/34                 5,673         5,673
  Advanta Mortgage Loan Trust,
    Ser 1998-3, Cl A2 (F)
    1.915%, 09/25/28                   388           388
  Amortizing Residential
    Collateral Trust CMO, Ser
    2002-BC1, Cl A (F)
    1.955%, 01/25/32                 2,681         2,684
  Asset Securitization, Ser
    1996-D2, Cl A1
    6.920%, 02/14/29                 6,525         6,839
  Bank of America Mortgage
    Securities, Ser 2003-1, Cl
    2A4
    5.000%, 02/25/18                 7,698         7,721
  Bank of America Mortgage
    Securities, Ser 2004-5, Cl
    4A1
    5.000%, 06/25/19                 3,126         3,218
  Bank of America Mortgage
    Securities, Ser 2004-6, Cl
    4A1
    5.000%, 07/25/19                 3,366         3,394
  BankBoston Home Equity Loan
    Trust, Ser 1998-2 Cl A5
    6.140%, 02/25/19                   170           172
  Bear Stearns Asset Backed
    Securities, Ser 2001-A, Cl
    AI4
    6.820%, 02/15/31                 4,503         4,595
  CDC Mortgage, Ser 2003-HE2, Cl A
    (F)
    1.965%, 10/25/33                 7,005         7,016
  CIGNA CBO, Ser 1996-1, Cl A2
    6.460%, 11/15/08                 8,015         8,256
  CSFB Securities, Ser 2001-MH29,
    Cl A
    5.600%, 09/25/31                 1,908         1,921
  CSFB, Ser 1997-C2, Cl AX, IO
    (F)
    1.363%, 01/17/35                25,776           735
  CSFB, Ser 2001-FL2A, Cl A (F)
    1.850%, 09/15/13                 1,851         1,851
  Chase Commercial Mortgage
    Securities, Ser 2000-1, Cl A2
    7.757%, 04/15/32                 2,390         2,744
  Chase Funding Loan Acquisition
    Trust, Ser 2003-C1, Cl 2A1
    (F)
    1.765%, 05/25/24                   507           507
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    1.865%, 03/25/32                 4,961         4,972
  Chase Funding Net Interest
    Margin, Ser 2003-C1A, Cl NOTE
     6.750%, 03/27/36                  290           291
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Commercial Mortgage, Ser
    2000-C1, Cl A2
    7.416%, 08/15/33               $ 3,990       $ 4,579
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                 5,600         5,613
  Conseco Finance Securitization,
    Ser 2000-4, Cl A4
    7.730%, 04/01/31                 3,864         4,028
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
    7.970%, 05/01/32                 2,800         2,468
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                   950           822
  Conseco Finance, Ser 2001-A, Cl
    IIB1
    10.300%, 03/15/32                2,800         3,015
  Contimortgage Home Equity Loan
    Trust, Ser 1997-3, Cl A9
    7.120%, 08/15/28                   680           679
  Contimortgage Home Equity Loan
    Trust, Ser 1997-5, Cl A6
    6.870%, 03/15/24                   902           901
  Contimortgage Home Equity Loan,
    Ser 1997-2, Cl A9
    7.090%, 04/15/28                   427           426
  Countrywide Alternative Loan
    Trust, Ser 2004-2CB, Cl 4A1
    5.000%, 03/25/19                 3,761         3,781
  Countrywide Alternative Loan
    Trust, Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                 3,000         3,042
  Countrywide Asset-Backed
    Certificates, Ser 2001-BC3, Cl A
    (F)
    1.855%, 12/25/31                   339           339
  Countrywide Asset-Backed
    Certificates, Ser 2003-C2, Cl 2A1
    (F)
    1.915%, 06/25/33                14,093        14,111
  Countrywide Asset-Backed
    Certificates, Ser 2004-3N, Cl
    NOTE (F)
    1.815%, 05/25/09                 5,611         5,611
  Countrywide Home Equity Loan
    Trust, Ser 1999-A, Cl CTFS
    (F)
    1.920%, 04/15/25                 2,463         2,465
  Countrywide Home Equity Loan
    Trust, Ser 2001-A, Cl A (F)
    1.840%, 04/15/27                 4,312         4,314
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2
    7.000%, 06/02/33                 4,200         4,503
  DLJ Commercial Mortgage, Ser
    1999-CG1, Cl A1B
    6.460%, 03/10/32                 3,175         3,511
  DLJ Commercial Mortgage, Ser
    1999-CG2, Cl A1B
    7.300%, 06/10/32                 3,600         4,110
  Delta Funding Home Equity Loan,
    Ser 1999-3, Cl A1A (F)
    2.010%, 09/15/29                 1,378         1,382
  Deutsche Mortgage & Asset
    Receiving, 1998-C1, CL A2
    6.538%, 06/15/31                 9,559         10,344
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  EMC Mortgage Loan Trust, Ser
    2002-AA, Cl A1 (F)
    2.085%, 05/25/39               $ 3,739        $3,753
  EQCC Trust, Ser 2002-1, Cl 2A (F)
    1.915%, 11/25/31                 1,892         1,896
  Equity One, Ser 2002-2, Cl AF3
    5.773%, 10/25/32                 7,700         7,938
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3
    7.775%, 07/25/28                   791           790
  First Horizon, Ser 2004-HE2, Cl
    A (F)
    1.835%, 02/25/34                11,014        11,000
  First Union National Bank, Ser
    2000-C2, Cl A2
    7.202%, 10/15/32                 1,630         1,872
  First Union-Lehman Brothers,
    1997-C2, Cl IO (F)
    1.452%, 11/18/29                 1,413            69
  Fleet Home Equity Trust, Ser
    2001-1, Cl A (F)
    1.810%, 05/20/31                   484           483
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                 1,856         1,853
  GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
    6.945%, 09/15/33                 4,100         4,599
  GMAC Commercial Mortgage
    Securities, Ser 1999-C3, Cl A2
    7.179%, 08/15/36                 5,074         5,634
  GMAC Commercial Mortgage
    Securities, Ser 2003-FL1A, Cl A (F)
    1.929%, 03/11/15                 3,375         3,375
  GS Mortgage, Ser 2004-GG2, Cl A4
    4.964%, 08/01/38                 5,070         5,254
  GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
    2.015%, 02/25/33                 7,508         7,531
  Goldman Sachs Mortgage
    Securities, Ser 1998-2, Cl A
    7.750%, 05/19/27                     4             4
  Green Tree Financial, Ser
    1996-5, Cl A6
    7.750%, 07/15/27                 1,710         1,858
  Green Tree Financial, Ser
    1998-6, Cl A6
    6.270%, 06/01/30                 1,300         1,334
  Household Home Equity Loan
    Trust, Ser 2002-1, Cl M (F)
    2.420%, 12/22/31                   576           576
  IMPAC CMB Trust, CMO, Ser
    2002-2, Cl A1 (F)
    1.895%, 08/25/32                 3,610         3,613
  IMPAC CMB Trust, Ser 2002-5, Cl
    A1 (F)
    1.985%, 07/25/32                 5,463         5,474
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (F)
    1.995%, 12/25/33                 9,904         9,904
  JP Morgan Chase Commercial
    Mortgage, Ser 1997-C5, Cl X (F)
    1.495%, 09/15/29                 5,670           258
  JP Morgan Chase Commercial
    Mortgage, Ser 2001-CIBC, Cl A3
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    6.260%, 03/15/33               $ 5,735        $6,345
  JP Morgan Chase Commercial
    Mortgage, Ser 2004-LN2, Cl A1
    4.475%, 07/15/41                 5,190         5,222
  Lehman Brothers, Ser 1998-C4,
    Cl A1B
    6.210%, 10/15/35                 4,800         5,232
  Lehman Brothers, Ser 2000-C4,
    Cl A2
    7.370%, 08/15/26                 6,965         8,060
  MLCC Mortgage Investors, Ser
    2004-B, Cl A3
    2.899%, 05/25/29                 5,944         5,972
  Master Alternative Loans Trust,
    Ser 2004-4, Cl 1A1
    5.500%, 05/25/34                 3,595         3,640
  Mellon Residential Funding, Ser
    2001-HEIL, Cl A4
    6.615%, 02/25/21                 4,341         4,468
  Merrill Lynch Mortgage
    Investors, Ser 1996-C2, Cl A3
    6.960%, 11/21/28                 3,684         3,910
  Merrill Lynch Mortgage
    Investors, Ser 1998-C1, Cl A1
    6.310%, 11/15/26                   678           699
  Merrill Lynch Mortgage
    Investors, Ser 2002-NC1, Cl
    A1 (F)
    1.935%, 05/25/33                   387           387
  Merrill Lynch Mortgage
    Investors, Ser 2003-WMC1, Cl
    A2 (F)
    1.975%, 11/25/33                12,573        12,595
  Mesa Trust Asset Backed
    Certificates, Ser 2002-3, Cl
    A, IO (H)
    5.000%, 04/18/05                 4,234            90
  Metropolitan Asset Funding, Ser
    1997-B, Cl A1D
    7.130%, 03/20/12                 1,258         1,257
  Metropolitan Asset Funding, Ser
    1998-A, Cl A4 (C)
    6.981%, 01/20/26                   210           211
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                 4,685         4,504
  Money Store SBA Loan Trust, Ser
    1999-1, Cl A (F)
    2.300%, 07/15/25                   444           441
  Morgan Stanley, Ser 2003-NC8,
    Cl A2 (F)
    1.975%, 09/25/33                 7,564         7,585
  Nomura Asset Securities, Ser
    1996-MD5, Cl A1B
    7.120%, 04/13/39                 3,000         3,193
  Nomura Asset Securities, Ser
    1998-D6, Cl A1B
    6.590%, 03/15/30                 2,055         2,262
  Novastar Home, Ser 1998-2, Cl A2 (F)
    1.685%, 08/25/28                   654           654
  Oakwood Mortgage Investors, Ser
    2002-C, Cl A, IO (H)
    6.000%, 08/15/10                 9,684         2,019
  Oncor Electric Delivery
    Transition Bond, Ser 2003-1,
    Cl A2
    4.030%, 02/15/12                 3,130         3,179
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    1.915%, 01/25/32               $ 2,251        $2,254
  Origen Manufactured Housing,
    Ser 2002-A, Cl A1 (A) (F)
    1.840%, 05/15/32                   140           140
  Residential Accredit Loan, Ser
    1997-QS8, Cl A10
    7.500%, 08/25/27                    66            66
  Residential Asset Mortgage
    Products, Ser 2003-RZ4, Cl A1
    1.765%, 06/25/24                 3,304         3,305
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                 6,876         7,141
  Residential Asset Mortgage, Ser
    2002-RS5, Cl AI5
    5.410%, 09/25/32                10,000        10,313
  Residential Asset Mortgage, Ser
    2002-RS6, Cl AI5
    5.650%, 11/25/32                 6,000         6,266
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (F)
    1.985%, 11/25/32                 9,227         9,246
  Residential Funding Mortgage
    Securities, Ser 2000-HI1, Cl
    AI7
    8.290%, 02/25/25                 8,178         8,551
  Ryland Mortgage Securities,
    CMO, Ser 1994-7A, Cl A2
    7.000%, 08/25/25                   117           117
  SASC, Ser 2003-AL2, Cl A
    3.357%, 01/25/31                 4,108         3,843
  Salomon Brothers Mortgage
    Securities, Ser 2000-C3, Cl
    A2
    6.592%, 12/18/33                 4,190         4,686
  Start, Ser 2003-1
    1.620%, 01/21/10                 6,126         6,126
  Start, Ser 2003-2 (C) (F)
    1.549%, 01/21/09                 7,336         7,334
  Structured Asset Investment
    Loan Trust, Ser 2003-BC7, Cl
    1A1 (F)
    1.745%, 07/25/33                 3,300         3,300
  Structured Asset Securities,
    Ser 2002-26, Cl 1A4
    5.300%, 01/25/33                 2,268         2,266
  Washington Mutual Mortgage, Ser
    2002-MS12, Cl A
    6.500%, 05/25/32                   374           380
  Washington Mutual Mortgage, Ser
    2003-MS1, Cl 1A
    5.000%, 02/25/18                 2,664         2,647
  Washington Mutual Mortgage, Ser
    2003-MS2, Cl 3A1
    5.000%, 03/25/18                 8,981         9,126
  Washington Mutual, Ser
    2002-AR18, Cl A (F)
    4.161%, 01/25/33                 5,870         5,894
  Washington Mutual, Ser
    2004-AR10, Cl A2A (F)
    1.865%, 07/25/44                10,421        10,398
  Wells Fargo, Ser 2002-D, Cl 1A2
    5.681%, 08/25/32                   524           528
  Wells Fargo, Ser 2003-3, Cl
    1A21
    5.250%, 04/25/33                 4,617         4,647
                                            -------------
                                                 422,590
                                            -------------
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES  -- 0.1%
  Embarcadero Aircraft, Ser
    2000-A, Cl A1 (F)
    2.080%, 08/15/25               $ 4,800   $     2,208
  Tobacco Settlemennt, Ser
    2001-A, Cl A
    6.360%, 05/15/25                 1,548         1,512
                                            ------------
                                                   3,720
                                            ------------
Total Asset-Backed Securities                    568,088
  (Cost $569,956) ($ Thousands)             ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 13.5%
  FHLB
   4.500%, 09/16/13                    180           180
   3.625%, 11/14/08                    100           100
  FHLB (A)
   1.470%, 09/01/04                 84,300        84,300
  FHLMC
   6.625%, 09/15/09                 10,518        11,899
   5.000%, 07/15/14                  3,526         3,627
   2.875%, 12/15/06                 25,606        25,686
  FHLMC (A)
   1.582%, 11/30/04                  6,200         6,175
  FHLMC (K)
   4.625%, 05/28/13                  2,450         2,436
   4.500%, 12/16/10                 11,535        11,563
   4.125%, 02/24/11                  6,580         6,491
   3.875%, 11/10/08 to 01/12/09     14,660        14,764
   3.500%, 04/01/08                  3,300         3,298
   2.000%, 11/18/05                  8,609         8,604
  FHLMC (K) (A)
   1.676%, 12/06/04                  8,710         8,671
  FHLMC CMO, Ser 1, Cl Z
   9.300%, 04/15/19                     74            74
  FHLMC CMO, Ser 1081, Cl K
   7.000%, 05/15/21                  1,518         1,524
  FHLMC CMO, Ser 1101, Cl M
   6.950%, 07/15/21                    944           947
  FHLMC CMO, Ser 2332, Cl ZH
   7.000%, 07/15/31
  FHLMC CMO, Ser 2544, Cl IW, IO
   5.500%, 03/15/26                  4,400           613
  FHLMC (A)
   1.680%, 12/13/04                 12,819        12,758
  FHLMC (A) (K)
   5.200%, 12/20/04                 34,578        34,399
  FHLMC, Ser 1611, Cl Z
   6.500%, 11/15/23                  8,338         9,008
  FHLMC, Ser 1983, Cl Z
   6.500%, 12/15/23                  2,159         2,238
  FHLMC, Ser 2043, Cl CJ
   6.500%, 04/15/28                  6,625         7,033
  FHLMC, Ser 2389, Cl CD
   6.000%, 03/15/16                  7,500         7,818
  FHLMC, Ser 2480, Cl QJ
   6.000%, 02/15/30                  2,164         2,185
  FHLMC, Ser 2579, Cl PI, IO
   5.500%, 03/15/27                  5,054           418
  FHLMC, Ser 2588, Cl LG
   5.500%, 03/15/32                  8,543         1,139
  FHLMC, Ser 2621, Cl LJ, IO
   5.500%, 12/15/26                  3,367           407
  FHLMC, Ser 2625, Cl IO, IO
   5.000%, 12/15/31                  3,461           501
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  FHLMC, Ser 2630, Cl KN
   2.500%, 04/15/13                $ 2,912       $ 2,835
  FHLMC, Ser 2631, Cl IJ, IO
   5.000%, 10/15/26                  2,150           394
  FHLMC, Ser 2731, Cl PK
   3.500%, 05/15/26                  6,987         6,985
  FHLMC, Ser 2733, Cl ME
   5.000%, 01/15/34                  6,302         6,011
  FHLMC, Ser 2736, Cl DB
   3.300%, 11/15/26                  4,415         4,369
  FHLMC, Ser 2791,  Cl VD
   5.000%, 02/15/21                    746           731
  FHLMC, Ser 2791, Cl VJ
   5.000%, 02/15/21                    883           866
  FHLMC, Ser 2791, Cl Vl
   5.000%, 02/15/21                    807           793
  FHLMC, Ser 2809, Cl HX, IO
   6.000%, 10/15/24                  5,668           671
  FHLMC, Ser 2829, Cl DK
   4.500%, 07/15/19                    691           660
  FHLMC, Ser 2835, Cl NG
   5.500%, 07/15/33                  3,286         3,318
  FHLMC, Ser 2840, Cl NE
   5.500%, 03/15/33                  1,719         1,733
  FNMA
   6.625%, 10/15/07                 25,386        28,053
   1.750%, 06/16/06                    960           947
  FNMA (A)
   1.719%, 12/20/04                 50,210        49,951
   1.482%, 09/09/04                 19,750        19,743
   1.460%, 11/17/04                  3,470         3,458
  FNMA (A) (B)
   1.025%, 09/08/04                  7,230         7,228
  FNMA (K)
   7.125%, 06/15/10                  6,000         6,968
   3.125%, 03/16/09                  3,090         3,011
  FNMA (K) (A)
   3.546%, 04/05/07                  8,070         7,966
  FNMA , Ser 2002-55, Cl H
   6.000%, 08/25/29                    715           718
  FNMA , Ser 2003-24, Cl PA
   4.500%, 11/25/09                  6,369         6,445
  FNMA , Ser 2003-79, Cl KA
   3.750%, 05/25/11                  2,100         2,112
  FNMA CMO, Ser  2003-16, Cl KA
   6.000%, 04/25/30                    578           583
  FNMA CMO, Ser 1991-156, Cl A
   7.500%, 10/25/21                      1             1
  FNMA CMO, Ser 1999-11, Cl Z
   5.500%, 03/25/29                  5,815         5,805
  FNMA CMO, Ser 2002-65, Cl TP
   7.000%, 03/25/31                  1,724         1,762
  FNMA, Ser 2001-60, Cl JZ
   6.000%, 03/25/31                  1,535         1,570
  FNMA, Ser 2002-22, Cl PE
   6.500%, 11/25/30                  2,846         2,879
  FNMA, Ser 2002-82, Cl XJ
   4.500%, 09/25/12                  1,887         1,910
  FNMA, Ser 2002-94, Cl BJ, IO
   5.500%, 04/25/16                  1,556           130
  FNMA, Ser 2003-13, Cl GA
   4.500%, 06/25/32                  4,131         4,183
  FNMA, Ser 2003-32, Cl KA
   5.000%, 07/25/13                    957           974
  FNMA, Ser 2003-41, Cl YN
   4.000%, 05/25/17                  2,088         2,108
  FNMA, Ser 2003-87, Cl TJ
----------------------------------------------------------------
                               Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
   4.500%, 09/25/18                $ 2,475       $ 2,389
  FNMA, Ser 2004-42, Cl LE
   5.500%, 07/20/33                  1,193         1,217
  FNMA, Ser 342, Cl 2, IO
   6.000%, 09/01/33                  5,832         1,188
  Freddie Mac, 2.85% 2/23/2007
    (K)
   2.850%, 02/23/07                  8,250         8,245
  GNMA CMO, Ser  2001-18, Cl WH
    (F)
   25.200%, 04/20/31                   845         1,003
  GNMA CMO, Ser  2002-51, Cl SG
    (F)
   25.566%, 04/20/31                   734           901
  GNMA, Ser 2003-113, Cl AE
   4.250%, 08/16/26                  4,714         4,718
  GNMA, Ser 2003-58, Cl LG, IO
   5.500%, 05/17/29                  3,000           718
  GNMA, Ser 2003-82, Cl IO, IO
   5.500%, 03/20/29                  9,877         1,329
  GNMA, Ser 2004-22, Cl BK
   3.470%, 04/20/34                  5,895         5,848
  GNMA, Ser 2004-44, Cl PD
   5.500%, 04/20/33                  2,236         2,275
  GNMA, Ser 2004-54, Cl LE
   5.500%, 08/20/33                  2,510         2,554
  SLMA
   4.180%, 04/01/09                  4,050         4,061
  SLMA, Ser 2003-3, Cl A2 (F)
   1.540%, 06/15/10
  Small Business Administration,
    Ser 2003-P10A, Cl 1 (F)
   4.524%, 02/10/13                  4,671         4,678
  TVA
   7.125%, 05/01/30                  3,440         4,212
                                            -------------
Total U.S. Government Agency Obligations         502,063
  (Cost $498,773) ($ Thousands)             -------------


COMMERCIAL PAPER (A)  -- 6.5%
FINANCIALS -- 6.5%
  Atlantis One Funding (L)
    1.313%, 11/02/04                12,069        12,041
  AJAX Bambino Funding (L)
    1.621%, 09/17/04                12,069        12,060
  Altria Group
    2.362%, 10/22/04                 2,700         2,700
  Bradford & Bingley (L)
    1.180%, 09/10/04                12,069        12,065
  Broadhead Funding (L)
    1.621%, 09/13/04                12,069        12,062
  CIT Group (L)
    1.213%, 11/22/04                 8,689         8,665
    1.182%, 10/25/04                 6,565         6,554
  CRE-8 Funding (L)
    1.660%, 09/01/04                14,482        14,482
  Cit Group
    1.000%, 12/02/04                15,135        15,069
  Daimler Chrysler
    1.510%, 10/25/04                14,615        14,582
  Golden Fish (L)
    1.657%, 09/24/04                 4,827         4,822
    1.652%, 09/21/04                 7,056         7,050
    1.631%, 09/16/04                 5,339         5,336
    1.631%, 09/14/04                 9,670         9,665
    1.631%, 09/15/04                 9,816         9,665
  Harrier Finance Funding (L)
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
August 31, 2004

----------------------------------------------------------------
                        Shares/Face Amount  Market Value
Description                   ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    1.888%, 11/22/04               $   103   $       102
  Harwood (L)
    1.611%, 09/15/04                 3,693         3,692
  Hertz
    2.040%, 03/24/05                 2,860         2,860
  Household
    1.370%, 10/05/04                14,855        14,833
  Main Street Warehouse (L)
    1.621%, 09/15/04                24,402        24,386
  TMC (L)
    1.642%, 09/21/04                 6,034         6,029
    1.641%, 09/15/04                17,418        17,407
    1.641%, 09/13/04                12,069        12,062
  Tannehill Capital (L)
    1.302%, 10/06/04                15,287        15,267
                                            -------------
Total Commercial Paper                           243,456
  (Cost $243,459) ($ Thousands)             -------------


CERTIFICATES OF DEPOSIT  -- 0.0%
  SunTrust Bank
    4.415%, 06/15/09                 1,285         1,317
                                            -------------
Total Certificates Of Deposit                      1,317
  (Cost $1,285) ($ Thousands)               -------------

CASH EQUIVALENTS  -- 2.7%
  AIM Investco Treasurer's Money
  Market Reserve Fund (L)        6,034,280         6,034
  Bear Stearns Master Notes (L) 24,137,121        24,137
  Evergreen Select Money Market
  Fund                             492,851           493
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A +       56,855,107        56,855
  National City Bank of Indiana
  Time Deposit (L)              14,482,273        14,482
                                            -------------
Total Cash Equivalents                           102,001
  (Cost $102,001) ($ Thousands)             -------------

MUNICIPAL BONDS  -- 0.1%
  California State, Department of
    Water, Ser E, RB
    3.975%, 05/01/05                 1,125         1,137
  Los Angeles County, California
    Taxable Pension Obligation,
    Ser D, RB, MBIA (E)
    7.725%, 06/30/10                   650           496
                                            -------------
Total Municipal Bonds                              1,633
  (Cost $1,535) ($ Thousands)               -------------


COMMON STOCK  -- 0.0%
  MCI (K)*                          86,072         1,482
                                            ------------
Total Common Stock                                 1,482
  (Cost $2,728) ($ Thousands)               ------------


REPURCHASE AGREEMENTS  -- 17.5%
Barclays 1.580%, dated 08/31/04,
  to be repurchased on 09/01/04,
  repurchase price $123,097,239
  (collateralized by U.S.
  Government Agency obligations,
  total market value:
  $125,554,264)   (L)              123,092       123,092
----------------------------------------------------------------
                     Contracts/Face Amount  Market Value
 Description                  ($ Thousands) ($ Thousands)
----------------------------------------------------------------
Deutsche Bank 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $5,069,018 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $5,170,335)   (L)                $ 5,069       $ 5,069
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $13,517,377 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $13,787,786)   (L)                13,517        13,517
Lehman Brothers 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $250,010,903 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $254,999,669)                    250,000       250,000
Merrill Lynch 1.570%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $248,910,855 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $253,875,050)                    248,900       248,900
UBS Paine Webber 1.580%, dated
  08/31/04, to be repurchased on
  09/01/04, repurchase price
  $12,069,090 (collateralized by
  U.S. Government Agency
  obligations, total market value:
  $12,309,980)  (L)                 12,069        12,069
                                            -------------
Total Repurchase Agreements                      652,647
  (Cost $652,647) ($ Thousands)             -------------


Total Investments -- 128.9%
  (Cost $4,755,866) ($ Thousands)(1)        $  4,816,054
                                            =============

WRITTEN OPTIONS -- 0.0%
  December 2004 10Yr. Treasury
  Note Call, Expires 11/26/04,
  Strike price $109                  (130)          (494)
  December 2004 10Yr. Treasury
  Note Call, Expires 11/26/04,
  Strike price $113                   (46)           (58)
  December 2004 10Yr. Treasury
  Note Put, Expires 11/26/04,
  Strike price $103                  (180)            (6)
  December 2004 Treasury Bond
  Future Call, Expires 11/26/04,
  Strike price $109                  (384)        (1,350)
                                            ------------
Total Written Options
  (Premium Received $(874)) ($ Thousands)   $     (1,908)
                                            ============

Percentages are based on Net Assets of $3,735,324,879.
* Non-income producing security.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) The rate reflected is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)


Core Fixed Income Fund
August 31, 2004


(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Schedule of
Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(G) Step Bonds -- The rate reflected on the Schedule of
Investments is the effective yield on August 31, 2004. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of August 31, 2004 was $5,467,768.
(I) Security in default on interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2004 was $23,347.
(K) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $787,544,020.
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $814,482,995.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $4,755,866, and the unrealized appreciation and depreciation were (000) $78,822 and $(18,634), respectively.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
Ser -- Series
SLMA -- Student Loan Marketing Association
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TVA -- Tennessee Valley Authority
Amounts designated as "--" are zero or have been rounded to zero.

Written options transactions entered into during the period June 1 through August 31, 2004 are summarized as follows:

------------------------------- ------------- --------------
                                Number of     Premium
                                Contracts     ($ Thousands)
------------------------------- ------------- --------------
Balance at beginning of period         2,820        $ 3,263
------------------------------- ------------- --------------
Written                                1,175          1,097
------------------------------- ------------- --------------
Expired                                 (852)          (811)
------------------------------- ------------- --------------
Exercised                                  -              -
------------------------------- ------------- --------------
Closing Buys                          (2,403)        (2,675)
------------------------------- ------------- --------------
Balance at end of period                 740          $ 874
------------------------------- ------------- --------------


The Fund had the following long (short) futures contracts open as of August 31, 2004:

----------------- --------- ------------- ---------- --------------
                  Number of  Contract                  Unrealized
Contract          Contracts  Value                     Gain (Loss)
Description                 ($ Thousands) Expiration   ($ Thousands)
----------------- --------- ------------- ---------- --------------
90 Day Euro$            89      $ 21,601  09/21/05           $ 199
----------------- --------- ------------- ---------- --------------
90 Day Euro$         1,239       302,254  06/16/05             891
----------------- --------- ------------- ---------- --------------
U.S. 10 Year
Agency Note           (26)       (2,920)  12/22/04               7
----------------- --------- ------------- ---------- --------------
U.S. 10 Year
Agency Note          (115)      (12,916)  12/22/04            (65)
----------------- --------- ------------- ---------- --------------
U.S. 10 Year
Agency Note           (50)       (5,673)  09/23/04           (137)
----------------- --------- ------------- ---------- --------------
U.S. 5 Year Note     (395)      (44,049)  09/23/04         (1,044)
----------------- --------- ------------- ---------- --------------
U.S. 5 Year Note     (171)      (18,925)  12/22/04           (126)
----------------- --------- ------------- ---------- --------------
U.S. 5 Year Note       266        29,439  12/22/04             65
----------------- --------- ------------- ---------- --------------
U.S. 5 Year Note     2,143       238,978  09/23/04          6,068
----------------- --------- ------------- ---------- --------------
U.S. Long
Treasury Bond           30         3,339  12/22/04             29
----------------- --------- ------------- ---------- --------------
U.S. Long
Treasury Bond         (18)       (2,026)  09/23/04           (100)
----------------- --------- ------------- ---------- --------------
                                                           $5,787
----------------- --------- ------------- ---------- --------------


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Bond Fund
August 31, 2004

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 76.8%
CONSUMER DISCRETIONARY -- 3.4%
  Ford Motor
    8.900%, 01/15/32               $     27       $        30
  General Motors
    8.375%, 07/15/33                    237               252
  Harcourt General
    7.200%, 08/01/27                     86                98
  Lowe's
    6.500%, 03/15/29                     36                40
  Rockwell Automation
    5.200%, 01/15/98                    136               110
  Target MTN, Ser I
    4.875%, 05/15/18                    181               177
  Viacom
    7.875%, 09/01/23                     84               100
    7.875%, 07/30/30                    285               347
                                                  ------------
                                                        1,154
                                                  ------------
CONSUMER STAPLES -- 7.5%
  Anheuser Busch
    5.000%, 03/01/19                    378               372
  Archer Daniels Midland
    5.935%, 10/01/32                    345               355
  Coca-Cola Enterprises
    6.750%, 09/15/23                    914             1,027
  Nabisco
    7.550%, 06/15/15                     45                54
  Procter & Gamble
    5.500%, 02/01/34                    331               329
  Wal-Mart Stores
    7.550%, 02/15/30                    323               406
                                                  ------------
                                                        2,543
                                                  ------------
ENERGY -- 4.0%
  British Transco Finance
    6.625%, 06/01/18                     68                77
  Conoco
    6.950%, 04/15/29                    770               885
  Suncor Energy
    7.150%, 02/01/32                    258               305
  Trans-Canada Pipelines
    5.600%, 03/31/34                     82                80
                                                  ------------
                                                        1,347
                                                  ------------
FINANCIALS -- 44.2%
  Abbey National (B)
    8.963%, 12/29/49                    758             1,016
  Aetna
    7.625%, 08/15/26                     50                58
  Allstate
    5.350%, 06/01/33                    129               119
  American General Capital
    8.500%, 07/01/30                    231               309
  Assured Guaranty
    7.000%, 06/01/34                     63                68
  Bank of America (A)
    8.070%, 12/31/26                  1,267             1,453
  BankBoston Capital Trust I, Ser
    B
    8.250%, 12/15/26                    145               168
  Bear Stearns
    5.700%, 11/15/14                    121               127

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Citigroup
    5.875%, 02/22/33               $  1,633       $     1,616
  Credit Suisse First Boston
    7.125%, 07/15/32                     57                66
    5.125%, 01/15/14                    332               335
  Farmers Exchange Capital (A)
    6.000%, 08/01/14                    165               168
  First Union National Bank
    6.500%, 12/01/28                     61                66
  GE Global Insurance
    6.450%, 03/01/19                  1,465             1,564
  Genworth Financial
    6.500%, 06/15/34                    181               193
  Goldman Sachs Group
    6.345%, 02/15/34                    978               979
  HSBC Capital Funding (A) (B)
    10.176%, 06/30/30                    62                92
    6.071%, 06/30/49                     30                32
  HSBC Capital Trust (A)
    8.380%, 05/15/27                      9                10
  Household Finance
    7.625%, 05/17/32                     82               100
  JP Morgan Chase
    5.250%, 05/01/15                  1,253             1,269
  Lehman Brothers Holdings
    4.800%, 03/13/14                    253               249
  Lincoln National
    4.750%, 02/15/14                     29                28
  Lion Connecticut Holding
    7.250%, 08/15/23                     12                14
  March & Mclennan
    5.875%, 08/01/33                    185               185
  Merrill Lynch
    6.500%, 07/15/18                    716               792
  Met Life Insurance
    7.800%, 11/01/25                     18                22
  Metlife
    6.375%, 06/15/34                    235               246
  Morgan Stanley
    7.250%, 04/01/32                     58                68
    4.750%, 04/01/14                    320               310
  NBD Bank
    8.250%, 11/01/24                     72                90
  National Archives Facility
    Trust
    8.500%, 09/01/19                     78                96
  National Rural Utilities MTN,
    Ser C
    8.000%, 03/01/32                    320               408
  Nationwide Mutual Insurance
    6.600%, 04/15/34                    305               302
  Prudential Financial MTN, Ser B
    5.750%, 07/15/33                    264               256
  Royal Bank of Scotland
    7.648%, 08/31/49                    681               801
  SLM MTN
    5.625%, 08/01/33                    446               424
  UBS
    7.750%, 09/01/26                     22                27
  US Bank
    4.800%, 04/15/15                     37                36
  Wachovia
    5.250%, 08/01/14                    726               743
                                                  ------------
                                                       14,905
                                                  ------------
HEALTH CARE -- 0.5%
  Becton Dickinson
    7.000%, 08/01/27                     18                21

--------------------------------------------------------------------------------
           SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Bond Fund
August 31, 2004

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
   Bristol Meyers Squibb
    6.800%, 11/15/26               $     99       $       112
  Johnson & Johnson
    6.950%, 09/01/29                     22                27
                                                  ------------
                                                          160
                                                  ------------
INDUSTRIALS -- 2.3%
  American West Airlines, Ser
    2001-1
    7.100%, 04/02/21                    190               204
  Boeing
    8.750%, 09/15/31                     49                66
  Caterpillar
    7.300%, 05/01/31                    192               236
  Deere
    6.550%, 10/01/28                    148               164
  Delta Air Lines, Ser 02-1, Cl
    G-1
    6.718%, 01/02/23                     43                45
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                     39                43
  United Technologies
    6.700%, 08/01/28                     25                29
                                                  ------------
                                                          787
                                                  ------------
MATERIALS -- 0.8%
  Dow Chemical
    7.375%, 11/01/29                    239               276
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS -- 10.7%
  Alltel
    7.875%, 07/01/32                     98               118
  Ameritech Capital Funding
    6.450%, 01/15/18                    523               568
  BellSouth
    7.875%, 02/15/30                    927             1,112
  Telefonica Europe
    8.250%, 09/15/30                    133               171
  Verizon Global Funding
    7.750%, 06/15/32                    925             1,094
  Vodafone Group
    4.625%, 07/15/18                    582               544
                                                  ------------
                                                        3,607
                                                  ------------
INFORMATION TECHNOLOGY -- 2.9%
  International Business Machines
    7.125%, 12/01/96                    833               974
                                                  ------------
UTILITIES -- 0.5%
  Florida Power & Light
    5.650%, 02/01/35                     81                81
  Public Service Electric & Gas,
    Ser SS
    7.000%, 09/01/24                     18                18
  South Carolina Electric & Gas
    (A)
    5.800%, 01/15/33                     69                70
                                                  ------------
                                                          169
                                                  ------------
Total Corporate Obligations
  (Cost $25,496) ($ Thousands)                         25,922
                                                  ------------


----------------------------------------------------------------
                               Shares/Face Amount   Market Value
Description                    ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS  -- 18.1%
   U.S. Treasury Bonds
      8.750%, 05/15/17             $  2,850       $     4,018
      5.375%, 02/15/31                1,961             2,088
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $5,964) ($ Thousands)                           6,106
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.9%
   FHLMC (C)
      1.690%, 12/20/04                  128               127
      1.680%, 12/13/04                  148               147
  FHLMC, Ser 2748, Cl ZT
      5.500%, 02/15/24                   74                72
  FNMA, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                   98               101
  FNMA, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                  106               107
  FNMA, Ser 2004-31, Cl MZ
      4.250%, 05/25/34                  101                78
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $602) ($ Thousands)                               632
                                                  ------------

CASH EQUIVALENT  -- 2.1%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A +           714,493               714
                                                  ------------
Total Cash Equivalent
  (Cost $714) ($ Thousands)                               714
                                                  ------------

Total Investments -- 98.9%
  (Cost $32,776) ($ Thousands)(1)                 $    33,374
                                                  ============
Percentages are based on Net Assets of $33,736,762.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(C) The rate reported is the effective yield at time of purchase.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $32,776, and the unrealized appreciation and depreciation were (000) $599 and $(1), respectively.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
           SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Bond Fund
August 31, 2004

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 83.8%
CONSUMER DISCRETIONARY -- 4.1%
  Ford Motor
    8.900%, 01/15/32                $       116   $       131
  General Motors
    8.375%, 07/15/33                        240           255
  Harcourt General
    7.200%, 08/01/27                         91           104
  Lowe's
    6.500%, 03/15/29                        164           180
  Rockwell Automation
    5.200%, 01/15/98                        164           132
  Target MTN, Ser I
    4.875%, 05/15/18                        195           191
  Viacom
    7.875%, 09/01/23                        376           446
    7.875%, 07/30/30                         12            15
                                                  ------------
                                                        1,454
                                                  ------------
CONSUMER STAPLES -- 7.9%
  Anheuser Busch
    5.000%, 03/01/19                        388           381
  Archer Daniels Midland
    5.935%, 10/01/32                        365           376
  Coca-Cola Enterprises
    6.750%, 09/15/23                        956         1,074
  Nabisco
    7.550%, 06/15/15                        205           245
  Procter & Gamble
    5.500%, 02/01/34                        342           340
  Wal-Mart Stores
    7.550%, 02/15/30                        342           430
                                                  ------------
                                                        2,846
                                                  ------------
ENERGY -- 5.5%
  British Transco Finance
    6.625%, 06/01/18                        312           354
  Conoco
    6.950%, 04/15/29                        805           926
  Suncor Energy
    7.150%, 02/01/32                        272           322
  Trans-Canada Pipelines
    5.600%, 03/31/34                        368           357
                                                  ------------
                                                        1,959
                                                  ------------
FINANCIALS -- 46.6%
  Abbey National (B)
    8.963%, 12/29/49                        802         1,075
  Allstate
    5.350%, 06/01/33                        141           130
  American General Capital
    8.500%, 07/01/30                        246           329
  Assured Guaranty
    7.000%, 06/01/34                         88            94
  Bank of America (A)
    8.070%, 12/31/26                        828           949
  BankBoston Capital Trust I, Ser
    B
    8.250%, 12/15/26                        655           759
  Bear Sterns
    5.700%, 11/15/14                        123           129
  Citigroup
    5.875%, 02/22/33                      1,722         1,704
  Credit Suisse First Boston
----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    7.125%, 07/15/32                $       249   $       290
    5.125%, 01/15/14                        135           136
  Farmers Exchange Capital (A)
    6.000%, 08/01/14                        170           173
  First Union National Bank
    6.500%, 12/01/28                        273           294
  GE Global Insurance
    6.450%, 03/01/19                      1,535         1,639
  Genworth Financial
    6.500%, 06/15/34                        190           202
  Goldman Sachs Group
    6.345%, 02/15/34                      1,022         1,023
  HSBC Capital Funding (A)
    6.071%, 06/30/49                        135           143
  HSBC Capital Funding (A) (B)
    10.176%, 06/30/30                        46            68
  HSBC Capital Trust (A)
    8.380%, 05/15/27                         41            47
  Household Finance
    7.625%, 05/17/32                        367           448
  JP Morgan Chase
    5.250%, 05/01/15                      1,024         1,037
  Lehman Brothers Holdings
    4.800%, 03/13/14                        274           269
  Lincoln National
    4.750%, 02/15/14                        131           128
  Lion Connecticut Holding
    7.250%, 08/15/23                         52            60
  March & Mclennan
    5.875%, 08/01/33                        188           188
  Merrill Lynch
    6.500%, 07/15/18                        753           833
  Metropolitan Life Insurance
    7.800%, 11/01/25                         82           100
  Metlife
    6.375%, 06/15/34                        165           173
  Morgan Stanley
    7.250%, 04/01/32                        262           308
    4.750%, 04/01/14                        108           104
  NBD Bank
    8.250%, 11/01/24                        328           410
  National Archives Facility
    Trust
    8.500%, 09/01/19                        343           424
  National Rural Utilities MTN,
    Ser C
    8.000%, 03/01/32                        334           426
  Nationwide Mutual Insurance
    6.600%, 04/15/34                        315           312
  Prudential Financial MTN, Ser B
    5.750%, 07/15/33                        276           268
  Royal Bank of Scotland
    7.648%, 08/31/49                        704           828
  SLM MTN
    5.625%, 08/01/33                        461           438
  UBS
    7.750%, 09/01/26                         98            122
  US Bank
    4.800%, 04/15/15                        163           160
  Wachovia
    5.250%, 08/01/14                        540           553
                                                  ------------
                                                       16,773
                                                  ------------
HEALTH CARE -- 0.9%
  Becton Dickinson
    7.000%, 08/01/27                         82            95
  Bristol Meyers Squibb
    6.800%, 11/15/26                        101           114
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Bond Fund
August 31, 2004

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Johnson & Johnson
    6.950%, 09/01/29                $    98       $       119
                                                  ------------
                                                          328
                                                  ------------
INDUSTRIALS -- 4.0%
  American West Airlines, Ser
    2001-1
    7.100%, 04/02/21                    195               210
  Boeing
    8.750%, 09/15/31                    221               299
  Caterpillar
    7.300%, 05/01/31                    203               249
  Deere
    6.550%, 10/01/28                    152               169
  Delta Air Lines, Ser 02-1, Cl
    G-1
    6.718%, 01/02/23                    196               203
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                    175               192
  United Technologies
    6.700%, 08/01/28                    115               130
                                                  ------------
                                                        1,452
                                                  ------------
INFORMATION TECHNOLOGY -- 2.9%
  International Business Machines
    7.125%, 12/01/96                    874             1,021
                                                  ------------
MATERIALS -- 0.8%
  Dow Chemical
    7.375%, 11/01/29                    251               290
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS -- 10.5%
  Alltel
    7.875%, 07/01/32                    102               124
  Ameritech Capital Funding
    6.450%, 01/15/18                    546               593
  BellSouth
    7.875%, 02/15/30                    980             1,175
  Telefonica Europe
    8.250%, 09/15/30                    140               180
  Verizon Global Funding
    7.750%, 06/15/32                    968             1,145
  Vodafone Group
    4.625%, 07/15/18                    605               565
                                                  ------------
                                                        3,782
                                                  ------------
UTILITIES -- 0.6%
  Florida Power & Light
    5.650%, 02/01/35                     82                82
  Public Service Electric & Gas,
    Ser SS
    7.000%, 09/01/24                     82                84
  South Carolina Electric & Gas
    5.800%, 01/15/33                     62                63
                                                  ------------
                                                          229
                                                  ------------
Total Corporate Obligations
  (Cost $29,371) ($ Thousands)                         30,134
                                                  ------------

U.S. TREASURY OBLIGATIONS  -- 26.9%
  U.S. Treasury Bonds
   8.750%, 05/15/17                      38                53
   5.375%, 02/15/31                     319               340
  U.S. Treasury Bonds Forward
    Commitments
   6.125%, 11/15/27                   8,090             9,232

----------------------------------------------------------------
                              Shares/Face Amount    Market Value
 Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  U.S. Treasury Notes
   4.250%, 08/15/13                 $    61       $        62
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $9,602) ($ Thousands)                           9,687
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
  FHLMC (C)
   1.690%, 12/20/04                     275               274
   1.680%, 12/13/04                     315               313
  FHLMC, Ser 2748, Cl ZT
   5.500%, 02/15/24                     313               306
  FNMA, Ser 2003-122, Cl ZQ
   6.000%, 12/25/33                     427               437
  FNMA, Ser 2004-12, Cl ZX
   6.000%, 03/25/34                     388               392
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $1,601) ($ Thousands)                           1,722
                                                  ------------

CASH EQUIVALENT  -- 3.8%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A +         1,366,271             1,366
                                                  ------------
Total Cash Equivalent
  (Cost $1,366) ($ Thousands)                           1,366
                                                  ------------

Total Investments -- 119.3%
  (Cost $41,940) ($ Thousands)(1)                 $    42,909
                                                  ============
Percentages are based on Net Assets of $35,978,703.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(C) The rate reflected is the effective yield at time of purchase.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $41,940, and the unrealized appreciation and depreciation were (000) $27,517 and $(26,548), respectively.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Bond Fund
August 31, 2004

The Fund had the following Swap Agreements open as of August 31, 2004:

------------------------------------- ----------- ----------------------

                                                       Net Unrealized
                                         Notional       Appreciation
Description                                Amount      ($ Thousands)
------------------------------------- ----------- ----------------------
Receive at fixed rate of 5.566% and
pay at floating rate based on 3
month LIBOR                                               $ 139
(Counter Party: Credit Suisse First    3,245,000
Boston)
------------------------------------- ----------- ----------------------
Receive at fixed rate of 5.689% and
pay at floating rate based on 3
month LIBOR                            10,000,000           612
(Counter Party: Deutsche Bank)
------------------------------------- ----------- ----------------------
Receive at fixed rate of 5.694% and
pay at floating rate based on 3
month LIBOR                            13,300,000           825
(Counter Party: Credit Suisse First
Boston)
------------------------------------- ----------- ----------------------
Total                                                   $ 1,576
------------------------------------- ----------- ----------------------

LIBOR -- London InterBank Offering Rate

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
            SEI Institutional Investments Trust/Quarterly Report/August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
COMMON STOCK -- 94.0%
AUSTRALIA -- 2.6%
  Amcor                                183,600    $        950
  Australia & New Zealand Banking
  Group                                 72,235             936
  BHP Billiton (B)                   1,188,800          11,022
  BlueScope Steel                      220,000           1,220
  Brambles Industries (B)               82,400             393
  Foster's Group                       152,531             503
  Insurance Australia Group            141,000             506
  National Australia Bank (B)          442,926           8,335
  Newcrest Mining                      381,630           4,015
  Promina Group                        177,900             536
  QBE Insurance Group                  522,417           4,667
  Rinker Group                         105,060             646
  Telstra                              831,853           2,820
  Wesfarmers                            40,200             853
  Westpac Banking                       70,700             841
  WMC Resources                         98,500             342
  Woolworths                           107,700             962
                                                  -------------
                                                        39,547
                                                  -------------
AUSTRIA -- 0.4%
  Erste Bank der
  Oesterreichischen Sparkassen*         30,800           1,171
  OMV                                   10,300           2,353
  Telekom Austria                      231,373           3,234
                                                  -------------
                                                         6,758
                                                  -------------
BELGIUM -- 0.4%
  Belgacom                               8,400             280
  Delhaize Group                        19,900           1,119
  Fortis                                92,040           2,045
  KBC Bancassurance Holding             31,800           1,913
  UCB                                   10,600             515
                                                  -------------
                                                         5,872
                                                  -------------
BRAZIL -- 0.1%
  Cia de Saneamento Basico do
  Estado de Sao Paulo                6,170,000             297
  Cia Vale do Rio Doce ADR              11,800             682
  Gerdau ADR                            31,300             515
  Uniao de Bancos Brasileiros GDR       23,300             534
                                                  -------------
                                                         2,028
                                                  -------------
CANADA -- 1.6%
  Abitibi-Consolidated                  60,800             359
  Alcan                                116,400           5,047
  Bank of Nova Scotia                  121,800           3,326
  Bombardier, Cl B                      70,600             162
  Great-West Lifeco                     21,100             822
  Inco*                                 44,800           1,529
  Manulife Financial                    79,500           3,288
  QLT*                                  77,400           1,200
  Research In Motion*                   46,400           2,794
  Royal Bank of Canada                  48,713           2,197
  TELUS                                 38,500             721
  Thomson                              111,400           3,672
                                                  -------------
                                                        25,117
                                                  -------------
CHINA -- 0.2%
  China Petroleum & Chemical         1,106,000             432

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  China Telecom                      8,410,000    $      2,696
                                                  -------------
                                                         3,128
                                                  -------------
DENMARK -- 0.3%
  Danske Bank                           62,800           1,516
  Novo-Nordisk                          46,000           2,450
  TDC                                   31,000           1,090
                                                  -------------
                                                         5,056
                                                  -------------
FINLAND -- 0.6%
  Fortum (B)                            67,600             949
  Kesko (B)*                           106,300           2,319
  Nokia*                               499,814           5,844
  UPM-Kymmene (B)*                      39,800             759
                                                  -------------
                                                         9,871
                                                  -------------
FRANCE -- 9.9%
  Accor                                 45,700           1,927
  Air Liquide                           18,126           2,833
  Aventis                              167,114          13,932
  AXA                                  409,000           8,346
  BNP Paribas                          149,527           9,044
  Bouygues                             214,860           7,387
  Carrefour*                            21,300             999
  Christian Dior                        53,900           3,085
  Cie Generale D'Optique Essilor
  International                         21,500           1,317
  Credit Agricole                       97,618           2,456
  Dassault Systemes (B)                114,300           4,902
  France Telecom*                      621,726          14,681
  Groupe Danone*                       122,200           9,772
  L'Oreal                               21,800           1,448
  Lagardere S.C.A.*                     95,500           5,728
  Publicis Groupe                      155,000           4,180
  Renault*                              70,219           5,632
  Sanofi-Aventis (B)*                  157,161          11,154
  Sanofi-Aventis - New (B)*              3,750             267
  Schneider Electric                    26,100           1,632
  Societe Assurances Generales de
  France                               115,400           6,585
  Societe Generale*                     70,395           6,006
  Total                                113,057          21,997
  Vinci                                 39,885           4,258
  Vivendi Universal (B)*               129,800           3,199
                                                  -------------
                                                       152,767
                                                  -------------
GERMANY -- 6.4%
  Allianz*                              23,800           2,291
  AMB Generali Holding                   9,900             713
  BASF*                                117,700           6,352
  Bayer                                 67,974           1,732
  Bayerische Hypo-und Vereinsbank*     411,100           6,725
  Bayerische Motoren Werke*             69,985           2,882
  Celesio*                              35,100           2,321
  Continental                           67,000           3,472
  DaimlerChrysler (B)*                 165,924           6,884
  Deutsche Bank*                         6,900             469
  Deutsche Boerse                       31,287           1,508
  Deutsche Telekom*                    445,075           7,751
  E.ON                                  59,100           4,188
  Hannover Rueckversicherung            12,100             390
  HeidelbergCement                      45,900           2,019
  Infineon Technologies (B)*           440,800           4,286
  Linde*                                18,102             969
  MAN*                                  62,700           2,121
--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Merck KGaA                            31,300    $      1,645
  Metro*                                93,270           4,324
  Muenchener Rueckversicherungs*        41,253           3,897
  SAP*                                  30,700           4,468
  SAP ADR*                              92,100           3,358
  Siemens                              306,190          20,924
  ThyssenKrupp                          49,000             910
  TUI (B)                               20,400             375
  Volkswagen (B)*                       27,500           1,055
                                                  -------------
                                                        98,029
                                                  -------------
HONG KONG -- 0.6%
  China Mobile                         221,500             646
  CNOOC                              7,543,000           3,530
  Esprit Holdings                      133,000             641
  Hang Lung Properties (B)             895,000           1,302
  Hang Seng Bank                        61,000             813
  Li & Fung                            714,000             915
  Sun Hung Kai Properties               94,000             874
  Swire Pacific, Cl A                   91,000             645
                                                  -------------
                                                         9,366
                                                  -------------
HUNGARY -- 0.1%
  Mol Magyar Olaj - es Gazipari         20,000             869
                                                  -------------
INDIA -- 0.1%
  Canara Bank                          100,000             287
  ICICI Bank                            94,730             551
  Infosys Technologies ADR (B)          12,000             626
  Punjab National Bank                  46,000             263
                                                  -------------
                                                         1,727
                                                  -------------
IRELAND -- 0.8%
  Anglo Irish Bank                     231,840           3,860
  Anglo Irish Bank(London Exchange)     22,000             365
  CRH                                   84,228           1,910
  Depfa Holding                        118,000           1,555
  Elan ADR (B)*                        178,600           4,042
                                                  -------------
                                                        11,732
                                                  -------------
ISRAEL -- 0.0%
  Bank Hapoalim                        235,000             637
                                                  -------------
ITALY -- 3.4%
  Banca Popolare di Milano*            412,105           2,539
  Enel (B)                           1,000,800           7,724
  ENI-Ente Nazionale Idrocarburi       809,782          16,543
  Sanpaolo IMI                         526,300           5,878
  Telecom Italia (B)                 1,326,114           3,965
  Telecom Italia RNC                 4,270,590           9,368
  UniCredito Italiano                1,330,570           6,371
                                                  -------------
                                                        52,388
                                                  -------------
JAPAN -- 20.8%
  Advantest                             15,200             964
  Aeon                                 168,200           2,796
  Aiful                                  1,350             135
  Asatsu-DK                             34,300             913
  Bank of Yokohama                     487,000           2,884
  Canon                                382,441          18,191
  Central Japan Railway                     79             656
  Dai Nippon Printing                  490,000           7,184
  Daito Trust Construction              11,500             435
  Daiwa House Industry                 110,000           1,142
----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Daiwa Securities Group                80,000    $        518
  East Japan Railway                       535           2,993
  Fanuc                                 34,400           1,831
  Fast Retailing                        31,800           2,289
  Fuji Photo Film (B)                  256,000           8,024
  Fuji Television Network                  396             866
  Furukawa Electric*                   127,000             513
  Hirose Electric                       25,000           2,412
  Hitachi                            2,039,000          12,783
  Honda Motor                           85,300           4,228
  Hoya                                  11,300           1,086
  Index (B)                                920           2,113
  Isetan                               127,300           1,417
  Ito-Yokado                           158,000           5,816
  Itochu*                              405,000           1,672
  Japan Airlines System (B)*           332,000             959
  Japan Tobacco                            284           2,303
  JFE Holdings                          87,200           2,368
  Kansai Electric Power                353,200           6,469
  Kao                                  185,000           4,535
  Keyence                                3,200             654
  Kirin Brewery                        381,000           3,430
  Komatsu                            1,680,000          10,272
  Konica Minolta Holdings              397,000           5,126
  Kyocera                              100,000           7,308
  Lawson                                57,400           2,035
  Matsushita Electric Industrial       681,000           9,128
  Millea Holdings                          924          12,713
  Mitsubishi                           105,000           1,084
  Mitsubishi Estate                    564,000           6,326
  Mitsubishi Heavy Industries          140,000             379
  Mitsubishi Tokyo Financial Group         986           8,850
  Mitsui Fudosan                       142,000           1,566
  Mitsui OSK Lines                     661,000           3,915
  Mitsui Sumitomo Insurance            523,000           4,613
  Murata Manufacturing                  23,300           1,153
  NEC                                1,081,000           6,905
  Nidec                                  6,800             651
  Nikko Cordial                        211,000             944
  Nikon (B)                             72,000             665
  Nintendo                              35,400           3,806
  Nippon Meat Packers                  129,000           1,523
  Nippon Mining Holdings               350,000           1,604
  Nippon Telegraph & Telephone             968           4,181
  Nissan Motor                       1,300,701          14,128
  Nitto Denko                           20,400             892
  Nomura Holdings                      293,000           4,026
  OJI Paper                             43,000             259
  Oriental Land                         72,800           4,504
  ORIX                                  97,200           9,946
  Promise                               39,500           2,501
  Ricoh                                 33,000             646
  Rohm                                  45,700           4,726
  Sammy (B)                             29,000           1,440
  Sankyo                               271,800           5,671
  Sanyo Shinpan Finance                 26,400           1,517
  Sekisui House                        181,000           1,814
  Shimamura                             10,000             731
  Shionogi                              94,000           1,516
  SMC                                   14,500           1,389
  Sompo Japan Insurance                 82,000             765
  Sony (B)                             257,200           8,859
  Sumitomo                             127,000             923
  Sumitomo Chemical                    247,000           1,105
  Sumitomo Forestry                    120,000           1,197
  Sumitomo Mitsui Financial Group (B)    1,998          12,034

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Suzuki Motor                         132,000    $      2,145
  Takeda Chemical Industries            56,000           2,521
  Tanabe Seiyaku                        68,000             584
  Tokyo Electric Power                 131,200           3,019
  Tokyo Electron                        55,400           2,837
  Tokyo Gas (B)                      1,140,000           4,176
  Toyota Motor                         244,100           9,609
  Trend Micro                           72,200           3,138
  UFJ Holdings (B)*                      1,038           5,183
  UNY                                   66,000             746
  Yahoo Japan (B)*                          53             507
  Yamanouchi Pharmaceutical            103,700           3,581
  Yamato Transport                      98,000           1,489
                                                  -------------
                                                       319,450
                                                  -------------
LUXEMBOURG -- 0.3%
  Arcelor*                             268,920           4,579
  SES GLOBAL FDR                        70,400             593
                                                  -------------
                                                         5,172
                                                  -------------
MEXICO -- 0.4%
  America Movil, Ser L ADR*            132,735           4,546
  Cemex (B)*                            60,100             341
  Telefonos de Mexico, Ser L ADR*       23,200             751
                                                  -------------
                                                         5,638
                                                  -------------
NETHERLANDS -- 6.8%
  ABN AMRO Holding*                    801,366          16,985
  Aegon*                               305,748           3,255
  Akzo Nobel*                           97,130           3,264
  ASML Holding (B)*                     36,500             466
  CSM*                                  87,438           1,970
  DSM (B)*                              29,600           1,438
  Heineken (B)*                        107,112           3,233
  Heineken Holding, Cl A (B)*           52,843           1,411
  ING Groep (B)*                       568,875          13,862
  Koninklijke Philips Electronics*      25,400             585
  Reed Elsevier                         18,300             234
  Royal Dutch Petroleum (B)*           561,437          28,289
  Royal Dutch Petroleum (NY
  Shares)*                              27,200           1,379
  Royal KPN (B)*                     1,039,974           7,975
  Royal Numico Nv*                      16,400             515
  TPG*                                 224,700           5,197
  Unilever*                            208,295          12,459
  VNU (B)*                              62,545           1,593
                                                  -------------
                                                       104,110
                                                  -------------
NEW ZEALAND -- 0.2%
  Telecom (B)                          614,718           2,307
                                                  -------------
NORWAY -- 1.4%
  DNB                                  117,200             891
  Norsk Hydro                          125,600           7,818
  Norske Skogindustrier*                40,100             667
  Statoil*                             440,100           5,606
  Tandberg (B)*                        386,400           3,440
  Telenor*                             395,500           2,851
  Yara International*                   37,400             332
                                                  -------------
                                                        21,605
                                                  -------------
PORTUGAL -- 0.4%
  Portugal Telecom*                    628,700           6,395
                                                  -------------

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
SINGAPORE -- 0.6%
  Flextronics International*            87,300    $      1,083
  Singapore Telecommunications (B)*  5,551,920           7,424
  United Overseas Bank                  87,000             676
                                                  -------------
                                                         9,183
                                                  -------------
SOUTH AFRICA -- 0.3%
  ABSA Group                            95,800             793
  Sanlam                               421,700             568
  Sasol                                193,500           3,314
  Telkom (B)                            30,700             366
                                                  -------------
                                                         5,041
                                                  -------------
SOUTH KOREA -- 1.0%
  Honam Petrochemical                    6,200             239
  Hyundai Motor                         17,600             762
  Industrial Bank of Korea              47,100             307
  INI Steel                             37,600             390
  Kookmin Bank*                          9,600             307
  Nong Shim                              1,300             272
  POSCO                                  4,200             603
  Samsung Electronics                    3,250           1,272
  Samsung Electronics GDR (D)*          56,684          10,983
  Samsung Electronics GDR (EUR)
  (D)*                                     100              20
                                                  -------------
                                                        15,155
                                                  -------------
SPAIN -- 3.6%
  ACS Actividades*                     235,285           4,003
  Altadis                               55,100           1,714
  Banco Bilbao Vizcaya Argentaria (B)  681,100           9,047
  Banco Santander Central Hispano (B)  800,600           7,823
  Endesa                                54,000             999
  Iberdrola                             45,000             918
  Inditex (B)*                         120,400           2,764
  Repsol (B)*                          431,700           8,919
  Sogecable (B)*                        90,600           3,275
  Telefonica*                        1,075,163          15,262
                                                  -------------
                                                        54,724
                                                  -------------
SWEDEN -- 1.6%
  Assa Abloy*                           56,200             675
  ForeningsSparbanken*                  79,400           1,511
  Nordea                               544,274           4,166
  SKF                                   48,903           1,800
  Svenska Cellulosa, Cl B               53,500           2,008
  Telefonaktiebolaget LM Ericsson
  ADR*                                 147,800           3,996
  Volvo, Cl B                          291,600           9,956
                                                  -------------
                                                        24,112
                                                  -------------
SWITZERLAND -- 7.5%
  ABB (B)*                             153,638             869
  Adecco*                               13,675             633
  Ciba Specialty Chemicals*             24,554           1,491
  Compagnie Financiere Richemont,
  Cl A*                                159,488           4,069
  Credit Suisse Group (B)*             195,272           6,083
  Holcim*                              160,389           8,582
  Nestle                                93,577          22,102
  Novartis*                            567,582          26,207

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Roche Holding*                       101,221    $      9,798
  Serono, Cl B*                          1,106             705
  STMicroelectronics*                   58,700             993
  Swiss Reinsurance*                    76,346           4,317
  Swisscom*                             12,597           4,157
  Syngenta*                             20,671           1,854
  Synthes                                9,400           1,005
  UBS*                                 292,524          19,585
  Xstrata                              245,900           3,572
                                                  -------------
                                                       116,022
                                                  -------------
TAIWAN -- 0.4%
  Chunghwa Telecom ADR (B)*            150,738           2,572
  Compal Electronics                   610,000             577
  HON HAI Precision Industry GDR (B)*  139,150             988
  Taiwan Semiconductor Manufacturing   486,000             671
  Taiwan Semiconductor
  Manufacturing ADR*                   262,576           1,982
                                                  -------------
                                                         6,790
                                                  -------------
THAILAND -- 0.0%
  PTT*                                 101,300             365
                                                  -------------
TURKEY -- 0.0%
  Ford Otomotiv Sanayi              67,750,000             505
                                                  -------------
UNITED KINGDOM -- 21.2%
  Abbey National                       338,800           3,645
  Allied Domecq                        837,754           6,691
  ARM Holdings                         163,500             232
  AstraZeneca                          123,500           5,677
  AstraZeneca (SEK)*                   169,568           7,832
  AstraZeneca ADR*                      92,870           4,321
  Aviva                                314,900           3,008
  BAA                                  125,628           1,254
  BAE Systems                          173,795             627
  Barclays                           2,363,851          21,879
  BG Group*                            823,100           5,072
  BHP Billiton                       1,479,096          13,916
  BOC Group                            263,009           4,232
  BP                                 2,795,579          24,781
  Brambles Industries                   88,600             387
  British American Tobacco*            662,142           9,976
  BT Group                           1,134,700           3,736
  Bunzl                                255,315           1,947
  Cadbury Schweppes                  1,657,933          13,287
  Carnival*                             75,400           3,619
  Centrica                             409,000           1,810
  Compass Group                         10,600              59
  Diageo                               225,900           2,778
  GlaxoSmithKline                      724,674          14,744
  GUS                                  397,817           6,072
  Hays                               1,886,861           4,022
  HBOS                                 201,800           2,467
  HSBC Holdings                        893,000          13,864
  Imperial Tobacco Group               407,497           8,973
  Intercontinental Hotels Group        168,500           1,714
  ITV*                               1,364,023           2,540
  J Sainsbury*                         363,925           1,704
  mmO2*                              2,024,700           3,269
  National Grid Transco              1,293,737          10,793
  Pearson                              369,500           4,118
  Persimmon                            147,700           1,780
  Prudential                           508,865           4,019
  Punch Taverns                        137,470           1,128
  Reckitt Benckiser                    386,833          10,160
----------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  Reed Elsevier                      1,324,841    $     11,726
  Rentokil Initial                   1,559,760           4,216
  Rexam                                106,172             843
  Rio Tinto                            259,400           6,435
  RMC Group                            107,943           1,234
  Rolls-Royce Group*                   802,944           3,348
  Royal Bank of Scotland Group         598,504          16,656
  Shell Transport & Trading            246,800           1,800
  Signet Group*                      3,059,000           5,764
  Smiths Group                         186,720           2,331
  Standard Chartered                   136,900           2,322
  Taylor Woodrow                       110,000             542
  Trinity Mirror                        65,700             762
  Unilever*                            426,700           3,654
  Vodafone Group                    11,371,511          25,827
  Whitbread                            141,800           2,080
  Wimpey George                        230,300           1,740
  Wolseley                             139,253           2,126
                                                  -------------
                                                       325,539
                                                  -------------
Total Common Stock
  (Cost $1,329,488) ($ Thousands)                    1,447,005
                                                  -------------

PREFERRED STOCK -- 0.4%
AUSTRALIA -- 0.1%
  News*                                 82,435             611
                                                  -------------
BRAZIL -- 0.1%
  Cia Vale do Rio Doce ADR*             12,000             584
  Petroleo Brasileiro*                  30,000             839
  Suzano Bahil*                         64,000             272
  Usinas Sider de Minas Gerais*         19,600             311
                                                  -------------
                                                         2,006
                                                  -------------
GERMANY -- 0.2%
  Porsche*                               5,882           3,572
                                                  -------------
Total Preferred Stock
  (Cost $5,384) ($ Thousands)                            6,189
                                                  -------------

FOREIGN CONVERTIBLE BONDS -- 0.2%
  Credit Suisse Group CV to
    32.3311 Shares (CHF)
    6.000%, 12/23/05               $       341             315
  SMFG Finance CV to 9.6154
    Shares (JPY)
    2.250%, 07/11/05                   144,000           2,777
                                                  -------------
Total Foreign Convertible Bonds
  (Cost $1,880) ($ Thousands)                            3,092
                                                  -------------

CORPORATE OBLIGATIONS (C)(F) -- 4.5%
FINANCIALS -- 4.5%
  AllState Life Global Funding II
    1.590%, 08/15/05                     6,584           6,584
  Blue Heron Funding
    1.640%, 05/18/05                     6,271           6,270
  Countrywide Home Loans
    1.669%, 06/23/05                     6,584           6,582
  Independence
    1.670%, 07/15/05                     4,703           4,703
  Morgan Stanley Dean Witter
    1.514%, 09/02/05                     4,703           4,703

--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

----------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
  RMAC
    1.569%, 06/12/05               $     6,584    $      6,584
  Saturn Ventures
    1.644%, 02/07/05                     5,643           5,643
  Sigma Finance
    1.491%, 01/04/05                     6,584           6,583
  Wachovia Auto Owner Trust
    1.900%, 06/20/05                     4,304           4,304
  Washington Mutual Bank
    1.730%, 08/18/05                     5,644           5,644
  White Pine Finance
    1.575%, 03/11/05                     6,584           6,582
  Whitehawk CDO Funding
    1.741%, 03/15/05                     5,643           5,643
                                                  -------------
Total Corporate Obligations
  (Cost $69,825) ($ Thousands)                          69,825
                                                  -------------

CASH EQUIVALENTS -- 1.5%
  Bear Stearns Master Notes (C)      6,270,516           6,271
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A+            17,144,998          17,145
                                                  -------------
Total Cash Equivalents
  (Cost $23,416) ($ Thousands)                          23,416
                                                  -------------

COMMERCIAL PAPER (C)(E) -- 1.4%
FINANCIALS -- 1.4%
  Broadhead Funding
    1.611%, 09/13/04                     5,643           5,640
  CPI Funding
    1.592%, 09/22/04                     3,530           3,527
  Golden Fish
    1.631%, 09/13/04                     5,926           5,922
  TMC
    1.641%, 09/15/04                     6,271           6,267
                                                  -------------
Total Commercial Paper
  (Cost $21,356) ($ Thousands)                          21,356
                                                  -------------

U.S. TREASURY OBLIGATION -- 0.2%
    U.S. Treasury Bills (A)
    1.760%, 02/24/05                     3,000           2,974
                                                  -------------
Total U.S. Treasury Obligation
  (Cost $2,974) ($ Thousands)                            2,974
                                                  -------------

REPURCHASE AGREEMENT(C) -- 1.8%
Barclays 1.580%, dated
  08/31/04, to be repurchased
  on 09/01/04, repurchase price
  $27,606,219 (collateralized
  by U.S. Government Agency
  obligations, total market
  value: $28,157,179)                   27,605          27,605
                                                  -------------
Total Repurchase Agreement
  (Cost $27,605) ($ Thousands)                          27,605
                                                  -------------

Total Investments -- 104.0%
  (Cost $1,481,928) ($ Thousands)(1)              $  1,601,462
                                                  =============


Percentages are based on Net Assets of $1,539,621,233.
* Non-Income Producing Security
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at August 31, 2004. The total value of securities on loan at August 31, 2004 was $119,326,583.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of August 31, 2004 was $125,057,243.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2004.
(1) At August 31, 2004, the tax basis cost of the Fund's investments was (000) $1,481,928, and the unrealized appreciation and depreciation were (000) $167,593 and $(48,059), respectively.
ADR -- American Depository Receipt
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
SEK -- Swedish Krona

The Fund had the following long futures contracts open as of August 31, 2004:

-------------- ---------- -------------- ------------ ---------------
                          Contract                     Unrealized
 Contract      Number of  Value                        Loss
 Description   Contracts  ($ Thousands)   Expiration   ($ Thousands)
-------------- ---------- -------------- ------------ ---------------
 DJ Euro             471        15,340    09/19/04            $(274)
 Stoxx
-------------- ---------- -------------- ----------- ----------------
 FTSE 100            144        11,590    09/19/04               76
 Index
-------------- ---------- -------------- ----------- ----------------
 Hang Seng            10           822    09/30/04                6
 Index
-------------- ---------- -------------- ----------- ----------------
 SPI 200              40         2,504    09/19/04               (4)
 Index
-------------- ---------- -------------- ----------- ----------------
 Topix Index          93         9,576    09/14/04             (229)
-------------- ---------- -------------- ----------- ----------------
                                                              $(425)
-------------- ---------- -------------- ----------- ----------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

================================================================================
SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
August 31, 2004

                                                      MARKET
                                       % OF           VALUE
SECTOR DIVERSIFICATION              NET ASSETS     ($THOUSANDS)
-----------------------------------------------------------------

 COMMON STOCK
 Financials                            22.0%      $    339,350
 Consumer Discretionary                13.2            202,508
 Industrials                           11.1            170,269
 Telecommunication Services             9.5            144,715
 Consumer Staples                       8.9            137,280
 Energy                                 8.7            134,671
 Health Care                            8.0            123,502
 Materials                              5.9             91,497
 Information Technology                 4.0             61,851
 Utilities                              2.7             41,362
---------------------------------------------------------------
 TOTAL COMMON STOCK                    94.0          1,447,005
 CORPORATE OBLIGATIONS                  4.5             69,825
 REPURCHASE AGREEMENTS                  1.8             27,605
 CASH EQUIVALENT                        1.5             23,416
 COMMERCIAL PAPER                       1.4             21,356
 PREFERRED STOCK                        0.4              6,189
 FOREIGN CONVERTIBLE BONDS              0.2              3,092
 TREASURY BILLS                         0.2              2,974
---------------------------------------------------------------
 TOTAL INVESTMENTS                    104.0          1,601,462
 TOTAL OTHER ASSETS AND
 LIABILITIES                           (4.0)           (61,841)
---------------------------------------------------------------
 TOTAL NET ASSETS                     100.0%      $  1,539,621
---------------------------------------------------------------



--------------------------------------------------------------------------------
        SEI Institutional Investments Trust / Quarterly Report / August 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer

Date October 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer


Date October 22, 2004

By (Signature and Title)*                    /s/ Peter (Pedro) A. Rodriguez
                                             ------------------------------
                                             Peter (Pedro) A. Rodriguez
                                             Chief Financial Officer


Date October 22, 2004
* Print the name and title of each signing officer under his or her signature.